As filed with the Securities and Exchange Commission on April 18, 2019
Securities Act Registration No. 033-24962
Investment Company Act Registration No. 811-05186
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 167 (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 169 (X)
Check appropriate box or boxes
ADVANCED SERIES TRUST
Exact name of registrant as specified in charter
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code
1-800-225-1852
Registrant’s Telephone Number, Including Area Code
Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and Address of Agent for Service
It is proposed that this filing will become effective:
__ immediately upon filing pursuant to paragraph (b)
__ on (date) pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (date) pursuant to paragraph (a)(1)
X 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note
This Post-Effective Amendment No. 167 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 169 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the Amendment) is being filed for the purposes of adding the AST BlackRock Corporate Bond Portfolio, the AST PIMCO Corporate Bond Portfolio, the AST Prudential Corporate Bond Portfolio, the AST T. Rowe Price Corporate Bond Portfolio and the AST Western Asset Corporate Bond Portfolio each as a new series of the Registrant.

The Amendment is not intended to amend the current prospectuses and statements of additional information for the other series of the Registrant, dated April 30, 2018, and as supplemented to date.

ADVANCED SERIES TRUST
SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS • August [16], 2019
The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
The Advanced Series Trust (the Trust and each series thereof, a Portfolio) is an investment vehicle for life insurance companies (the Participating Insurance Companies) writing variable annuity contracts and variable life insurance policies (each, a Contract and together, the Contracts). Shares of the Trust may also be sold directly to certain tax-deferred retirement plans. Each Contract involves fees and expenses not described in this prospectus (the Prospectus). Please read the prospectus of your Contract for information regarding the Contract, including its fees and expenses. The Portfolios offered in this Prospectus are set forth on this cover (the Portfolios).
These securities have not been approved or disapproved by the Securities and Exchange Commission (the Commission or the SEC) or the Commodity Futures Trading Commission (the CFTC) nor has the Commission or the CFTC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.
AST BlackRock Corporate Bond Portfolio
AST PIMCO Corporate Bond Portfolio
AST Prudential Corporate Bond Portfolio
AST T. Rowe Price Corporate Bond Portfolio
AST Western Asset Corporate Bond Portfolio

1	SUMMARY: AST BLACKROCK CORPORATE BOND PORTFOLIO
5	SUMMARY: AST PIMCO CORPORATE BOND PORTFOLIO
9	SUMMARY: AST PRUDENTIAL CORPORATE BOND PORTFOLIO
13	SUMMARY: AST T. ROWE PRICE CORPORATE BOND PORTFOLIO
17	SUMMARY: AST WESTERN ASSET CORPORATE BOND PORTFOLIO
21	ABOUT THE TRUST
22	MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST
30	MORE DETAILED INFORMATION ABOUT OTHER INVESTMENTS & STRATEGIES USED BY THE PORTFOLIOS
33	PRINCIPAL RISKS
40	HOW THE TRUST IS MANAGED
48	HOW TO BUY AND SELL SHARES OF THE PORTFOLIOS
52	OTHER INFORMATION
53	FINANCIAL HIGHLIGHTS

SUMMARY: AST BLACKROCK CORPORATE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.53%
Distribution and/or Service Fees (12b-1 Fees)	None
Other Expenses(2)	0.14%
Acquired Fund Fees and Expenses	None
Total Annual Portfolio Operating Expenses	0.67%
Fee Waiver and/or Expense Reimbursement	(0.07)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.60%
(1) The Portfolio will commence operations on or about August [16], 2019.
(2) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $100 million for the Portfolio for the fiscal period ending December 31, 2019.
(3) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.
Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
AST BlackRock Corporate Bond	$61	$207
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio because it is new.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities; (iii) certain debt obligations issued or guaranteed by the US Government and government-related entities, including mortgage-related securities;

(iv) US Government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. At times, the Portfolio may be concentrated in certain sectors. For purposes of the 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities.
Although the Portfolio may invest in instruments of any duration or maturity, the Portfolio normally seeks to maintain a weighted average portfolio duration within +/- one year of its secondary benchmark index, with a duration of approximately 6 years as of December 31, 2018.
The Portfolio may invest up to 10% of net assets in instruments that are rated below investment grade or, if unrated, are considered by the Portfolio’s subadviser to be of comparable quality to instruments rated below investment grade. The Portfolio may invest up to 15% of total assets in instruments in the financial services group of industries. The Portfolio may invest up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers, including those issued by issuers in emerging markets.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.
Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties.  Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the US have begun to increase from historically low levels in recent years and may continue to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.
High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. There is no guarantee that the investment objective of the Portfolio will be achieved.
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Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.
Senior Loan Risk. The Portfolio’s investments in certain senior loans have many of the risk characteristics of fixed income securities, and may be subject to increased credit, interest rate and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in related markets.
US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in credit quality of, the US Government, and may not be backed by the “full faith and credit” of the US Government.
Past Performance. No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.
MANAGEMENT OF THE PORTFOLIO
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	BlackRock Financial Management, Inc.	Stephan Bassas	Managing Director	August 2019
		Kashif Riaz	Managing Director	August 2019
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.
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SUMMARY: AST PIMCO CORPORATE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.53%
Distribution and/or Service Fees (12b-1 Fees)	None
Other Expenses(2)	0.14%
Acquired Fund Fees and Expenses	None
Total Annual Portfolio Operating Expenses	0.67%
Fee Waiver and/or Expense Reimbursement	(0.07)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.60%
(1) The Portfolio will commence operations on or about August [16], 2019.
(2) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $100 million for the Portfolio for the fiscal period ending December 31, 2019.
(3) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.
Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
AST PIMCO Corporate Bond	$61	$207
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio because it is new.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities; (iii) certain debt obligations issued or guaranteed by the US Government and government-related entities, including mortgage-related securities;
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(iv) US Government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. At times, the Portfolio may be concentrated in certain sectors. For purposes of the 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities.
Although the Portfolio may invest in instruments of any duration or maturity, the Portfolio normally seeks to maintain a weighted average portfolio duration within +/- one year of its secondary benchmark index, with a duration of approximately 6 years as of December 31, 2018.
The Portfolio may invest up to 10% of net assets in instruments that are rated below investment grade or, if unrated, are considered by the Portfolio’s subadviser to be of comparable quality to instruments rated below investment grade. The Portfolio may invest up to 15% of total assets in instruments in the financial services group of industries. The Portfolio may invest up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers, including those issued by issuers in emerging markets.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.
Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties.  Emerging market countries may have policies that restrict investments by foreign investors, or that
6

prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the US have begun to increase from historically low levels in recent years and may continue to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.
High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. There is no guarantee that the investment objective of the Portfolio will be achieved.
7

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.
Senior Loan Risk. The Portfolio’s investments in certain senior loans have many of the risk characteristics of fixed income securities, and may be subject to increased credit, interest rate and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in related markets.
US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in credit quality of, the US Government, and may not be backed by the “full faith and credit” of the US Government.
Past Performance. No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.
MANAGEMENT OF THE PORTFOLIO
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Pacific Investment Management Company, LLC	Mark R. Kiesel, CFA	Portfolio Manager	August 2019
		Mohit Mittal	Portfolio Manager	August 2019
		Amit Arora	Portfolio Manager	August 2019
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.
8

SUMMARY: AST PRUDENTIAL CORPORATE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.48%
Distribution and/or Service Fees (12b-1 Fees)	None
Other Expenses(2)	0.14%
Acquired Fund Fees and Expenses	None
Total Annual Portfolio Operating Expenses	0.62%
Fee Waiver and/or Expense Reimbursement	(0.02)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.60%
(1) The Portfolio will commence operations on or about August [16], 2019.
(2) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $100 million for the Portfolio for the fiscal period ending December 31, 2019.
(3) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.
Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
AST Prudential Corporate Bond	$61	$197
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio because it is new.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities; (iii) certain debt obligations issued or guaranteed by the US Government and government-related entities, including mortgage-related securities;
9

(iv) US Government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. At times, the Portfolio may be concentrated in certain sectors. For purposes of the 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities.
Although the Portfolio may invest in instruments of any duration or maturity, the Portfolio normally seeks to maintain a weighted average portfolio duration within +/- one year of its secondary benchmark index, with a duration of approximately 6 years as of December 31, 2018.
The Portfolio may invest up to 10% of net assets in instruments that are rated below investment grade or, if unrated, are considered by the Portfolio’s subadviser to be of comparable quality to instruments rated below investment grade. The Portfolio may invest up to 15% of total assets in instruments in the financial services group of industries. The Portfolio may invest up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers, including those issued by issuers in emerging markets.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.
Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties.  Emerging market countries may have policies that restrict investments by foreign investors, or that
10

prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the US have begun to increase from historically low levels in recent years and may continue to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.
High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. There is no guarantee that the investment objective of the Portfolio will be achieved.
11

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.
Senior Loan Risk. The Portfolio’s investments in certain senior loans have many of the risk characteristics of fixed income securities, and may be subject to increased credit, interest rate and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in related markets.
US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in credit quality of, the US Government, and may not be backed by the “full faith and credit” of the US Government.
Past Performance. No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.
MANAGEMENT OF THE PORTFOLIO
Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Fixed Income; PGIM Limited	Steven A. Kellner, CFA	Managing Director and Head of Credit Portfolio Management	August 2019
		Edward H. Blaha, CFA	Managing Director and Portfolio Manager	August 2019
		Lee Friedman, CFA	Principal and Portfolio Manager	August 2019
		Filippo Arcieri	Principal and Portfolio Manager	August 2019
		Alyssa Davis	Principal and Portfolio Manager	August 2019
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.
12

SUMMARY: AST T. ROWE PRICE CORPORATE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.53%
Distribution and/or Service Fees (12b-1 Fees)	None
Other Expenses(2)	0.14%
Acquired Fund Fees and Expenses	None
Total Annual Portfolio Operating Expenses	0.67%
Fee Waiver and/or Expense Reimbursement	(0.07)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.60%
(1) The Portfolio will commence operations on or about August [16], 2019.
(2) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $100 million for the Portfolio for the fiscal period ending December 31, 2019.
(3) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.
Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
AST T. Rowe Price Corporate Bond	$61	$207
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio because it is new.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities; (iii) certain debt obligations issued or guaranteed by the US Government and government-related entities, including mortgage-related securities;
13

(iv) US Government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. At times, the Portfolio may be concentrated in certain sectors. For purposes of the 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities.
Although the Portfolio may invest in instruments of any duration or maturity, the Portfolio normally seeks to maintain a weighted average portfolio duration within +/- one year of its secondary benchmark index, with a duration of approximately 6 years as of December 31, 2018.
The Portfolio may invest up to 10% of net assets in instruments that are rated below investment grade or, if unrated, are considered by the Portfolio’s subadviser to be of comparable quality to instruments rated below investment grade. The Portfolio may invest up to 15% of total assets in instruments in the financial services group of industries. The Portfolio may invest up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers, including those issued by issuers in emerging markets.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.
Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties.  Emerging market countries may have policies that restrict investments by foreign investors, or that
14

prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the US have begun to increase from historically low levels in recent years and may continue to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.
High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. There is no guarantee that the investment objective of the Portfolio will be achieved.
15

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.
Senior Loan Risk. The Portfolio’s investments in certain senior loans have many of the risk characteristics of fixed income securities, and may be subject to increased credit, interest rate and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in related markets.
US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in credit quality of, the US Government, and may not be backed by the “full faith and credit” of the US Government.
Past Performance. No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.
MANAGEMENT OF THE PORTFOLIO
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	T. Rowe Price Associates, Inc.	Steven E. Boothe, CFA	Vice President and Portfolio Manager	August 2019
		Lauren T. Wagandt, CFA	Vice President and Portfolio Manager	August 2019
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.
16

SUMMARY: AST WESTERN ASSET CORPORATE BOND PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.53%
Distribution and/or Service Fees (12b-1 Fees)	None
Other Expenses(2)	0.14%
Acquired Fund Fees and Expenses	None
Total Annual Portfolio Operating Expenses	0.67%
Fee Waiver and/or Expense Reimbursement	(0.07)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.60%
(1) The Portfolio will commence operations on or about August [16], 2019.
(2) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $100 million for the Portfolio for the fiscal period ending December 31, 2019.
(3) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.
Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
AST Western Asset Corporate Bond	$61	$207
Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio because it is new.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities; (iii) certain debt obligations issued or guaranteed by the US Government and government-related entities, including mortgage-related securities;
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(iv) US Government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. At times, the Portfolio may be concentrated in certain sectors. For purposes of the 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities.
Although the Portfolio may invest in instruments of any duration or maturity, the Portfolio normally seeks to maintain a weighted average portfolio duration within +/- one year of its secondary benchmark index, with a duration of approximately 6 years as of December 31, 2018.
The Portfolio may invest up to 10% of net assets in instruments that are rated below investment grade or, if unrated, are considered by the Portfolio’s subadviser to be of comparable quality to instruments rated below investment grade. The Portfolio may invest up to 15% of total assets in instruments in the financial services group of industries. The Portfolio may invest up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers, including those issued by issuers in emerging markets.
Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.
Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.
Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties.  Emerging market countries may have policies that restrict investments by foreign investors, or that
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prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the US have begun to increase from historically low levels in recent years and may continue to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.
Focus Risk. The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested.
Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.
High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.
Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.
Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. There is no guarantee that the investment objective of the Portfolio will be achieved.
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Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.
Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.
Senior Loan Risk. The Portfolio’s investments in certain senior loans have many of the risk characteristics of fixed income securities, and may be subject to increased credit, interest rate and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in related markets.
US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in credit quality of, the US Government, and may not be backed by the “full faith and credit” of the US Government.
Past Performance. No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.
MANAGEMENT OF THE PORTFOLIO
Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Western Asset Management Company, LLC; Western Asset Management Company Limited – UK; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Pte. Ltd. – Singapore	Michael C. Buchanan, CFA	Deputy Chief Investment Officer	August 2019
		Ryan K. Brist, CFA	Head of Global Investment Grade Credit and Portfolio Manager	August 2019
		Blanton Y. Keh, CFA	Portfolio Manager	August 2019
		Kurt D. Halvorson, CFA	Portfolio Manager	August 2019
TAX INFORMATION
Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary's website for more information.
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ABOUT THE TRUST
About the TRUST and THE PortfolioS
This Prospectus provides information about the Trust and the Portfolios. Each Portfolio is a diversified investment company as defined by the Investment Company Act of 1940 (the 1940 Act).
PGIM Investments LLC (PGIM Investments or the Manager), a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), serves as the sole investment manager for the Portfolios. Prudential Financial, which is incorporated in the United States, has its principal place of business in the United States. Neither Prudential Financial nor any of its subsidiaries are affiliated in any manner with Prudential plc, a company incorporated in the United Kingdom.
The Manager has retained one or more subadvisers (each, a Subadviser) to manage the day-to-day investment of the assets of each Portfolio in a manager-of-managers structure. More information about the Manager, each Subadviser and the manager-of-manager structure is included in “How the Trust is Managed” later in this Prospectus.
The Trust offers one class of shares in each Portfolio. Shares of the Portfolios are sold only to separate accounts of [Prudential Insurance Company of America and Prudential Annuities Life Assurance Corporation] (collectively, Prudential) as investment options under variable life insurance and variable annuity contracts. Shares of the Portfolio may be sold directly to certain qualified retirement plans.
Additional information about the Portfolios are set forth in the following sections, and are also provided in the Statement of Additional Information (the SAI).
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MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST
Introduction
We describe each Portfolio's investment objective and policies on the following pages. We describe certain investment instruments that appear below in the section entitled “More Detailed Information About Other Investments and Strategies Used by the Portfolios.”
Although we make every effort to achieve each Portfolio's objective, we can't guarantee success and it is possible that you could lose money. Unless otherwise stated, each Portfolio's investment objective is a non-fundamental investment policy and, therefore, may be changed by the Board of Trustees of the Trust (the Board) without shareholder approval.
An investment in a Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Portfolios have investment strategies and policies that include percentage estimates and limitations. Those percentages are generally applied at the time the Portfolio makes an investment.
A Portfolio may have a policy to invest 80% of its assets in a particular category of investments suggested by the name of the Portfolio. The 80% requirement is applied at the time the Portfolio makes an investment. Those 80% policies are non-fundamental and may be changed by the Board without shareholder approval. The Portfolio, however, will provide 60 days' prior written notice to shareholders of any change in an 80% policy based on the Portfolio's name if required by applicable rules.
A change in the securities held by a Portfolio is known as “portfolio turnover.” A Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If a Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.
AST BLACKROCK CORPORATE BOND PORTFOLIO
Investment Objective: to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital appreciation.
Principal Investment Policies:
The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other collateralized debt obligations (CDOs); (iii) certain debt obligations issued or guaranteed by the US government and government-related entities, including mortgage-related securities; (iv) US government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. The Portfolio, at times, may be concentrated in certain sectors.
The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many sectors of the US and foreign fixed income securities markets. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and management of an issuer. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s prospects and to determine whether its securities are undervalued or overvalued.
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In pursuing its investment objective, the Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. The Portfolio may invest in derivative instruments, including futures, forwards, options, and swaps, to try to enhance return or to reduce (“hedge”) investment risks.
The above-described 80% policy is a non-fundamental investment policy of the Portfolio and may be changed by the Board without shareholder approval. The Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above. There is no guarantee that the Portfolio will achieve its investment objective.
The Portfolio may invest up to 10% of its net assets in instruments which are rated below investment grade (“junk bonds”) or, if unrated, are considered by the subadviser to be of comparable quality to instruments rated below investment grade. The term “investment grade” refers to instruments which are either rated Baa or higher by Moody’s, or BBB or higher by Standard & Poor’s or Fitch, or are comparably rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the subadviser will treat the security as being rated in the highest rating category received from an NRSRO. The subadviser currently intends to maintain a weighted average credit quality rating of BBB+ or better with respect to instruments held by the Portfolio.
Although the Portfolio may invest in instruments of any duration or maturity, under normal market conditions the dollar-weighted average effective duration of the Portfolio, including futures positions, is expected to be within +/- one year of its secondary benchmark index, as calculated by the subadviser, with a duration of approximately 6 years as of December 31, 2018. The Portfolio’s secondary custom blended index consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays US Intermediate Corporate Index (80%), and a cap of 7.5% on Financials. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, the fact that some bonds can be prepaid by the issuer). In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of fixed income securities has an average duration of four years, its value can be expected to fall about 4% if interest rates rise by 1%. Conversely, the Portfolio’s value can be expected to rise about 4% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The dollar-weighted average effective duration of the Portfolio may fall outside of its expected range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar-weighted average effective duration back within its expected range within a reasonable period of time.
In addition, under normal market conditions, the Portfolio may invest subject to the following limitations:
■	Up to 15% of total assets in instruments categorized in the financial services group of industries;
■	Up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers (foreign fixed income instruments), including those issued by issuers in emerging markets;
■	Up to 10% of net assets in non-investment grade debt (junk bonds).
A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.
AST PIMCO CORPORATE BOND PORTFOLIO
Investment Objective: to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital appreciation.
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Principal Investment Policies:
The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other collateralized debt obligations (CDOs); (iii) certain debt obligations issued or guaranteed by the US government and government-related entities, including mortgage-related securities; (iv) US government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. The Portfolio, at times, may be concentrated in certain sectors.
The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many sectors of the US and foreign fixed income securities markets. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and management of an issuer. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s prospects and to determine whether its securities are undervalued or overvalued.
In pursuing its investment objective, the Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. The Portfolio may invest in derivative instruments, including futures, forwards, options, and swaps, to try to enhance return or to reduce (“hedge”) investment risks.
The above-described 80% policy is a non-fundamental investment policy of the Portfolio and may be changed by the Board without shareholder approval. The Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above. There is no guarantee that the Portfolio will achieve its investment objective.
The Portfolio may invest up to 10% of its net assets in instruments which are rated below investment grade (“junk bonds”) or, if unrated, are considered by the subadviser to be of comparable quality to instruments rated below investment grade. The term “investment grade” refers to instruments which are either rated Baa or higher by Moody’s, or BBB or higher by Standard & Poor’s or Fitch, or are comparably rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the subadviser will treat the security as being rated in the highest rating category received from an NRSRO. The subadviser currently intends to maintain a weighted average credit quality rating of BBB+ or better with respect to instruments held by the Portfolio.
Although the Portfolio may invest in instruments of any duration or maturity, under normal market conditions the dollar-weighted average effective duration of the Portfolio, including futures positions, is expected to be within +/- one year of its secondary benchmark index, as calculated by the subadviser, with a duration of approximately 6 years as of December 31, 2018. The Portfolio’s secondary custom blended index consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays US Intermediate Corporate Index (80%), and a cap of 7.5% on Financials. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, the fact that some bonds can be prepaid by the issuer). In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of fixed income securities has an average duration of four years, its value can be expected to fall about 4% if interest rates rise by 1%. Conversely, the Portfolio’s value can be expected to rise about 4% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The dollar-weighted average effective duration of the Portfolio may fall outside of its expected range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar-weighted average effective duration back within its expected range within a reasonable period of time.
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In addition, under normal market conditions, the Portfolio may invest subject to the following limitations:
■	Up to 15% of total assets in instruments categorized in the financial services group of industries;
■	Up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers (foreign fixed income instruments), including those issued by issuers in emerging markets;
■	Up to 10% of net assets in non-investment grade debt (junk bonds).
A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.
AST PRUDENTIAL CORPORATE BOND PORTFOLIO
Investment Objective: to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital appreciation.
Principal Investment Policies:
The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other collateralized debt obligations (CDOs); (iii) certain debt obligations issued or guaranteed by the US government and government-related entities, including mortgage-related securities; (iv) US government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. The Portfolio, at times, may be concentrated in certain sectors.
The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many sectors of the US and foreign fixed income securities markets. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and management of an issuer. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s prospects and to determine whether its securities are undervalued or overvalued.
In pursuing its investment objective, the Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. The Portfolio may invest in derivative instruments, including futures, forwards, options, and swaps, to try to enhance return or to reduce (“hedge”) investment risks.
The above-described 80% policy is a non-fundamental investment policy of the Portfolio and may be changed by the Board without shareholder approval. The Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above. There is no guarantee that the Portfolio will achieve its investment objective.
The Portfolio may invest up to 10% of its net assets in instruments which are rated below investment grade (“junk bonds”) or, if unrated, are considered by the subadviser to be of comparable quality to instruments rated below investment grade. The term “investment grade” refers to instruments which are either rated Baa or higher by Moody’s, or BBB or higher by Standard & Poor’s or Fitch, or are comparably rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. In the
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event that a security receives different ratings from different NRSROs, the subadviser will treat the security as being rated in the highest rating category received from an NRSRO. The subadviser currently intends to maintain a weighted average credit quality rating of BBB+ or better with respect to instruments held by the Portfolio.
Although the Portfolio may invest in instruments of any duration or maturity, under normal market conditions the dollar-weighted average effective duration of the Portfolio, including futures positions, is expected to be within +/- one year of its secondary benchmark index, as calculated by the subadviser, with a duration of approximately 6 years as of December 31, 2018. The Portfolio’s secondary custom blended index consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays US Intermediate Corporate Index (80%), and a cap of 7.5% on Financials. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, the fact that some bonds can be prepaid by the issuer). In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of fixed income securities has an average duration of four years, its value can be expected to fall about 4% if interest rates rise by 1%. Conversely, the Portfolio’s value can be expected to rise about 4% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The dollar-weighted average effective duration of the Portfolio may fall outside of its expected range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar-weighted average effective duration back within its expected range within a reasonable period of time.
In managing the Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.
The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.
The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.
In addition, under normal market conditions, the Portfolio may invest subject to the following limitations:
■	Up to 15% of total assets in instruments categorized in the financial services group of industries;
■	Up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers (foreign fixed income instruments), including those issued by issuers in emerging markets;
■	Up to 10% of net assets in non-investment grade debt (junk bonds).
A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.
AST T. ROWE PRICE CORPORATE BOND PORTFOLIO
Investment Objective: to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital appreciation.
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Principal Investment Policies:
The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other collateralized debt obligations (CDOs); (iii) certain debt obligations issued or guaranteed by the US government and government-related entities, including mortgage-related securities; (iv) US government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. The Portfolio, at times, may be concentrated in certain sectors.
The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many sectors of the US and foreign fixed income securities markets. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and management of an issuer. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s prospects and to determine whether its securities are undervalued or overvalued.
In pursuing its investment objective, the Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. The Portfolio may invest in derivative instruments, including futures, forwards, options, and swaps, to try to enhance return or to reduce (“hedge”) investment risks.
The above-described 80% policy is a non-fundamental investment policy of the Portfolio and may be changed by the Board without shareholder approval. The Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above. There is no guarantee that the Portfolio will achieve its investment objective.
The Portfolio may invest up to 10% of its net assets in instruments which are rated below investment grade (“junk bonds”) or, if unrated, are considered by the subadviser to be of comparable quality to instruments rated below investment grade. The term “investment grade” refers to instruments which are either rated Baa or higher by Moody’s, or BBB or higher by Standard & Poor’s or Fitch, or are comparably rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the subadviser will treat the security as being rated in the highest rating category received from an NRSRO. The subadviser currently intends to maintain a weighted average credit quality rating of BBB+ or better with respect to instruments held by the Portfolio.
Although the Portfolio may invest in instruments of any duration or maturity, under normal market conditions the dollar-weighted average effective duration of the Portfolio, including futures positions, is expected to be within +/- one year of its secondary benchmark index, as calculated by the subadviser, with a duration of approximately 6 years as of December 31, 2018. The Portfolio’s secondary custom blended index consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays US Intermediate Corporate Index (80%), and a cap of 7.5% on Financials. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, the fact that some bonds can be prepaid by the issuer). In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of fixed income securities has an average duration of four years, its value can be expected to fall about 4% if interest rates rise by 1%. Conversely, the Portfolio’s value can be expected to rise about 4% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The dollar-weighted average effective duration of the Portfolio may fall outside of its expected range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar-weighted average effective duration back within its expected range within a reasonable period of time.
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In addition, under normal market conditions, the Portfolio may invest subject to the following limitations:
■	Up to 15% of total assets in instruments categorized in the financial services group of industries;
■	Up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers (foreign fixed income instruments), including those issued by issuers in emerging markets;
■	Up to 10% of net assets in non-investment grade debt (junk bonds).
A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.
AST WESTERN ASSET CORPORATE BOND PORTFOLIO
Investment Objective: to maximize total return, consistent with the preservation of capital. Total return is comprised of current income and capital appreciation.
Principal Investment Policies:
The Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high-quality bonds and other securities and instruments. To that end, the Portfolio’s investments may include: (i) investment-grade debt obligations of US and foreign corporate issuers; (ii) privately-issued, mortgage-related and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other collateralized debt obligations (CDOs); (iii) certain debt obligations issued or guaranteed by the US government and government-related entities, including mortgage-related securities; (iv) US government securities; and (v) derivatives and synthetic instruments that have economic characteristics that are similar to these types of securities and obligations. The Portfolio, at times, may be concentrated in certain sectors.
The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many sectors of the US and foreign fixed income securities markets. In determining which securities to buy and sell, the subadviser will consider, among other things, the financial history and condition, earnings trends, analysts’ recommendations, and the prospects and management of an issuer. The subadviser generally will employ fundamental analysis in making such determinations. Fundamental analysis involves review of financial statements and other data to assess an issuer’s prospects and to determine whether its securities are undervalued or overvalued.
In pursuing its investment objective, the Portfolio invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by corporate and government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. The Portfolio may invest in derivative instruments, including futures, forwards, options, and swaps, to try to enhance return or to reduce (“hedge”) investment risks.
The above-described 80% policy is a non-fundamental investment policy of the Portfolio and may be changed by the Board without shareholder approval. The Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above. There is no guarantee that the Portfolio will achieve its investment objective.
The Portfolio may invest up to 10% of its net assets in instruments which are rated below investment grade (“junk bonds”) or, if unrated, are considered by the subadviser to be of comparable quality to instruments rated below investment grade. The term “investment grade” refers to instruments which are either rated Baa or higher by Moody’s, or BBB or higher by Standard & Poor’s or Fitch, or are comparably rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. In the
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event that a security receives different ratings from different NRSROs, the subadviser will treat the security as being rated in the highest rating category received from an NRSRO. The subadviser currently intends to maintain a weighted average credit quality rating of BBB+ or better with respect to instruments held by the Portfolio.
Although the Portfolio may invest in instruments of any duration or maturity, under normal market conditions the dollar-weighted average effective duration of the Portfolio, including futures positions, is expected to be within +/- one year of its secondary benchmark index, as calculated by the subadviser, with a duration of approximately 6 years as of December 31, 2018. The Portfolio’s secondary custom blended index consists of the Bloomberg Barclays US Long Corporate Index (20%) and Bloomberg Barclays US Intermediate Corporate Index (80%), and a cap of 7.5% on Financials. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, the fact that some bonds can be prepaid by the issuer). In general, each year of duration represents an expected 1% change in the value for every 1% immediate change in interest rates. For example, if a portfolio of fixed income securities has an average duration of four years, its value can be expected to fall about 4% if interest rates rise by 1%. Conversely, the Portfolio’s value can be expected to rise about 4% if interest rates fall by 1%. As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The dollar-weighted average effective duration of the Portfolio may fall outside of its expected range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar-weighted average effective duration back within its expected range within a reasonable period of time.
In addition, under normal market conditions, the Portfolio may invest subject to the following limitations:
■	Up to 15% of total assets in instruments categorized in the financial services group of industries;
■	Up to 30% of total assets in US currency-denominated and foreign currency-denominated fixed income instruments issued by foreign issuers (foreign fixed income instruments), including those issued by issuers in emerging markets;
■	Up to 10% of net assets in non-investment grade debt (junk bonds).
A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Portfolio realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.
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MORE DETAILED INFORMATION ABOUT OTHER INVESTMENTS & STRATEGIES USED BY THE PORTFOLIOS
Additional Investments & Strategies
The Portfolios may invest in the following types of securities and/or use the following investment strategies to increase a Portfolio's return or protect its assets if market conditions warrant.
Bank Loans—A Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, delayed draw loans, synthetic letters of credit, and other instruments issued in the bank loan market. A Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, a Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower.
Convertible Securities and Preferred Stock—A Portfolio may invest in convertible securities, which include preferred stocks and debt securities of a corporation that may be converted into underlying shares of common stock either because they have warrants attached or otherwise permit the holder to buy common stock of the corporation at a set price. Convertible securities provide an income stream (usually lower than non-convertible bonds) and give investors opportunities to participate in the capital appreciation of the underlying common stock. Convertible securities typically offer greater potential for appreciation than nonconvertible debt securities. A Portfolio will sell common stock received upon conversion.
Dollar Rolls—A Portfolio may enter into dollar rolls in which the Portfolio sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. A Portfolio is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale. In a dollar roll, the Portfolio takes the risk that: (i) the market price of the mortgage-backed securities will drop below their future repurchase price; (ii) the securities that it repurchases at a later date will have less favorable market characteristics; (iii) the other party to the agreement will not be able to perform; (iv) the roll adds leverage to the Portfolio; and (v) it increases the Portfolio's sensitivity to interest rate changes. In addition, investments in dollar rolls may increase the portfolio turnover rate of the Portfolio.
Junk Bonds—A Portfolio may invest up to 10% of its investable assets in non-investment grade bonds (also referred to herein as high-yield debt securities or junk bonds). Non-investment grade bonds are debt securities that are rated BB or lower by S&P Global Ratings (S&P), Ba or lower by Moody’s Investors Service, Inc. (Moody’s), BB or lower by Fitch Ratings (Fitch) or, if unrated, are determined by a Subadviser to be of comparable quality. If the rating of a debt obligation is downgraded after a Portfolio purchases it (or if the debt obligation is no longer rated), the Portfolio will not be required to sell that security, but will take this fact into consideration in deciding whether the Portfolio should continue to hold the security. As set forth above, all references in this Prospectus to the ratings categories for determining what constitutes a non-investment grade bond are without regard to gradations within those categories.
Money Market Instruments—A Portfolio may invest in money market instruments, including commercial paper of a US or foreign company, foreign government securities, certificates of deposit, bankers’ acceptances, time deposits of domestic and foreign banks, and obligations issued or guaranteed by the US Government or its agencies. These obligations may be US dollar-denominated or denominated in a foreign currency. Money market instruments typically have a maturity of one year or less as measured from the date of purchase. A Portfolio also may invest in shares of affiliated money market funds or short-term bond funds.
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If a Subadviser believes it is necessary, it may temporarily invest up to 100% of a Portfolio’s total assets in money market instruments or shares of affiliated money market or short-term bond funds. Investing heavily in these securities will limit a Subadviser’s ability to achieve the Portfolio’s investment objectives, but may help to preserve the Portfolio’s assets when global or international markets are unstable.
Repurchase Agreements—A Portfolio may use repurchase agreements, where a party agrees to sell a security to the Portfolio and then repurchases it at an agreed-upon price at a stated time. This creates a fixed return for the Portfolio, and is, in effect, a loan by the Portfolio.
Reverse Repurchase Agreements—A Portfolio may use reverse repurchase agreements, where the Portfolio sells a security with an obligation to repurchase it at an agreed-upon price and time. Reverse repurchase agreements that involve borrowing to take advantage of investment opportunities, a practice known as leverage, could magnify losses.
If a Portfolio borrows money to purchase securities and those securities decline in value, then the value of the Portfolio’s shares will decline faster than if the Portfolio were not leveraged. In addition, interest costs and investment fees relating to leverage may exceed potential investment gains.
Short Sales—A Portfolio may make short sales of a security. This means that the Portfolio may sell a security that it does not own, which it may do, for example, when the Subadviser thinks the value of the security will decline. A Portfolio generally will borrow the security to deliver to the buyers in a short sale. A Portfolio must then replace the borrowed security by purchasing it at the market price at the time of replacement. Short sales involve costs and risk. A Portfolio must pay the lender any dividends or interest that accrues on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security.
A Portfolio also may make short sales “against the box.” In a short sale “against the box,” a Portfolio owns or has the right to acquire the security at no additional cost through conversion or exchange of other securities it owns. When selling short against the box, a Portfolio gives up the opportunity for capital appreciation of the security.
When-Issued and Delayed-Delivery Securities—A Portfolio may purchase securities, including money market obligations or other obligations on a when-issued or delayed-delivery basis. When a Portfolio makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. A Portfolio will not earn interest income until the date the obligations are delivered.
Zero Coupon Bonds, Pay-in-Kind (PIK) and Deferred Payment Securities—A Portfolio may invest in zero coupon bonds, pay-in-kind (PIK) or deferred payment securities. Zero coupon bonds do not pay interest during the life of the security. An investor purchases the security at a price that is less than the amount the investor will receive when the borrower repays the amount borrowed (face value). PIK securities pay interest in the form of additional securities. Deferred payment securities pay regular interest after a predetermined date. A Portfolio will record the amount these securities rise in price each year (phantom income) for accounting and federal income tax purposes, but does not receive income currently. Because a Portfolio generally distributes income to its shareholders each year, in certain circumstances, the Portfolio may have to dispose of its portfolio securities under disadvantageous conditions or borrow to generate enough cash to distribute phantom income and the value of the paid-in-kind interest.
Additional Strategies. A Portfolio follows certain policies when it borrows money (a Portfolio can borrow up to 33 1/3% of the value of its total assets); lends its securities to others (a Portfolio can lend up to 33 1/3% of the value of its total assets); and holds illiquid investments. A Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is an investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Portfolio’s subadviser will monitor the Portfolio’s liquidity on an ongoing basis and will determine whether, in light of then-current circumstances, an adequate level of liquidity is being maintained. In the event the market value of a Portfolio’s illiquid investments exceeds 15% of the Portfolio’s net assets due to an
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increase in the aggregate value of its illiquid investments and/or a decline in the aggregate value of its other securities, the Portfolio must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. The Portfolios are subject to certain other investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, please see the SAI.
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PRINCIPAL RISKS
An investment or type of security specifically identified in this prospectus generally reflects a principal investment. The Portfolio also may invest in or use certain other types of investments and investing techniques that are described in the SAI. An investment or type of security only identified in the SAI typically is treated as a non-principal investment. The risks identified below are the principal risks of investing in the Portfolios. The Summary section for each Portfolio lists the principal risks applicable to that Portfolio. This section provides more detailed information about each risk. Each Portfolio may be subject to additional risks other than those identified and described below because the types of investments made by a Portfolio can change over time.
All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolios make every effort to achieve their objectives, the Portfolios cannot guarantee success.
In addition, each Portfolio reserves the right to discontinue offering shares at any time, to merge or reorganize itself, or to cease operations and liquidate at any time.
Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans on residential and/or commercial real estate. Asset-backed and mortgage-backed securities are subject to interest rate risk, credit risk and liquidity risk, which are further described under Fixed Income Securities Risk.
Asset-backed and mortgage-backed securities may also be subject to prepayment and extension risks. In a period of declining interest rates, borrowers may repay principal on mortgages or other loan obligations underlying a security more quickly than anticipated, which may require a Portfolio to reinvest the repayment proceeds in securities that pay lower interest rates (prepayment risk). In a period of rising interest rates, prepayments may occur at a slower rate than expected, which may prevent a Portfolio from reinvesting repayment proceeds in securities that pay higher interest rates (extension risk). The more a Portfolio invests in longer-term securities, the more likely it will be affected by changes in interest rates, which may result in lower than anticipated yield-to-maturity and expected returns as well as reduced market value of such securities.
The risks associated with investments in asset-backed and mortgage-backed securities, particularly credit risk, are heightened in connection with investments in loans to “subprime” borrowers or borrowers with blemished credit histories. Some mortgage-backed securities receive government or private support, but there is no assurance that such support will remain in place.
Mortgage-backed securities are a specific type of asset-backed security—one backed by mortgage loans on residential and/or commercial real estate. Therefore, they also have risks related to real estate, including significant sensitivity to changes in real estate prices and interest rates and, in the case of commercial mortgages, office and factory occupancy rates. Moreover, securities backed by mortgages issued by private, non-government issuers may experience higher rates of default on the underlying mortgages than government issued mortgages because private issuer mortgage loans often do not meet the underwriting standards of government-issued mortgages. Private issuer mortgage-backed securities may include loans on commercial or residential properties.
A Portfolio may invest in securities issued or guaranteed by the US government or its agencies and instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). Unlike Ginnie Mae securities, securities issued or guaranteed by US government-related organizations such as Fannie Mae or Freddie Mac are not backed by the full faith and credit of the US government, and no assurance can be given that the US government would provide financial support to such securities.
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Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies, and currency exchange rates. Derivatives in which the Portfolios may invest include exchange-traded instruments, as well as privately-negotiated instruments, also called over-the-counter instruments. Examples of derivatives include options, futures, forward agreements, interest rate swap agreements, credit default swap agreements, and credit-linked securities. A Portfolio may, but is not required to, use derivatives to seek to earn income or enhance returns, manage or adjust its risk profile, replace more traditional direct investments, or obtain exposure to certain markets. The use of derivatives to seek to earn income or enhance returns may be considered speculative.
The use of derivatives is a highly specialized activity that involves a variety of risks and costs that are different from, or possibly greater than, investing directly in traditional equity and debt securities, including:
■	Counterparty credit risk. There is a risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Portfolio. This risk is especially important in the context of privately negotiated instruments. For example, a Portfolio would be exposed to counterparty credit risk to the extent it enters into a credit default swap, that is, it purchases protection against a default by a debt issuer, and the swap counterparty does not maintain adequate reserves to cover such a default.
■	Leverage risk. Certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage. Leverage can result in losses to a Portfolio that exceed the amount the Portfolio originally invested. To mitigate leverage risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate Portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or coverage requirements.
■	Liquidity and valuation risk. Certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth. Privately-negotiated instruments may be difficult to terminate, and from time to time, a Portfolio may find it difficult to enter into a transaction that would offset the losses incurred by another derivative that it holds. Derivatives, and especially privately-negotiated instruments, also involve the risk of incorrect valuation (that is, the value assigned to the derivative may not always reflect its risks or potential rewards).
■	Hedging risk. Hedging is a strategy in which a Portfolio uses a derivative to offset the risks associated with its other portfolio holdings. While hedging can reduce losses, it can also reduce or eliminate gains or magnify losses if the market moves in a manner different from that anticipated by the Portfolio. Hedging also involves the risk that changes in the value of the derivative will not match the value of the holdings being hedged, to the extent expected by the Portfolio, in which case any losses on the holdings being hedged may not be reduced and in fact, may be increased. No assurance can be given that any hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Portfolio is not required to use hedging and may choose not to do so.
■	Futures and Forward Contracts Risk. The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose a Portfolio to greater losses in the event of a default by a counterparty.
Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of non-US investments are greater for investments in or exposed to emerging markets.  Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such
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countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation.  Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties.  Emerging market countries may have policies that restrict investments by non-US investors, or that prevent non-US investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Expense Risk. Your actual cost of investing in a Portfolio may be higher than the expenses shown in “Annual Portfolio Operating Expenses” for a variety of reasons. For example, Portfolio operating expense ratios may be higher than those shown if a Portfolio’s average net assets decrease, fee waivers or expense limitations change, or the Portfolio incurs more expenses than expected. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.
Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including credit risk, liquidity risk and interest rate risk.
■	Credit risk. Credit risk is the risk that an issuer or guarantor of a security will be unable or unwilling to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able or willing to make required principal and interest payments. The downgrade of the credit of a security held by a Portfolio may decrease its value. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by a Portfolio, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Portfolio assets allocated to lower-rated securities generally will increase the credit risk to which a Portfolio is subject. Information on the ratings issued to debt securities by certain credit rating agencies is included in Appendix I to the Statement of Additional Information (SAI). Not all securities are rated. In the event that the relevant credit rating agencies assign different ratings to the same security, a Portfolio’s Subadviser may determine which rating it believes best reflects the security’s quality and risk at that time. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. Some, but not all, US government securities are insured or guaranteed by the US government, while others are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Although credit risk may be lower for US government securities than for other investment-grade securities, the return may be lower.
■	Liquidity risk. Liquidity risk is the risk that a Portfolio may not be able to sell some or all of the securities it holds, either at the price it values the security or at any price. Liquidity risk also includes the risk that there may be delays in selling a security, if it can be sold at all, which could prevent a Portfolio from taking advantage of other investment opportunities. In addition, liquidity risk refers to the risk that a Portfolio may not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, redemption requests by certain large shareholders such as institutional investors, or other reasons. Meeting such redemption requests may cause a Portfolio to have to liquidate portfolio securities at disadvantageous prices or times and/or unfavorable conditions and, thus, could reduce the returns of a Portfolio and dilute remaining investors’ interests. The reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.
■	Interest rate risk. Interest rate risk is the risk that the value of an investment may go down in value when interest rates rise. The prices of fixed income securities generally move in the opposite direction to that of market interest rates. Changes in interest rates may also affect the liquidity of a Portfolio’s investments in fixed income securities. The risks associated with rising interest rates are heightened given that interest rates in the US have begun to increase from historically low levels in recent years and may continue to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and a Portfolio’s investments. Volatility in interest rates and in fixed income markets may increase the risk that a Portfolio’s investment in fixed income securities will go down in value. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a fixed income security, the greater is the decline in its value when rates increase. As a result, portfolios with longer durations and longer weighted
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average maturities generally have more volatile share prices than portfolios with shorter durations and shorter weighted average maturities. Certain securities acquired by a Portfolio may pay interest at a variable rate or the principal amount of the security periodically adjusts according to the rate of inflation or other measure. In either case, the interest rate at issuance is generally lower than the fixed interest rate of bonds of similar seniority from the same issuer; however, variable interest rate securities generally are subject to a lower risk that their value will decrease during periods of increasing interest rates and increasing inflation. Decreases in interest rates create the potential for a decrease in income earned by a Portfolio.
Focus Risk. To the extent that a Portfolio focuses its investments in particular countries, regions, industries, sectors, or types of investments from time to time, the Portfolio may be subject to greater risks of adverse developments in such areas of focus than a portfolio that invests in a wider variety of countries, regions, industries, sectors, or investments. As a result, a Portfolio may accumulate larger positions in such countries, regions, industries, sectors, or types of investments and its performance may be tied more directly to the success or failure of a smaller group of related portfolio holdings than a portfolio that invests more broadly.
Foreign Investment Risk. Investment in foreign securities generally involve more risk than investing in securities of US issuers. Foreign securities include investments in securities of foreign issuers denominated in foreign currencies, as well as securities of foreign issuers denominated in US dollars and American Depositary Receipts.
Foreign investment risk includes the following risks:
■	Currency risk. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio. Currency exchange rates can be volatile and affected by, among other factors, the general economic conditions of a country, the actions of the US and non-US governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled. Changes in currency exchange rates may affect the value of foreign securities held by a Portfolio. If a foreign currency grows weaker relative to the US dollar, the value of securities denominated in that foreign currency generally decreases in terms of US dollars. If a Portfolio does not correctly anticipate changes in exchange rates, its share price could decline as a result. A Portfolio may from time to time attempt to hedge a portion of its currency risk using a variety of techniques, including currency futures, forwards, and options. However, these instruments may not always work as intended, and in certain cases a Portfolio may be exposed to losses that are greater than the amount originally invested. For most emerging market currencies, suitable hedging instruments may not be available.
■	Emerging market risk. Countries in emerging markets (e.g., South America, Eastern and Central Europe, Africa and the Pacific Basin countries) may have relatively unstable governments, economies based on only a few industries and securities markets that trade a limited number of securities. Economic, business, political, or social instability may affect investments in emerging markets differently, and often more severely, than investments in developed markets. Securities of issuers located in these countries tend to have volatile prices and offer the potential for substantial loss as well as gain. In addition, these securities may be less liquid and more difficult to value than investments in more established markets as a result of inadequate trading volume or restrictions on trading imposed by the governments of such countries. Emerging markets may also have increased risks associated with clearance and settlement. Delays in settlement could result in periods of uninvested assets, missed investment opportunities or losses for a Portfolio.
■	Foreign market risk. Foreign markets tend to be more volatile than US markets and are generally not subject to regulatory requirements comparable to those in the US. In addition, foreign markets are subject to differing custody and settlement practices. Foreign markets are subject to bankruptcy laws different than those in the US, which may result in lower recoveries for investors.
■	Information risk. Financial reporting standards for companies based in foreign markets usually differ from, and may be less comprehensive than, those in the US.
■	Liquidity and valuation risk. Stocks that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a function of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than US markets. This can make buying and selling certain securities more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches an estimate of its value.
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■	Political and social risk. Political or social developments may adversely affect the value of a Portfolio’s foreign securities. In addition, some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. A Portfolio’s investments in foreign securities also may be subject to the risk of nationalization or expropriation of a foreign corporation’s assets, imposition of currency exchange controls, or restrictions on the repatriation of non-US currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. These risks are heightened in all respects with respect to investments in foreign securities issued by foreign corporations and governments located in developing countries or emerging markets.
■	Regulatory risk. Some foreign governments regulate their exchanges less stringently than the US, and the rights of shareholders may not be as firmly established as in the US. In general, less information is publicly available about foreign corporations than about US companies.
■	Taxation risk. Many foreign markets are not as open to foreign investors as US markets. A Portfolio may be required to pay special taxes on gains and distributions that are imposed on foreign investors. Payment of these foreign taxes may reduce the investment performance of a Portfolio.
High-Yield Risk. Investments in high-yield securities and unrated securities of similar credit quality (commonly known as “high-yield securities” or “junk bonds”) may be subject to greater levels of interest rate, credit, call and liquidity risk than investments in investment grade securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or period of rising interest rates could adversely affect the market for high-yield securities and reduce a Portfolio’s ability to sell its high-yield securities at an advantageous time or price. In addition, the market for lower-rated bonds may be thinner and less active than the market for higher-rated bonds, and the prices of lower-rated bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. High-yield securities frequently have redemption features that permit an issuer to repurchase the security from a Portfolio prior to maturity, which may result in the Portfolio having to reinvest the proceeds in other high-yield securities or similar instruments that may pay lower interest rates.
Liquidity and Valuation Risk. From time to time, a Portfolio may hold one or more securities for which there are no or few buyers and sellers, or where the securities are subject to limitations on transfer. In those cases, a Portfolio may have difficulty determining the values of those securities for the purpose of determining a Portfolio’s net asset value. A Portfolio also may have difficulty disposing of those securities at an advantageous time or at the values determined by the Portfolio for the purpose of determining the Portfolio’s net asset value, especially during periods of significant net redemptions of Portfolio shares. As a result, a Portfolio may be unable to achieve its desired level of exposure to certain issuers, asset classes or sectors. Private equity investments and private real estate-related investments are generally classified as illiquid investments and generally cannot be readily sold. As a result, private real estate-related investments owned by a Portfolio may be valued at fair value pursuant to guidelines established by the Board. Fair value determinations are inherently subjective and reflect good faith judgments based on available information. Accordingly, no assurance can be given that the fair value prices accurately reflect the price a Portfolio would receive upon the sale of the investment. A Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Portfolios with principal investment strategies that involve foreign securities, private placement investments, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity and valuation risk.
Market and Management Risk. Market risk is the risk that the markets in which a Portfolio invests will experience market volatility and go down in value, including the possibility that a market will go down sharply and unpredictably. All markets go through cycles, and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. If investor sentiment turns negative, the price of all securities may decline. Market risk also includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, and natural/environmental disasters can all negatively impact the securities markets, which could cause a Portfolio to lose
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value. Exchanges and securities markets may close early, close late or issue trading halts on specific securities, which may result in, among other things, a Portfolio being unable to buy or sell certain securities at an advantageous time or accurately price its portfolio investments. In addition, a Portfolio may rely on various third-party sources to calculate its net asset value. As a result, a Portfolio is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Portfolio’s calculations of its net asset value. Such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculations and/or the inability to calculate net asset values over extended periods. A Portfolio may be unable to recover any losses associated with such failures.
Management risk is the risk that the investment strategy or the Manager or a subadviser will not work as intended. All decisions by the Manager or a subadviser require judgment and are based on imperfect information. In addition, if a Portfolio is managed using an investment model it is subject to the risk that the investment model may not perform as expected. Moreover, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager or a subadviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.
Regulatory Risk. Each Portfolio is subject to a variety of laws and regulations which govern its operations. Each Portfolio is subject to regulation by the SEC, and certain Portfolios are subject to regulation by the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which a Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. Changes in laws and regulations may materially impact a Portfolio, a security, business, sector or market. For example, changes in laws or regulations made by the government or a regulatory body may impact the ability of a Portfolio to achieve its investment objective, or may impact a Portfolio’s investment policies and/or strategies, or may reduce the attractiveness of an investment.
Selection Risk. The Subadviser will actively manage a Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results. Selection risk is the risk that the securities, derivatives, and other instruments selected by the Subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies, or that securities sold short will experience positive price performance.
Senior Loan Risk. A Portfolio’s investments in senior loans have many of the risk characteristics of fixed income securities. Floating rate or adjustable rate senior loans are subject to increased credit and liquidity risks. The value of senior loans also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment-grade senior loans, like high-yield debt securities or junk bonds, usually are more credit than interest-rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.
US Government Securities Risk. US Treasury obligations are backed by the “full faith and credit” of the US Government. Securities issued or guaranteed by federal agencies or authorities and US Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the US Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the US Government. These securities may be supported by the ability to borrow from the US Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the US Treasury. Further, the US Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the US Congress to increase the statutory debt ceiling. If the US Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the US Government may default on payments on
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certain US Government securities, including those held by a Portfolio (including the Government Money Market Portfolio), which could have a negative impact on the Portfolio. An increase in demand for US Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.
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HOW THE TRUST IS MANAGED
Board of Trustees
The Board oversees the actions of the investment manager and the Subadviser, and decides on general policies. The Board also oversees the Trust's officers who conduct and supervise the daily business operations of the Trust.
Investment Manager
PGIM Investments 655 Broad Street, Newark, New Jersey, 07102, serves as the investment manager (the Manager) of the Portfolios. PGIM Investments and AST Investment Services, Inc. (ASTIS) One Corporate Drive, Shelton, Connecticut, serve as co-investment managers for each of the other portfolios of the Trust not covered by this Prospectus, except for the following portfolios, for which PGIM Investments serves as the sole investment manager:
■	AST AB Global Bond Portfolio
■	AST American Funds Growth Allocation Portfolio
■	AST AQR Emerging Markets Equity Portfolio
■	AST BlackRock 60/40 Target Allocation ETF Portfolio
■	AST BlackRock 80/20 Target Allocation ETF Portfolio
■	AST Bond Portfolio 2026
■	AST Bond Portfolio 2027
■	AST Bond Portfolio 2028
■	AST Bond Portfolio 2029
■	AST Bond Portfolio 2030
■	AST Emerging Managers Diversified Portfolio
■	AST FQ Absolute Return Currency Portfolio
■	AST Franklin Templeton K2 Global Absolute Return Portfolio
■	AST Goldman Sachs Global Growth Allocation Portfolio
■	AST Goldman Sachs Global Income Portfolio
■	AST Legg Mason Diversified Growth Portfolio
■	AST Managed Alternatives Portfolio
■	AST Morgan Stanley Multi-Asset Portfolio
■	AST Neuberger Berman Long/Short Portfolio
■	AST PIMCO Dynamic Bond Portfolio (formerly, AST Goldman Sachs Strategic Income Portfolio)
■	AST Prudential Flexible Multi-Strategy Portfolio
■	AST QMA International Core Equity Portfolio
■	AST T. Rowe Price Diversified Real Growth Portfolio
■	AST Wellington Management Global Bond Portfolio
■	AST Wellington Management Real Total Return Portfolio
PGIM Investments has been in the business of providing advisory services since 1996. The Manager has registered with the National Futures Association (NFA) as a “commodity pool operator” under the Commodity Exchange Act (CEA) with respect to the AST AQR Emerging Markets Equity Portfolio, the AST Franklin Templeton K2 Global Absolute Return Portfolio, the AST FQ Absolute Return Currency Portfolio, the AST Goldman Sachs Global Growth Allocation Portfolio, the AST Managed Alternatives Portfolio, the AST Morgan Stanley Multi-Asset Portfolio and the AST Wellington Management Real Total Return Portfolio. ASTIS has been in the business of providing advisory services since 1992.
The Trust's Investment Management Agreement with the Manager on behalf of each Portfolio (the Management Agreement) provides that the Manager will furnish the Portfolios with investment advice and administrative services subject to the supervision of the Board and in conformity with the stated policies of the applicable Portfolio. The Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Board.
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The Manager has engaged the Subadvisers to conduct the day-to-day investment programs of the Portfolios, including the purchase, retention and sale of portfolio securities and other financial instruments. The Manager is responsible for monitoring the activities of the Subadvisers and reporting on such activities to the Board. The Trust has obtained an exemptive order from the SEC that permits the Manager, subject to approval by the Board, to hire or change subadvisers for the Portfolios by entering into new subadvisory agreements with affiliated and non-affiliated subadvisers, without obtaining shareholder approval of such changes. The exemptive order (which is similar to exemptive orders granted to other investment companies that are organized in a manner similar to the Trust) is intended to facilitate the efficient supervision and management of the Subadvisers by the Manager and the Board. The Manager also participates in the day-to-day management of the Portfolios, as noted both in the Summary section for each Portfolio earlier in this Prospectus and the “Portfolio Managers” section later in this Prospectus.
Once available, a discussion regarding the basis for the Board's initial approval of the Management Agreement and subadvisory agreement will be available in the Trust's annual report for the period ending December 30, 2019.
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Investment Subadvisers
The Portfolios each have one more or more investment Subadvisers providing the day-to-day investment management of each Portfolio. PGIM Investments also participates in the day-to-day management of several Portfolios, as noted in the “Portfolio Managers” section later in this Prospectus. The Manager pays each investment Subadviser a subadvisory fee out of the fee that the Manager receives from the Trust. The Subadvisers for each Portfolio of the Trust are described below:
BlackRock Financial Management, Inc. (BlackRock Financial) is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial is a registered investment adviser and a commodity pool operator organized in New York. BlackRock Inc. and its affiliates had approximately $5.97 trillion in assets under management as of December 31, 2018. BlackRock Financial is located at 55 East 52nd Street, New York, New York 10055.
Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary of Allianz Asset Management of America L.P. with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by Allianz Asset Management U.S. Holding II LLC. Through various holding company structures, Allianz Asset Management of America L.P. is majority owned by Allianz SE. As of December 31, 2018, PIMCO managed $1.66 trillion in assets, including $1.28 trillion in third-party client assets. PIMCO’s address is 650 Newport Center Drive, Newport Beach, California 92660.
PGIM, Inc. (PGIM) is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PGIM was formed in June 1984 and was registered with the SEC as an investment adviser in December 1984. The Fixed Income unit of PGIM (PGIM Fixed Income) is the principal public fixed income asset management unit of PGIM. As of December 31, 2018, PGIM had approximately $1.16 trillion in assets under management. PGIM's address is 655 Broad Street, Newark, New Jersey 07102.
PGIM Fixed Income is the primary public fixed-income asset management unit of PGIM, with $743 billion in assets under management as of December 31, 2018, and is the unit of PGIM that provides investment advisory services.
PGIM Fixed Income is organized into groups specializing in different sectors of the fixed income market: US and non-US government bonds, mortgages and asset-backed securities, US and non-US investment grade corporate bonds, high-yield bonds, emerging markets bonds, municipal bonds, and money market securities.
PGIM Limited is an indirect, wholly-owned subsidiary of PGIM. PGIM Limited is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. As of December 31, 2018, PGIM Limited managed approximately $43.9 billion in assets.
T. Rowe Price Associates, Inc. (T. Rowe Price) and its affiliates managed approximately $962.3 billion in assets as of December 31, 2018. T. Rowe Price's address is 100 East Pratt Street, Baltimore, Maryland 21202.
Western Asset Management Company, LLC (Western Asset) & Western Asset Management Company Limited (WAML). Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset and its supervised affiliates, including Western Asset Management Company Ltd. – Japan and Western Asset Management Company Pte. Ltd. – Singapore, were approximately $429.1 billion as of December 31, 2018. Western Asset's address is 385 East Colorado Boulevard, Pasadena, California 91101. WAML, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. WAML is located at 10 Exchange Place, London, England.
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Western Asset Management Company Ltd – Japan (Western Asset Japan) Western Asset Japan, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Western Asset Japan is located at 36F Shin-Marunouchi Building, 5-1 Marunouchi 1-Chome Chiyoda-Ku, Tokyo 100-6536, Japan.
Western Asset Management Company Pte. Ltd. – Singapore (Western Asset Singapore) Western Asset Singapore, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Western Asset Singapore is located at 1 George Street #23-01, Singapore 049145.
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Portfolio Managers
Information about the portfolio managers responsible for the day-to-day management of the Portfolios is set forth below.
In addition to the information set forth below, the SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of shares of the Trust's Portfolios.
AST BlackRock Corporate Bond Portfolio
The BlackRock portfolio managers who are jointly and primarily responsible for the day-to-day management of the Portfolio are Stephan Bassas and Kashif Riaz.
Stephan Bassas, Managing Director, is the lead portfolio manager for the fundamental US Investment Grade Credit and Long Duration team within BlackRock's Americas Fixed Income Alpha Strategies.
Stephan has been a senior portfolio manager focused on US investment grade credit portfolios and long duration strategies since 2007. Previously, Mr. Bassas worked in the Firm’s London office and was responsible for European investment grade corporate portfolios. Mr. Bassas' service with the Firm dates back to 2000, including his time with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. Previously, Mr. Bassas worked as a portfolio manager and then as an asset swap proprietary trader for Paribas Asset Management and Paribas Capital Markets in Luxembourg and London.
Mr. Bassas graduated from the University of Lyon, in France and attended the Investment Management Program at the London Business School.
Kashif Riaz, Managing Director, is a member of the Investment Grade Credit Portfolio Management team within BlackRock's Fundamental Fixed Income group.
Prior to assuming his current responsibilities, Mr. Riaz was a Portfolio Manager in the Financial Institutions Group, focused on Credit. From 2010-2015, he served as the Head of Investment Grade Credit within BlackRock's Global Capital Markets team in the Trading & Liquidity Strategies group. His responsibilities included managing BlackRock's primary market activities in the investment grade corporate bond market and contributing to the development of BlackRock's public positioning on bond market structure and liquidity. Mr. Riaz co-authored several BlackRock ViewPoint and BlackRock Investment Institute publications on these topics in 2013 and 2014.
Prior to joining BlackRock in 2010, Mr. Riaz spent over 12 years at J.P. Morgan, spanning Investment Banking Coverage and Debt Capital Markets. He has extensive experience driving corporate finance advisory assignments and executing M&A transactions, acquisition financings, equity offerings, and bond offerings for clients across a range of sectors.
Mr. Riaz received an MBA degree from Columbia University in 2005 and an SB degree from the Massachusetts Institute of Technology in 1998.
AST PIMCO Corporate Bond Portfolio
The PIMCO portfolio managers responsible or the day-to-day management of the Portfolio are Mark R. Kiesel, CFA, Mohit Mittal and Amit Arora.
Mark R. Kiesel, CFA. Mr. Kiesel is CIO Global Credit and a managing director in the Newport Beach office. He is a member of the Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research and PIMCO's actively managed equity business. Morningstar named him Fixed-Income Fund Manager of the Year in 2012 and a finalist in both 2010 and 2017. He has written extensively on the topic of
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global credit markets, founded the Firm’s Global Credit Perspectives publication and regularly appears in the financial media. He joined PIMCO in 1996 and previously served as PIMCO's global head of investment grade corporate bonds and as a senior credit analyst. He has 26 years of investment experience and holds an MBA from the University of Chicago's Graduate School of Business. He received his undergraduate degree from the University of Michigan.
Mohit Mittal. Mr. Mittal is a managing director and portfolio manager in the Newport Beach office, and a senior member of the liability driven investment and credit portfolio management teams. He manages multi-sector portfolios with added specialization in long credit, investment grade credit, total return and unconstrained bond portfolios. In addition, he is head of the U.S. investment grade, high yield and emerging market credit trading desks. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal also serves on the board of Orangewood Foundation. He joined the firm in 2007 and holds an MBA from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.
Amit Arora. Mr. Arora is an executive vice president and portfolio manager in the Newport Beach office and a member of the credit and liability-driven portfolio management teams. He manages credit portfolios focusing on investment grade and long credit. He was previously a senior member of PIMCO's global risk management team. Prior to joining PIMCO in 2009, he was an executive director, responsible for credit hybrids and exotics trading at J.P. Morgan. Mr. Arora was previously with Bear Stearns as a managing director on the structured credit trading desk, responsible for credit derivative products in investment grade and high yield credits. He has also worked on the foreign exchange Treasury desk at Citibank. He has 21 years of investment experience and holds an MBA from NYU Stern School of Business and a bachelor's degree in mechanical engineering from the Indian Institute of Technology (IIT Bombay). He is a Certified Financial Risk Manager (FRM).
AST Prudential Corporate Bond Portfolio
The PGIM Fixed Income portfolio managers responsible or the day-to-day management of the Portfolio are Steven A. Kellner, CFA, Edward H. Blaha, CFA, Lee Friedman, CFA, Filippo Arcieri and Alyssa Davis.
Steven A. Kellner, CFA, is a Managing Director and Head of Credit Portfolio Management at PGIM Fixed Income. He has oversight for all credit portfolio management and trading and is also Senior Portfolio Manager for more than $276 billion in U.S., European, and global investment grade corporate bond strategies as of December 31, 2018. Mr. Kellner has been managing corporate bonds for the Firm since 1989 and became Head of Corporate Bond Strategies in 1999. He initially joined the Firm in 1986. After completing his MBA in Finance at The Wharton School of the University of Pennsylvania in 1987, Mr. Kellner rejoined the group as an analyst, then moved to the corporate bond team responsible for managing the Firm’s proprietary fixed income portfolios. In addition to his MBA, Mr. Kellner received a BCE in Civil Engineering from Villanova University. He holds the Chartered Financial Analyst (CFA) designation.
Edward H. Blaha, CFA, is a Managing Director and portfolio manager for PGIM Fixed Income's U.S. Investment Grade Corporate Bond Team. Mr. Blaha joined the Firm in December 1987 in the Portfolio Management Group, the unit responsible for asset allocation for the Firm’s proprietary account. In 1993, Mr. Blaha joined the Investment Grade Corporate Team as an investment associate/trader. Mr. Blaha received a BS in Business Administration from the University of Delaware and an MBA from New York University. He holds the Chartered Financial Analyst (CFA) designation.
Lee Friedman, CFA, is a Principal and portfolio manager for PGIM Fixed Income’s U.S. Investment Grade Corporate Bond Team. Mr. Friedman focuses on taxable municipal bonds. Prior to assuming this position, Mr. Friedman assisted in managing tax-exempt and taxable municipal assets for retail funds, institutional clients, and affiliated accounts on the Municipal Bond Team. Prior to that, he was an Associate for PGIM Fixed Income’s Credit Research Group where he covered higher education, not-for-profits (501c3), state and local government obligations, and transportation bonds, and also supported the senior municipal credit analysts. Previously, Mr. Friedman held positions in both the
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Firm’s Asset Liability and Risk Management Group and PGIM Fixed Income, where he supported the attribution and forecasting processes. Prior to joining the Firm in 2003, Mr. Friedman was an auditor at The Vanguard Group. He received a BS in Finance with High Distinction from Pennsylvania State University. Mr. Friedman holds the Chartered Financial Analyst (CFA) designation.
Filippo Arcieri is a Principal and portfolio manager for PGIM Fixed Income’s U.S. Investment Grade Corporate Team. Mr. Arcieri focuses primarily on U.S. and Global Corporate Bond Strategies. Previously, he was a senior portfolio manager at the Hartford where he co-headed the company's Fixed Income's Investment Grade Corporate Team. Prior to that, Mr. Arcieri was a Vice President and portfolio manager at AIG Investments where he managed both part of AIG's General Account and total return portfolios for external clients. Mr. Arcieri holds a B.A. in Economics from the University of Rome in Italy and a M.B.A. from the Fuqua School of Business at Duke University. Mr. Arcieri joined the Firm in March 2014.
Alyssa Davis is a Principal and portfolio manager for PGIM Fixed Income’s U.S. Investment Grade Corporate Bond Team. Prior to her current role, Ms. Davis was a credit analyst in PGIM Fixed Income's Credit Research Group. As an analyst, Ms. Davis helped cover the retail, supermarket, consumer products, gaming, food and beverage, tobacco, leisure, and lodging sectors for investment grade and non-investment grade bond portfolios. Previously, she was an investment analyst for PGIM Fixed Income’s Investment Strategy Team, and an investment operations specialist for two different investment management product teams. Ms. Davis joined the Firm in 1997. She received a BS in Finance from Bryant College.
AST T. Rowe Price Corporate Bond Portfolio
T. Rowe Price manages the Portfolio through an Investment Advisory Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio’s investment program. Steven E. Boothe, CFA and Lauren T. Wagandt, CFA are responsible for the day-to-day management of the Portfolio.
Steven E. Boothe, CFA. Steve Boothe is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is a portfolio manager in the Fixed Income Division. Steve is an executive vice president and Co-Chairman of the Investment Advisory Committee of the Corporate Income Fund and has lead portfolio management responsibilities. He is a member of the Global Multi-Sector and U.S. Taxable Bond teams, focusing on global and U.S. investment-grade corporate bond portfolios. Steve joined the firm in 1999, and he was a credit research analyst and a portfolio manager/analyst prior to assuming his current role in 2014. He earned a B.A. in economics and mathematics from Columbia University. Steve also has earned the Chartered Financial Analyst designation and is a Series 7 and 63 registered representative.
Lauren T. Wagandt, CFA. Lauren Wagandt is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and a portfolio manager in the Fixed Income Division. She is an executive vice president and cochair of the Investment Advisory Committee of the Corporate Income Fund and has portfolio management responsibilities. Before assuming her current role, Lauren was an assistant portfolio manager and corporate credit analyst for the Fixed Income Division. Prior to joining T. Rowe Price in 2009, she was a product specialist at BlueCrest Capital Management, a hedge fund in New York and London, serving in a marketing and client services role. Lauren also worked as a high-grade credit research analyst at Credit Suisse in New York. She earned a B.A. in economics from Cornell University. Lauren also has earned the Chartered Financial Analyst designation.
AST Western Asset Corporate Bond Portfolio
The Portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Deputy Chief Investment Officer Michael C. Buchanan, CFA and Portfolio Managers, Ryan K. Brist, CFA, Blanton Y. Keh, CFA and Kurt D. Halvorson, CFA serve as co-leaders of this team and are responsible for the day-to-day strategic oversight of the Portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Portfolio invests.
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As portfolio managers, their focus is on portfolio structure, including sector allocation, duration weighting and term structure decisions.
Michael C. Buchanan, CFA, is Deputy Chief Investment Officer at Western Asset and has more than 28 years experience. Prior to joining Western Asset in 2005, Mr. Buchanan was Managing Director and Head of U.S. Credit Products at Credit Suisse Asset Management, Executive Vice President and Portfolio Manager at Janus Capital Management, Managing Director and Portfolio Manager at BlackRock Financial Management, and Vice President and Portfolio Manager at Conseco Capital Management.  Mr. Buchanan holds a B.A. from Brown University. He also holds the Chartered Financial Analyst designation.
Ryan K. Brist, CFA, is Head of Global Investment Grade Credit and a Portfolio Manager at Western Asset and has more than 25 years experience. Prior to joining Western Asset in 2009, Mr. Brist was Chief Investment Officer and Portfolio Manager at Logan Circle Partners, L.P., Co-Chief Investment Officer and Senior Portfolio Manager at Delaware Investment Advisors, Vice President, Corporate Bond Trading at Conseco Capital Management, and Analyst, Corporate Finance Retail Products Group at Dean Witter Reynolds. Mr. Brist holds a B.S. in Finance from Indiana University. He also holds the Chartered Financial Analyst designation.
Blanton Y. Keh, CFA, is a Portfolio Manager at Western Asset and has more than 18 years experience. Prior to joining Western Asset in 2004, Mr. Keh was a Portfolio Manager at Banc of America Capital Management, and Market Risk Manager at Bank of America. Mr. Keh holds a B.S. from California State Polytechnic University, Pomona, a M.S. from the University of California, and an M.B.A. from the Anderson Graduate School of Management, UCLA. He also holds the Chartered Financial Analyst designation.
Kurt D. Halvorson, CFA, is a Portfolio Manager at Western Asset and has more than 17 years experience. Prior to joining Western Asset in 2010, Mr. Halvorson was a Senior Corporate Bond Manager at Aegon USA Investment Management, Senior Trader at 40/86 Advisors, LLC and was an Associate in Corporate Bond Trading at Banc of America Securities, LLC. Mr. Halvorson holds a B.A. in Business from Covenant College. He also holds the Chartered Financial Analyst designation.
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HOW TO BUY AND SELL SHARES OF THE PORTFOLIOS
Purchasing and Redeeming PORTFOLIO Shares
Investments in a Portfolio are made through certain variable annuity contracts. Together with this Prospectus, you should have received a prospectus for such a Contract. You should refer to that prospectus for further information on investing in the Portfolios. The Trust does not provide investment advice. You should contact your financial advisor for advice regarding selection of Portfolios.
Each Portfolio typically expects to pay redemption proceeds within three days after receipt of a proper notice of the redemption request. However, it may take a Portfolio up to seven days to pay redemption proceeds. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
Under normal circumstances, each Portfolio typically expects to meet redemption requests by using cash or cash equivalents or proceeds from the sale of portfolio securities (or a combination of these methods). Each Portfolio reserves the right to use borrowing arrangements that may be available from time to time. The use of borrowings in order to meet redemption requests is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of a Portfolio’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances. The Portfolios’ use of redemptions in-kind is discussed below.
Redemption in Kind
The Trust may pay the redemption price to shareholders of record (generally, the participating Insurance Company separate accounts holding Trust shares) in whole or in part by a distribution in-kind of securities from the relevant investment portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board. Securities will be readily marketable and will be valued in the same manner as in a regular redemption.
If shares are redeemed in kind, the recipient will incur transaction costs in converting such assets into cash. These procedures govern the redemption by the shareholder of record, generally a participating Insurance Company separate account. The procedures do not affect payments by a participating Insurance Company to a contract owner under a variable contract.
Frequent Purchases or Redemptions of Portfolio Shares
The Trust is part of the group of investment companies advised by PGIM Investments that seeks to prevent patterns of frequent purchases and redemptions of shares by its investors (the PGIM Investment funds). Frequent purchases and redemptions may adversely affect the investment performance and interests of long-term investors in the Portfolios. When an investor engages in frequent or short-term trading, the PGIM Investment funds may have to sell portfolio securities to have the cash necessary to pay the redemption amounts. This may cause the PGIM Investment funds to sell Portfolio securities at inopportune times, hurting their investment performance. When large dollar amounts are involved, frequent trading can also make it difficult for the PGIM Investment funds to use long-term investment strategies because they cannot predict how much cash they will have to invest. In addition, if a PGIM Investment fund is forced to liquidate investments due to short-term trading activity, it may incur increased transaction and tax costs.
Similarly, the PGIM Investment funds may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain investors may cause dilution in the value of PGIM Investment fund shares held by other investors. To the extent a Portfolio invests in foreign securities, a Portfolio may be particularly susceptible to frequent trading, because time zone differences among international stock markets can allow an investor engaging in short-term trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before the
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fund calculates its own share price. To the extent a Portfolio invests in certain fixed income securities, such as high-yield bonds or certain asset-backed securities, a Portfolio may also constitute an effective vehicle for an investor’s frequent trading strategies.
The Boards of Directors/Trustees of the PGIM Investment funds, including the Trust, have adopted policies and procedures designed to discourage or prevent frequent trading by investors. The policies and procedures for the Trust are limited, however, because the Trust does not directly sell its shares directly to the public. Instead, Portfolio shares are sold only to Participating Insurance Company separate accounts that fund variable annuity contracts. Therefore, Participating Insurance Companies, not the Trust, maintain the individual contract owner account records. Each Participating Insurance Company submits to the Trust's transfer agent daily aggregate orders combining the transactions of many contract owners. Therefore, the Trust and its transfer agent do not monitor trading by individual contract owners.
Under the Trust's policies and procedures, the Trust has notified each Participating Insurance Company that the Trust expects the Participating Insurance Company to impose restrictions on transfers by contract owners. [The current Participating Insurance Companies are Prudential and three insurance companies not affiliated with Prudential.] The Trust may add additional Participating Insurance Companies in the future. The Trust receives reports on the trading restrictions imposed by Prudential on variable contract owners investing in the Portfolios, and the Trust monitors the aggregate cash flows received from unaffiliated insurance companies. In addition, the Trust has entered shareholder information agreements with Participating Insurance Companies as required by Rule 22c-2 under the 1940 Act. Under these agreements, the Participating Insurance Companies have agreed to: (i) provide certain information regarding contract owners who engage in transactions involving Portfolio shares and (ii) execute any instructions from the Trust to restrict or prohibit further purchases or exchanges of Portfolio shares by contract owners who have been identified by the Trust as having engaged in transactions in Portfolio shares that violate the Trust's frequent trading policies and procedures. The Trust and its transfer agent each reserve the right, in its sole discretion, to reject all or a portion of a purchase order from a Participating Insurance Company for any reason or no reason. If a purchase order is rejected, the purchase amount will be returned to the Participating Insurance Company.
The Trust also employs fair value pricing procedures to deter frequent trading. Those procedures are described in more detail under “Net Asset Value,” below.
Investors seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Trust and the Participating Insurance Companies to prevent such trading, there is no guarantee that the Trust or the Participating Insurance Companies will be able to identify these investors or curtail their trading practices. Therefore, some Trust investors may be able to engage in frequent trading, and, if they do, the other Trust investors would bear any harm caused by that frequent trading. The Trust does not have any arrangements intended to permit trading in contravention of the policies described above.
For information about the trading limitations applicable to you, please see the prospectus for your contract or contact your insurance company.
Net Asset Value
Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is typically based on the next calculation of the NAV after the order is received in good order. The NAV of each Portfolio is typically determined on each day the NYSE is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. Eastern time). The Trust will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. if the particular disruption directly affects only the NYSE. The NYSE is closed on most national holidays and Good Friday. The Trust does not price, and shareholders will not be able to purchase or redeem, the Trust's shares on days when the NYSE is closed but the primary markets for the Trust's foreign securities are open, even though the value of these securities may have changed. Conversely, the Trust will ordinarily price its shares, and shareholders may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed.
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The securities held by each of the Trust's portfolios are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith under procedures established by the Board. The Trust may use fair value pricing if it determines that a market quotation for a security is not reliable based, among other things, on market events or conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the NAV is determined. This use of fair value pricing commonly occurs with securities that are primarily traded outside of the US, because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time that a Portfolio determines its NAV.
The Trust may also use fair value pricing with respect to US traded securities if, for example, trading in a particular security is halted and does not resume before a Portfolio calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of PGIM Investments (or Subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Portfolio uses to determine its NAV may differ from the security's published or quoted price. If a Portfolio needs to implement fair value pricing after the NAV publishing deadline but before shares of the Portfolio are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing the Trust's NAV, we will value the Trust's futures contracts 15 minutes after the close of regular trading on the NYSE. Except when we fair value securities, we normally value each foreign security held by the Trust as of the close of the security's primary market.
Fair value pricing procedures are designed to result in prices for a Portfolio's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and to reduce arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of a Portfolio's NAV by short-term traders.
The NAV for each of the Portfolios is determined by a simple calculation. It’s the total value of the Portfolio (assets minus liabilities) divided by the total number of shares outstanding.
To determine a Portfolio's NAV, its holdings are valued as follows:
Equity Securities for which the primary market is on an exchange (whether domestic or foreign) shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities included within the NASDAQ market shall be valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP issued, at the last sale price on such day. Securities included within the NASDAQ market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.
A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.
Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PGIM Investments or a Subadviser, as available, to be over-the-counter, shall be valued on the day of valuation at an evaluated bid price provided by an independent pricing agent or, in the absence of a valuation provided by an independent pricing agent, at the bid price provided by a principal market maker or primary market dealer.
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Other debt securities—those that are not valued on an amortized cost basis—are valued using an independent pricing service.
Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.
Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than US dollars shall be converted to US dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.
Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A subadviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.
Short-term debt securities held by the Portfolios, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).
Distributor & DISTRIBUTION ARRANGEMENTS
The Trust offers a single class of shares on behalf of each Portfolio. Prudential Annuities Distributors, Inc. (PAD) serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. PAD is an affiliate of PGIM Investments. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA).
The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for shares of certain other portfolios of the Trust not covered by this Prospectus. The Portfolios are not subject to a 12b-1 fee. No 12b-1 fee is charged for the assets of portfolios that are invested in other portfolios of the Trust.
PAD may receive payments from certain subadvisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the subadvisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the subadvisers with increased access to persons involved in the distribution of the Contracts. PAD also may receive marketing support from the subadvisers in connection with the distribution of the Contracts.
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OTHER INFORMATION
Federal Income Taxes
Each Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, each Portfolio's income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).
Owners of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.
Monitoring for Possible Conflicts
The Trust sells its shares to fund variable life insurance contracts and variable annuity contracts and is authorized to offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Trust will monitor the situation and, in the event that a material conflict does develop, the Trust would determine what action, if any, to take in response.
Disclosure of Portfolio Holdings
A description of the Trust's policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is included in the SAI and on the Trust's website at www.prudential.com/variableinsuranceportfolios.
Payments to Affiliates
PGIM Investments and its affiliates, including a subadviser or PAD, may compensate affiliates of PGIM Investments, including the insurance companies issuing variable annuity or variable life contracts by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the variable annuity and/or variable life contracts which offer the Portfolios as investment options. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing materials that discuss the contracts, available options, and the Portfolios.
The amounts paid depend on the nature of the meetings, the number of meetings attended by PGIM Investments, the Subadviser, or PAD, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of PGIM Investments’, the Subadviser's or PAD’s participation. These payments or reimbursements may not be offered by PGIM Investments, Subadvisers, or PAD, and the amounts of such payments may vary between and among PGIM Investments, a Subadviser and PAD, depending on their respective participation.
With respect to variable annuity contracts, the amounts paid under these arrangements to Prudential-affiliated insurers are set forth in the prospectuses for the variable annuity contracts which offer the Portfolios as investment options.
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FINANCIAL HIGHLIGHTS
Introduction
The Portfolios are expected to commence operations on or around the date of this Prospectus, thus no financial highlights data is provided.
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INVESTOR INFORMATION SERVICES:
Shareholder inquiries should be made by calling (800) 778-2255 or by writing to Advanced Series Trust at 655 Broad Street, Newark, New Jersey 07102. Additional information about the Portfolios is included in the SAI, which is incorporated by reference into this Prospectus. Additional information about the Portfolio’s investments is available in the Portfolio's annual and semi-annual report to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year. The SAI and additional copies of the annual and semi-annual report are available without charge by calling the above number. The SAI and the annual and semi-annual report are also available without charge on the Trust’s website at www.prudential.com/variableinsuranceportfolios.
Delivery of Prospectus and Other Documents to Households. To lower costs and eliminate duplicate documents sent to your address, the Trust, in accordance with applicable laws and regulations, may begin mailing only one copy of the Trust's prospectus, prospectus supplements, annual and semi-annual reports, proxy statements and information statements, or any other required documents to your address even if more than one shareholder lives there. If you have previously consented to have any of these documents delivered to multiple investors at a shared address, as required by law, and you wish to revoke this consent or would otherwise prefer to continue to receive your own copy, you should call the number above, or write to the Trust at the above address. The Trust will begin sending individual copies to you within thirty days of revocation.
The information in the Trust's filings with the Securities and Exchange Commission (including the SAI) is available from the SEC. Copies of this information may be obtained, upon payment of duplicating fees, by electronic request to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102. Finally, information about the Trust is available on the EDGAR database on the SEC's internet site at www.sec.gov.
Investment Company File Act No. 811-05186

[XX]

Advanced Series Trust
SUBJECT TO COMPLETION, PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION • AUGUST [16], 2019
The information in this Preliminary Statement of Additional Information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
This SAI of Advanced Series Trust (the Trust, and each series thereof, a Portfolio) is not a prospectus and should be read in conjunction with the Prospectus of the Trust dated August [16], 2019, which can be obtained, without charge, by calling (800) 778-2255 or by writing to the Trust at 655 Broad Street, Newark, New Jersey 07102. This SAI has been incorporated by reference into the Trust's Prospectus. The Portfolios of the Trust which are discussed in this SAI are noted on this front cover (the Portfolios).
AST BlackRock Corporate Bond Portfolio
AST PIMCO Corporate Bond Portfolio
AST Prudential Corporate Bond Portfolio
AST T. Rowe Price Corporate Bond Portfolio
AST Western Asset Corporate Bond Portfolio

3	PART I
3	INTRODUCTION
4	Trust PORTFOLIOS, INVESTMENT POLICIES & STRATEGIES
4	FUNDAMENTAL INVESTMENT RESTRICTIONS
5	INFORMATION ABOUT TRUSTEES AND OFFICERS
14	MANAGEMENT AND ADVISORY ARRANGEMENTS
22	PORTFOLIO MANAGERS: OTHER ACCOUNTS
23	PORTFOLIO MANAGERS: COMPENSATION & CONFLICTS POLICIES
38	OTHER SERVICE PROVIDERS
39	PORTFOLIO TRANSACTIONS & BROKERAGE
40	ADDITIONAL INFORMATION
42	PRINCIPAL SHAREHOLDERS
42	FINANCIAL STATEMENTS
43	PART II
43	INVESTMENT RISKS & CONSIDERATIONS
72	NET ASSET VALUES
74	TAXATION
74	DISCLOSURE OF PORTFOLIO HOLDINGS
76	PROXY VOTING
76	CODES OF ETHICS
77	APPENDIX I: DESCRIPTION OF BOND RATINGS
80	APPENDIX II: PROXY VOTING POLICIES OF THE SUBADVISERS

PART I
INTRODUCTION
This SAI sets forth information about the Trust and the Portfolios covered by the SAI. Part I provides additional information about the Trust’s Board of Trustees, certain investments restrictions that apply to the Portfolios, the advisory services provided to and the management fees paid by the Trust, and information about other fees paid by and services provided to the Trust. Part II provides additional information and explanations about certain investments and investment strategies which may be used by the Trust’s Portfolios, and should be read in conjunction with Part I.
Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI:
Glossary
Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
ADR	American Depositary Receipt
ADS	American Depositary Share
ASTIS	AST Investment Services, Inc.
Board	Trust’s Board of Directors or Trustees
Board Member	A trustee or director of the Trust’s Board
CFTC	Commodity Futures Trading Commission
Code	Internal Revenue Code of 1986, as amended
EDR	European Depositary Receipt
ETF	Exchange-Traded Fund
Fannie Mae	Federal National Mortgage Association
Fitch	Fitch, Inc.
Freddie Mac	The Federal Home Loan Mortgage Corporation
Global Depositary Receipt	GDR
Ginnie Mae	Government National Mortgage Association
IPO	Initial Public Offering
IRS	Internal Revenue Service
LIBOR	London Interbank Offered Rate
Moody’s	Moody’s Investor Services, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations System
NAV	Net Asset Value
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PGIM Investments or the Manager	PGIM Investments LLC
PMFS	Prudential Mutual Fund Services LLC
REIT	Real Estate Investment Trust
RIC	Regulated Investment Company, as the term is used in the Internal Revenue Code of 1986, as amended
S&P	S&P Global Ratings
SEC	US Securities & Exchange Commission
World Bank	International Bank for Reconstruction and Development

Trust PORTFOLIOS, INVESTMENT POLICIES & STRATEGIES
The Trust is an open-end management investment company (commonly known as a mutual fund) that is intended to provide a range of investment alternatives through its separate portfolios, each of which is, for investment purposes, in effect a separate fund. The Portfolios offered by the Trust which are discussed in this SAI are set forth below:
■	AST BlackRock Corporate Bond Portfolio
■	AST PIMCO Corporate Bond Portfolio
■	AST Prudential Corporate Bond Portfolio
■	AST T. Rowe Price Corporate Bond Portfolio
■	AST Western Asset Corporate Bond Portfolio
References to “a Portfolio” or the “the Portfolios” relates to the AST BlackRock Corporate Bond Portfolio, the AST PIMCO Corporate Bond Portfolio, the AST Prudential Corporate Bond Portfolio, the AST T. Rowe Price Corporate Bond Portfolio and the AST Western Asset Corporate Bond Portfolio unless the context requires otherwise.
The Trust offers one class of shares in each Portfolio. Shares of each Portfolio are sold only to separate accounts of [Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey] (collectively, Prudential) as investment options under variable life insurance and variable annuity contracts (the Contracts) (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company).
In order to sell shares to both Prudential and non-Prudential insurance companies, the Trust has obtained an exemptive order (the Order) from the SEC. The Trust and its Portfolios are managed in compliance with the terms and conditions of that Order.
PGIM Investments LLC (PGIM Investments or the Manager or the Investment Manager), a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), serves as overall investment manager of the Portfolios. The investment objective of each Portfolio is discussed in the Prospectus.
The Prospectus and SAI do not purport to create any contractual obligations between the Trust or any Portfolio and its shareholders. In addition, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Portfolios, including contracts with the Manager or other parties who provide services to the Portfolios.
FUNDAMENTAL INVESTMENT RESTRICTIONS
Set forth below are certain investment restrictions applicable to the Portfolios. Fundamental restrictions may not be changed without a majority vote of shareholders as required by the 1940 Act. Non-fundamental restrictions may be changed by the Board of Trustees without shareholder approval.
The investment restrictions set forth below are “fundamental” policies. These fundamental policies may not be changed without the approval of the lesser of (i) 67% or more of the shares of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the shares of the Portfolio.
FUNDAMENTAL INVESTMENT RESTRICTIONS:
Under its fundamental investment restrictions, each Portfolio may not:
1. Issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act and rules thereunder, exemptive order, SEC release, no-action letter or similar relief or interpretations. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing and collateral arrangements with respect thereto, and obligations of a Portfolio to Trustees pursuant to any deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.
2. Underwrite securities issued by other persons, except to the extent that a Portfolio may be deemed to be an underwriter (within the meaning of the 1933 Act) in connection with the purchase and sale of portfolio securities.
3. Purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit a Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

4. Purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit a Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Portfolio's investment policies, or (ii) investing in securities of any kind.
5. Make loans, except that a Portfolio may (i) lend portfolio securities in accordance with the Portfolio's investment policies in amounts up to 33 1⁄3% of the total assets of the Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the 1940 Act or any exemption there from that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.
6. Purchase any security if, as a result, more than 25% of the value of the Portfolio's assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the US Government or any of its agencies or instrumentalities or to municipal securities (or repurchase agreements with respect thereto). For purposes of this limitation, investments in other investment companies shall not be considered an investment in any particular industry.
7. With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Portfolio.
If a restriction on a Portfolio's investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio's investment portfolio, resulting from changes in the value of the Portfolio's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.
With respect to investment restriction (5), the restriction on making loans is not considered to limit Portfolio's investments in loan participations and assignments.
With respect to investment restriction (6), a Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security for purposes of determining the percentage of the Portfolio's assets invested in the securities of issuers in a particular industry.
With respect to investment restrictions (1) and (5), a Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions.
INFORMATION ABOUT TRUSTEES AND OFFICERS
Information about the Trustees and the officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust, as defined in the 1940 Act, are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Trustees oversee the operations of the Trust and appoint officers who are responsible for day-to-day business decisions based on policies set by the Board.

Independent Trustees
Name Date of Birth No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held	Length of Board Service
Susan Davenport Austin 10/19/1967 No. of Portfolios Overseen: 108	Senior Managing Director of Brock Capital (Since 2014); Director of Broadcast Music, Inc. (Since 2007);formerly Vice Chairman (2013 - 2017), Senior Vice President and Chief Financial Officer (2007-2012) and Vice President of Strategic Planning and Treasurer (2002-2007) of Sheridan Broadcasting Corporation; formerly President of Sheridan Gospel Network (2004-2014); formerly Vice President, Goldman, Sachs & Co. (2000 - 2001); formerly Associate Director, Bear, Stearns & Co. Inc. (1997-2000); formerly Vice President, Salomon Brothers Inc. (1993-1997); Member of the Board of Directors, The MacDowell Colony (Since 2010); formerly Chairman (2011-2014), formerly Presiding Director (2014-2017) and currently a Member (2007-present) of the Board of Directors, Broadcast Music, Inc.; Member of the Board of Directors, Hubbard Radio, LLC (Since 2011); President, Candide Business Advisors, Inc. (Since 2011); formerly Member of the Board of Directors, National Association of Broadcasters (2004-2010).	Director of NextEra Energy Partners, LP (NYSE: NEP) (Since February 2015).	Since February 2011
Sherry S. Barrat 11/13/1949 No. of Portfolios Overseen: 108	Formerly Vice Chairman of Northern Trust Corporation (financial services and banking institution) (2011–June 2012); formerly President, Personal Financial Services, Northern Trust Corporation (2006-2010); formerly Chairman & CEO, Western US Region, Northern Trust Corporation (1999-2005); formerly President & CEO, Palm Beach/Martin County Region, Northern Trust.	Director of NextEra Energy, Inc. (NYSE: NEE) (1998-Present); Director of Arthur J. Gallagher & Company (Since July 2013).	Since January 2013
Jessica M. Bibliowicz 11/28/1959 No. of Portfolios Overseen: 108	Senior Adviser (Since 2013) of Bridge Growth Partners (private equity firm); formerly Director (2013-2016) of Realogy Holdings Corp. (residential real estate services); formerly Chief Executive Officer (1999-2013) of National Financial Partners (independent distributor of financial services products).	Director (Since 2006) of The Asia-Pacific Fund, Inc.; Sotheby’s (Since 2014) (auction house and art-related finance).	Since September 2014
Kay Ryan Booth 11/1/1950 No. of Portfolios Overseen: 108	Partner, Trinity Private Equity Group (Since September 2014); formerly, Managing Director of Cappello Waterfield & Co. LLC (2011-2014); formerly Vice Chair, Global Research, J.P. Morgan (financial services and investment banking institution) (June 2008 – January 2009); formerly Global Director of Equity Research, Bear Stearns & Co., Inc. (financial services and investment banking institution) (1995-2008); formerly Associate Director of Equity Research, Bear Stearns & Co., Inc. (1987-1995).	None.	Since January 2013
Stephen M. Chipman 10/26/1961 No. of Portfolios Overseen: 108	Group Managing Director,International Expansion and Regional Managing Director, Americas of Vistra (Since June 2018); formerly Chief Executive Officer and Director of Radius (2016-2018); formerly Vice Chairman (January 2015-October 2015) and Chief Executive Officer (January 2010-December 2014) of Grant Thornton LLP.	None.	Since January 2018

Independent Trustees
Name Date of Birth No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held	Length of Board Service
Robert F. Gunia 12/15/1946 No. of Portfolios Overseen: 108	Director of ICI Mutual Insurance Company (June 2016-present; June 2012-June 2015); formerly Chief Administrative Officer (September 1999-September 2009) and Executive Vice President (December 1996-September 2009) of PGIM Investments LLC; formerly Executive Vice President (March 1999-September 2009) and Treasurer (May 2000-September 2009) of Prudential Mutual Fund Services LLC; formerly President (April 1999-December 2008) and Executive Vice President and Chief Operating Officer (December 2008-December 2009) of Prudential Investment Management Services LLC; formerly Chief Administrative Officer, Executive Vice President and Director (May 2003-September 2009) of AST Investment Services, Inc.	Director (Since May 1989) of The Asia Pacific Fund, Inc.	Since July 2003
Thomas T. Mooney 11/11/1941 No. of Portfolios Overseen: 108	Formerly Chief Executive Officer, Excell Partners, Inc. (2005-2007);founding partner of High Technology of Rochester and the Lennox Technology Center; formerly President of the Greater Rochester Metro Chamber of Commerce (1976-2004); formerly Rochester City Manager (1973); formerly Deputy Monroe County Executive (1974-1976).	None.	Since July 2003
Thomas M. O'Brien 12/5/1950 No. of Portfolios Overseen: 108	Vice Chairman of Emigrant Bank and President of its Naples Commercial Finance Division (Since October 2018); formerly Director, President and CEO Sun Bancorp, Inc. N.A. (NASDAQ: SNBC) and Sun National Bank (July 2014-February 2018); formerly Consultant, Valley National Bancorp, Inc. and Valley National Bank (January 2012-June 2012); formerly President and COO (November 2006-April 2017) and CEO (April 2007-December 2011) of State Bancorp, Inc. and State Bank; formerly Vice Chairman (January 1997-April 2000) of North Fork Bank; formerly President and Chief Executive Officer (December 1984-December 1996) of North Side Savings Bank; formerly President and Chief Executive Officer (May 2000-June 2006) Atlantic Bank of New York.	Formerly Director, Sun Bancorp, Inc. N.A. (NASDAQ: SNBC) and Sun National Bank (July 2014-February 2018); formerly Director, BankUnited, Inc. and BankUnited N.A. (NYSE: BKU) (May 2012-April 2014); formerly Director (April 2008-January 2012) of Federal Home Loan Bank of New York; formerly Director (December 1996-May 2000) of North Fork Bancorporation, Inc.; formerly Director (May 2000-April 2006) of Atlantic Bank of New York; Director (November 2006 – January 2012) of State Bancorp, Inc. (NASDAQ: STBC) and State Bank of Long Island.	Since July 2003

Interested Trustee
Timothy S. Cronin 12/21/1965 Number of Portfolios Overseen: 108	Vice President of Prudential Annuities (Since June 2015); Senior Vice President of PGIM Investments LLC (Since May 2009); Chief Investment Officer and Strategist of Prudential Annuities (Since January 2004); Director of Investment & Research Strategy (Since February 1998); President of AST Investment Services, Inc. (Since June 2005).	None.	Since October 2009
(1) The year that each Trustee joined the Board is as follows: Susan Davenport Austin, 2011; Sherry S. Barrat, 2013; Jessica M. Bibliowicz, 2014, Kay Ryan Booth, 2013; Stephen M. Chipman, 2018; Timothy S. Cronin, 2009; Robert F. Gunia, 2003; Thomas T. Mooney, 2003; Thomas M. O'Brien, 1992.

Trust Officers(a)
Name Date of Birth Position with the Trust	Principal Occupation(s) During the Past Five Years	Length of Service as Trust Officer
Edward C. Merrill, IV, CFA 6/30/1984 Vice President	Vice President of PGIM Investments LLC (since April 2017); Vice President of AST Investment Services, Inc. (since April 2017); Vice President of Prudential Annuities (since December 2014); formerly Director of Prudential Annuities (December 2010 –
	December 2014); formerly Manager of Prudential Annuities (August 2009 – December 2010); formerly Senior Analyst of Prudential Annuities (October 2008 – August 2009)	Since June 2017
Raymond A. O’Hara 9/11/1955 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012
Andrew R. French 12/22/1962 Secretary	Vice President within PGIM Investments LLC (December 2018-Present); formerly Vice President and Corporate Counsel (February 2010-December 2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006
Jonathan D. Shain 8/9/1958 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005
Claudia DiGiacomo 10/14/1974 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown Wood LLP (1999-2004).	Since December 2005
Kathleen DeNicholas 10/23/1974 Assistant Secretary	Vice President and Corporate Counsel (since May 2013) of Prudential; Managing Counsel at The Bank of New York Mellon Corporation (2011-2013); formerly Senior Counsel (2007-2011) and Assistant General Counsel (2001-2007) of The Dreyfus Corporation; Chief Legal Officer and Secretary of MBSC Securities Corporation (2011-2013); Vice President and Assistant Secretary of The Dreyfus Family of Funds (2010-2012).	Since May 2013
Melissa Gonzalez 2/10/1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2019

Trust Officers(a)
Name Date of Birth Position with the Trust	Principal Occupation(s) During the Past Five Years	Length of Service as Trust Officer
Chad A. Earnst 8/14/1975 Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Mutual Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential's Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; Global Head of Compliance for PGIM, Inc. (July 2018-Present); formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–
	December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014
Dino Capasso 8/19/1974 Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018
Charles H. Smith 1/11/1973 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General's Office, Division of Public Advocacy. (August 1998 —January 2007).	Since January 2017
Christian J. Kelly 5/5/1975 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019
Peter Parrella 8/21/1958 Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within PGIM Investments Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007
Lana Lomuti 6/7/1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014
Linda McMullin 7/10/1961 Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within PGIM Investments Fund Administration.	Since April 2014
Alina Srodecka, CPA 8/19/1966 Assistant Treasurer	Vice President of Tax at Prudential Financial, Inc. (Since August 2007); formerly Director of Tax at MetLife (January 2003 – May 2006); formerly Tax Manager at Deloitte & Touché (October 1997 – January 2003); formerly Staff Accountant at Marsh & McLennan (May 1994 – May 1997)	Since June 2017
(a) Excludes Mr. Cronin, an Interested Trustee who also serves as President.
(1) The year in which each individual became an Officer is as follows: Edward C. Merrill, IV, CFA, 2017; Raymond A. O’Hara, 2012; Andrew R. French, 2006; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Kathleen DeNicholas, 2013; Melissa Gonzalez, 2019; Chad A. Earnst, 2014; Dino Capasso, 2018; Charles H. Smith, 2017; Christian J. Kelly, 2019; Peter Parrella, 2007; Lana Lomuti, 2014; Linda McMullin, 2014; Alina Srodecka, CPA, 2017.
Explanatory Notes to Tables:
Trustees are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments and/or an affiliate of PGIM Investments. Timothy S. Cronin is an Interested Trustee because he is employed by an affiliate of the Manager.
Unless otherwise noted, the address of all Trustees and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102.
There is no set term of office for Trustees or Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 78, provided that the Board may extend the retirement age on a year-by-year basis for a Trustee.

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.
“No. of Portfolios Overseen” includes all investment companies managed by PGIM Investments and/or ASTIS that are overseen by the Trustee. The investment companies for which PGIM Investments and/or ASTIS serves as Manager include The Prudential Variable Contract Accounts, The Prudential Series Fund, Advanced Series Trust, Prudential's Gibraltar Fund, Inc., the PGIM Funds, the PGIM High Yield Bond Fund, Inc. and PGIM Global High Yield Fund, Inc.
COMPENSATION OF TRUSTEES AND OFFICERS. Pursuant to a Management Agreement with the Trust, the Investment Manager pays all compensation of Trustees, officers and employees of the Trust, other than the fees and expenses of Trustees who are not affiliated persons of the Investment Manager or any subadviser. The Trust pays each of its Independent Trustees annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on Board Committees may receive additional compensation.
Independent Trustees may defer receipt of their compensation pursuant to a deferred fee agreement with the Trust. Under the terms of the agreement, the Trust accrues deferred Trustees' compensation daily which, in turn, accrue interest at a rate equivalent to the prevailing rate to 90-day US Treasury Bills at the beginning of each calendar quarter or, at the daily rate of return of one or more funds managed by PGIM Investments chosen by the Trustee. Payment of the interest so accrued is also deferred and becomes payable at the option of the Trustee. The Trust's obligation to make payments of deferred Trustees' compensation, together with interest thereon, is a general obligation of the Trust. The Trust does not have a retirement or pension plan for its Trustees.
The following table sets forth the aggregate compensation paid by the Trust for the Trust’s most recently completed fiscal year to the Independent Trustees for service on the Trust's Board, and the Board of any other investment company in the Fund Complex for the most recently completed calendar year. Trustees and officers who are “interested persons” of the Trust (as defined in the 1940 Act) do not receive compensation from the Fund Complex.
Name	Aggregate Fiscal Year Compensation from Trust (1)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex* for Most Recent Calendar Year
Susan Davenport Austin	$345,320	None	None	$400,000 (3/105)**
Sherry S. Barrat	$323,340	None	None	$375,000 (3/105)**
Jessica M. Bibliowicz	$323,340	None	None	$375,000 (3/105)**
Kay Ryan Booth	$323,340	None	None	$375,000 (3/105)**
Stephen M. Chipman***	$279,400	None	None	$323,113 (3/105)**
Robert F. Gunia***	$345,320	None	None	$400,000 (3/105)**
Thomas T. Mooney***	$433,220	None	None	$500,000 (3/105)**
Thomas M. O'Brien***	$345,320	None	None	$400,000 (3/105)**
Explanatory Notes to Compensation Table
(1) Compensation relates to portfolios that were in existence during 2018.
* “Fund Complex” includes Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., the PGIM Funds, and any other funds that are managed by PGIM Investments LLC and/or ASTIS.
** Number of funds and portfolios represents those in existence as of December 31, 2018 and excludes funds that have merged or liquidated during the year. Additionally, the number of funds and portfolios includes those which were approved as of December 31, 2018, but which may not have commenced operations as of December 31, 2018. No compensation is paid to Trustees with respect to funds/portfolios that have not yet commenced operations.
*** Under the Trust’s deferred fee arrangement, Trustees may elect to defer all or part of their total compensation. The total amount of deferred compensation accrued during the calendar year ended December 31, 2018, including investment results during the year on cumulative deferred fees, amounted to $2,022, $(18,778), $(85,401) and $(217,280) for Messrs. Chipman, Gunia, Mooney, and O'Brien, respectively.
BOARD COMMITTEES. The Board has established four standing committees in connection with governance of the Trust—Audit, Compliance, Governance, and Investment Review and Risk. Information on the membership of each standing committee and its functions is set forth below.
Audit Committee. The Board has determined that each member of the Audit Committee is not an “interested person” as defined in the 1940 Act. The responsibilities of the Audit Committee are to assist the Board in overseeing the Trust's independent registered public accounting firm, accounting policies and procedures, and other areas relating to the Trust's auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Trust. The Audit Committee is also responsible for pre-approving permitted non-audit services to be provided by the independent registered public accounting firm to (1) the Investment Manager and (2) any entity in a control relationship with the Investment Manager that provides ongoing services to the Trust, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Trust. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm's responsibility to plan and carry out an audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). The Audit Committee Charter is available at www.prudential.com/variableinsuranceportfolios. The number of Audit Committee meetings held during the Trust's most recently completed fiscal year is set forth in the table below.
The membership of the Audit Committee is set forth below:
Thomas M. O’Brien (Chair)
Susan Davenport Austin
Stephen M. Chipman
Robert F. Gunia
Thomas T. Mooney (ex-officio)
Compliance Committee. The Compliance Committee serves as a liaison between the Board and the Trust’s Chief Compliance Officer (CCO). The Compliance Committee is responsible for considering, in consultation with the Board's Chair and outside counsel, any material compliance matters that are identified and reported by the CCO to the Compliance Committee between Board meetings. The Compliance Committee is also responsible for considering, when requested by the CCO, the CCO's recommendations regarding the materiality of compliance matters to be reported to the Board. The Compliance Committee reviews compliance matters that it determines warrant review between Board meetings. Further, when the CCO wishes to engage an independent third party to perform compliance-related work at the Trust’s expense, the Compliance Committee will evaluate with the CCO which third party to recommend to the Board as well as the appropriate scope of the work. The number of Compliance Committee meetings held during the Trust's most recently completed fiscal year is set forth in the table below. The Compliance Committee Charter is available on the Trust's website at www.prudential.com/variableinsuranceportfolios.
The membership of the Compliance Committee is set forth below:
Robert F. Gunia (Chair)
Jessica M. Bibliowicz
Kay Ryan Booth
Sherry S. Barrat
Thomas M. O’Brien
Thomas T. Mooney (ex-officio)
Governance Committee. The Governance Committee of the Board is responsible for nominating Trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director compensation and expenses, director education, and governance practices. The Board has determined that each member of the Governance Committee is not an “interested person” as defined in the 1940 Act. The number of Governance Committee meetings held during the Trust's most recently completed fiscal year is set forth in the table below. The Governance Committee Charter is available on the Trust's website at www.prudential.com/variableinsuranceportfolios.
The membership of the Governance Committee is set forth below:
Susan Davenport Austin (Chair)
Sherry S. Barrat
Jessica M. Bibliowicz
Kay Ryan Booth
Stephen M. Chipman
Thomas T. Mooney (ex-officio)
Investment Review and Risk Committee (IRRC). The IRRC consists of all members of the Board and is chaired by Mr. Mooney, the Chairman of the Board. The Board created the IRRC to help the Board in reviewing certain types of risk, especially those risks related to portfolio investments, the subadvisers for the Portfolios and other related risks. The responsibilities of the IRRC include, but are not limited to: reviewing written materials and reports pertaining to Portfolio performance, investments and risk from subadvisers, the Strategic Investment Review Group (SIRG) of PGIM Investments and others; considering presentations from subadvisers, the Investment Manager, SIRG or other service providers on matters relating to Portfolio performance, investments and risk; and periodically reviewing management’s evaluation of various types of risks to the Portfolios.
LEADERSHIP STRUCTURE AND QUALIFICATIONS OF BOARD OF TRUSTEES. The Board is responsible for oversight of the Trust. The Trust has engaged the Investment Manager to manage the Trust on a day-to-day basis. The Board oversees the Investment Manager and certain other principal service providers in the operations of the Trust. The Board is currently composed of nine members, eight of whom are Independent Trustees. The Board meets in-person at regularly scheduled meetings twelve times throughout the year. In addition, the Board Members may meet in-person or by telephone at special meetings. As described above, the Board has established four standing committees—Audit, Compliance, Governance, and Investment Review and Risk—and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in fulfilling their responsibilities.
The Board is chaired by an Independent Trustee. As Chair, this Independent Trustee leads the Board in its activities. Also, the Chair acts as a member or an ex-officio member of each standing committee and any ad hoc committee of the Board. The Trustees have determined that the Board's leadership and committee structure is appropriate because the Board believes it sets the proper tone to the relationships between the Trust, on the one hand, and the Investment Manager, the subadviser(s) and certain other principal service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees.
The Board has concluded that, based on each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee. Among other attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Trust, and to exercise reasonable business judgment in the performance of their duties as Trustees. In addition, the Board has taken into account the actual service and commitment of the Trustees during their tenure in concluding that each should continue to serve. A Trustee's ability to perform his or her duties effectively may have been attained through a Trustee's educational background or professional training; business, consulting, public service or academic positions; experience from service as a Trustee of the Trust, other funds in the Fund Complex, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve as a Trustee.
Susan Davenport Austin. Ms. Austin currently serves as Senior Managing Director of Brock Capital. In addition to her experience in senior leadership positions with private companies, Ms. Austin has more than 10 years of experience in the investment banking industry, and has experience serving on boards of other public companies and non-profit entities.
Sherry S. Barrat. Ms. Barrat has more than 35 years of experience in senior leadership positions in the financial services and banking industries. In addition, Ms. Barrat has over 10 years of experience serving on boards of other public companies and non-profit entities.
Jessica M. Bibliowicz. Ms. Bibliowicz has more than 25 years of experience in senior leadership positions in the financial services and investment management industries. In addition, Ms. Bibliowicz also has experience in serving on the boards of other public companies, investment companies, and non-profit organizations.
Kay Ryan Booth. Ms. Booth has more than 35 years of experience in senior leadership positions in the investment management and investment banking industries. Ms. Booth is currently a Partner of Trinity Private Equity Group. In addition to her experience in senior leadership positions with private companies, Ms. Booth has experience serving on the boards of other entities.
Stephen M. Chipman. Mr. Chipman has 34 years of experience with a public accounting firm, serving in various senior leadership positions in Europe, North America and Asia. Mr. Chipman also has experience serving on boards of other entities.
Robert F. Gunia. Mr. Gunia has served for more than 10 years as a Trustee of mutual funds advised by the Investment Manager or its predecessors. In addition, Mr. Gunia served in senior leadership positions for more than 28 years with the Investment Manager and its affiliates and predecessors.
Thomas T. Mooney. Mr. Mooney has served for more than 10 years as a Trustee of mutual funds advised by the Investment Manager or its predecessors, including some or all of the following funds: Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., and/or other mutual funds advised by the Investment Manager or its predecessors. Mr. Mooney has more than 30 years of experience in senior leadership positions with municipal organizations and other companies and has experience serving on the boards of other entities.
Thomas M. O’Brien. Mr. O’Brien has served for more than 10 years as a Trustee of mutual funds advised by the Investment Manager or its predecessors, including some or all of the following funds: Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., and/or other mutual funds advised by the Investment Manager or its predecessors. Mr. O’Brien has more than 25 years of experience in senior leadership positions in the banking industry, and has experience serving on the boards of other entities.
Timothy S. Cronin. Mr. Cronin, an Interested Trustee of the Trust and other funds advised by the Investment Manager since 2009, served as Vice President of the Trust and other funds advised by the Investment Manager from 2009-2015, as President of the Trust and other funds advised by the Investment Manager since 2015, and has held senior positions with Prudential Financial (and American Skandia, which was purchased by Prudential Financial) since 1998.

Specific details about each Trustee's professional experience is set forth in the professional biography tables, above.
Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, liquidity risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Trust. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Investment Manager, sub-advisers, the Trust's Chief Compliance Officer, the Trust's independent registered public accounting firm, counsel, and internal auditors of the Investment Manager or its affiliates, as appropriate, regarding risks faced by the Trust and the risk management programs of the Investment Manager and certain service providers. The actual day-to-day risk management with respect to the Trust resides with the Investment Manager and other service providers to the Trust. Although the risk management policies of the Investment Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Trust can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Trust or the Investment Manager, its affiliates or other service providers.
Selection of Trustee Nominees. The Governance Committee is responsible for considering trustee nominees for Trustees at such times as it considers electing new members to the Board. The Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.
A shareholder who wishes to recommend a director for nomination should submit his or her recommendation in writing to the Chair of the Board (Thomas T. Mooney) or the Chair of the Governance Committee (Susan Davenport Austin), in either case in care of the Trust, at 655 Broad Street, 17th Floor, Newark, New Jersey 07102. At a minimum, the recommendation should include: the name, address, and business, educational, and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information that the Trust would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation.
Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Trust's Investment Manager) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Trust's outside legal counsel may cause a person to be deemed an “interested person.” Before the Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.
Shareholder Communications with the Board of Trustees. Shareholders of the Trust can communicate directly with the Board by writing to the Chair of the Board, c/o the Trust, 1 Corporate Drive, Shelton, Connecticut 06484. Shareholders can communicate directly with an individual Trustee by writing to that Trustee, c/o the Trust, 1 Corporate Drive, Shelton, Connecticut 06484. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.
Board Committee Meetings (for most recently completed fiscal year)
Audit Committee	Governance Committee	Compliance Committee	Investment Review and Risk Committee
4	3	4	3
Share Ownership. Information relating to each Trustee's share ownership in the Trust, other funds that are overseen by the respective Trustee as well as any other funds that are managed by the Manager as of the most recently completed calendar year is set forth in the chart below.

Name	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities Owned by Trustee in All Registered Investment Companies in Fund Complex*
Trustee Share Ownership
Susan Davenport Austin	None	Over $100,000
Sherry S. Barrat	None	Over $100,000
Jessica M. Bibliowicz	None	Over $100,000
Kay Ryan Booth	None	Over $100,000
Stephen M. Chipman	None	Over $100,000
Timothy S. Cronin	None	Over $100,000
Robert F. Gunia	None	Over $100,000
Thomas T. Mooney	None	Over $100,000
Thomas M. O'Brien	None	Over $100,000
* “Fund Complex” includes Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., the PGIM Funds, and any other funds that are managed by PGIM Investments and/or ASTIS. The above share ownership information relates to Portfolios and other registered investment companies in the Fund Complex that were in existence during 2018.
Because the Portfolios of the Trust serve as investment options under variable annuity and life insurance contracts, federal tax law prohibits the sale of Portfolio shares directly to individuals, including the Trustees.  Individuals, including a Trustee, may, however, have an interest in a Portfolio if he or she purchases a variable contract and selects the Portfolio as an investment option.
Other than as set forth in the following paragraph, none of the Independent Trustees, or any member of his/her immediate family, owned beneficially or of record any securities in an investment adviser or principal underwriter of the Trust or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of a Portfolio as of the most recently completed calendar year.
MANAGEMENT AND ADVISORY ARRANGEMENTS
TRUST MANAGEMENT. PGIM Investments, 655 Broad Street, 17th Floor, Newark, New Jersey 07102-4077, serves as the investment manager of the Portfolios covered by this SAI.
As of December 31, 2018, PGIM Investments served as the investment manager to all of the Prudential US and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $260.5 billion. PGIM Investments is a wholly-owned subsidiary of PIFM Holdco, LLC, which is a wholly-owned subsidiary of PGIM Holding Company LLC, which is a wholly-owned subsidiary of Prudential Financial. PGIM Investments has been in the business of providing investment advisory services since 1996.
Services Provided by the Manager. Pursuant to a Management Agreement with the Trust (the Management Agreement), the Manager, subject to the oversight of the Trust's Board and in conformity with the stated policies of the Portfolios, manages both the investment operations and composition of each Portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Portfolios. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Portfolios. The Manager continues to have the ultimate responsibility for all investment advisory services performed pursuant to any such subadvisory agreements.
The Manager is specifically responsible for supervising and managing the Portfolios and the subadvisers. In this capacity, the Manager reviews the performance of the Portfolios and the subadvisers and make recommendations to the Board with respect to the retention of investment subadvisers, the renewal of contracts, and the reorganization and merger of Portfolios, and other legal and compliance matters. The Manager takes on the entrepreneurial and other risks associated with the launch of each new Portfolio and its ongoing operations. The Manager utilizes the Strategic Investment Research Group (SIRG), a unit of PGIM Investments, to assist it in regularly evaluating and supervising the Portfolios and the subadvisers, including with respect to investment performance. SIRG is a centralized research department of PGIM Investments that is comprised of a group of highly experienced analysts. SIRG utilizes proprietary processes to analyze large quantities of industry data, both on a qualitative and quantitative level, in order to effectively manage the Portfolios and the subadvisers. The Manager utilizes this data in directly supervising the Portfolios and the subadvisers. SIRG provides reports to the Board and presents to the Board at special and regularly scheduled Board meetings. The Manager bears the cost of the oversight program maintained by SIRG.

In addition, the Manager provides or supervises all of the administrative functions necessary for the organization, operation and management of the Trust and its Portfolios. The Manager administers the Trust's corporate affairs and, in connection therewith, furnish the Trust with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Trust's custodian (the Custodian), and the Trust's transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Trust. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Trust, including, but not limited to, the custodian, transfer agent, and accounting agent. The management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management services to others.
The primary administrative services furnished by the Manager are more specifically detailed below:
■	furnishing of office facilities;
■	paying salaries of all officers and other employees of the Manager who are responsible for managing the Trust and the Portfolios;
■	monitoring financial and shareholder accounting services provided by the Trust’s custodian and transfer agent;
■	providing assistance to the service providers of the Trust and the Portfolios, including, but not limited to, the custodian, transfer agent, and accounting agent;
■	monitoring, together with each subadviser, each Portfolio’s compliance with its investment policies, restrictions, and with federal and state laws and regulations, including federal and state securities laws, the Internal Revenue Code and other relevant federal and state laws and regulations;
■	preparing and filing all required federal, state and local tax returns for the Trust and the Portfolios;
■	preparing and filing with the SEC on Form N-CSR the Trust’s annual and semi-annual reports to shareholders, including supervising financial printers who provide related support services;
■	preparing and filing with the SEC required quarterly reports of portfolio holdings on Form N-Q;
■	preparing and filing the Trust’s registration statement with the SEC on Form N-1A, as well as preparing and filing with the SEC supplements and other documents, as applicable;
■	preparing compliance, operations and other reports required to be received by the Trust’s Board and/or its committees in support of the Board’s oversight of the Trust; and
■	organizing the regular and any special meetings of the Board of the Trust, including the preparing Board materials and agendas, preparing minutes, and related functions.
Expenses Borne by the Manager. In connection with its management of the corporate affairs of the Trust, the Manager bear certain expenses, including, but not limited to:
■	the salaries and expenses of all of their and the Trust's personnel except the fees and expenses of Trustees who are not affiliated persons of the Manager or any subadviser;
■	all expenses incurred by the Manager or the Trust in connection with managing the ordinary course of a Trust's business, other than those assumed by the Trust as described below;
■	the fees, costs and expenses payable to any investment subadvisers pursuant to Subadvisory Agreements between the Manager and such investment subadvisers; and
■	with respect to the compliance services provided by the Manager, the cost of the Trust’s Chief Compliance Officer, the Trust’s Deputy Chief Compliance Officer, and all personnel who provide compliance services for the Trust, and all of the other costs associated with the Trust’s compliance program, which includes the management and operation of the compliance program responsible for compliance oversight of the Portfolios and the subadvisers.
Expenses Borne by the Trust. Under the terms of the Management Agreement, the Trust is responsible for the payment of Trust expenses not paid by the Manager, including:
■	the fees and expenses incurred by the Trust in connection with the management of the investment and reinvestment of the Trust's assets payable to the Manager;
■	the fees and expenses of Trustees who are not affiliated persons of the Manager or any subadviser;
■	the fees and certain expenses of the custodian and transfer and dividend disbursing agent, including the cost of providing records to the Manager in connection with their obligation of maintaining required records of the Trust and of pricing the Trust's shares;
■	the charges and expenses of the Trust's legal counsel and independent auditors;
■	brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities (and futures, if applicable) transactions;
■	all taxes and corporate fees payable by the Trust to governmental agencies;
■	the fees of any trade associations of which the Trust may be a member;
■	the cost of share certificates representing and/or non-negotiable share deposit receipts evidencing shares of the Trust;
■	the cost of fidelity, directors and officers and errors and omissions insurance;

■	the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC and paying notice filing fees under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes;
■	allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports and notices to shareholders; and
■	litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business and distribution and service (12b-1) fees.
Terms of the Management Agreement. The Management Agreement provides that the Manager will not be liable for any error of judgment by PGIM Investments or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automatically, if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either the Manager or the Trust by the Board or vote of a majority of the outstanding voting securities of the Trust, (as defined in the 1940 Act) upon not more than 60 days nor less than 30 days written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.
Fees payable under the Management Agreement are computed daily and paid monthly. The Manager may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of a Portfolio. Management fee waivers and subsidies will increase a Portfolio's total return. These voluntary waivers may be terminated at any time without notice.
SEC Manager-of-Managers Order. The manager-of-managers structure operates under exemptive orders issued by the SEC. The orders permit the Manager to hire subadvisers or amend subadvisory agreements, without shareholder approval.
The most recent order imposes the following conditions:
1. Before a Portfolio may rely on the order requested in the application, the operation of the Portfolio in the manner described in the application, including the hiring of wholly-owned subadvisers, will be, or has been, approved by a majority of the Portfolio’s outstanding voting securities as defined in the 1940 Act, which in the case of a master fund will include voting instructions provided by shareholders of the feeder funds investing in such master fund or other voting arrangements that comply with section 12(d)(1)(E)(iii)(aa) of the 1940 Act (or, in the case of an insurance-related Portfolio, pursuant to the voting instructions provided by contract owners with assets allocated to any registered separate account for which the Portfolio serves as a funding medium), or, in the case of a new Portfolio whose public shareholders purchase shares on the basis of a prospectus containing the disclosure contemplated by condition 2 below, by the sole initial shareholder before offering the Portfolio’s shares to the public.
2. The prospectus for each Portfolio, and in the case of a master fund relying on the requested relief, the prospectus for each feeder fund investing in such master fund, will disclose the existence, substance and effect of any order granted pursuant to the application. Each Portfolio (and any such feeder fund) will hold itself out to the public as employing the Multi-Manager Structure described in the application. Each prospectus will prominently disclose that the Manager have the ultimate responsibility, subject to oversight by the Board, to oversee the subadvisers and recommend their hiring, termination, and replacement.
3. The Manager will provide general management services to a Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Manager will (a) set a Portfolio’s overall investment strategies, (b) evaluate, select, and recommend subadvisers to manage all or a portion of a Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that subadvisers comply with a Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Manager will (a) when appropriate, allocate and reallocate a Portfolio’s assets among subadvisers; and (b) monitor and evaluate the performance of subadvisers.
4. A Portfolio will not make any ineligible subadviser changes without the approval of the shareholders of the applicable Portfolio, which in the case of a master fund will include voting instructions provided by shareholders of the feeder fund investing in such master fund or other voting arrangements that comply with section 12(d)(1)(E)(iii)(aa) of the 1940 Act.
5. A Portfolio will inform shareholders, and if the Portfolio is a master fund, shareholders of any feeder funds, of the hiring of a new subadviser within 90 days after the hiring of the new subadviser pursuant to the Modified Notice and Access Procedures.
6. At all times, at least a majority of the Board will be Independent Trustees, and the selection and nomination of new or additional Independent Trustees will be placed within the discretion of the then-existing Independent Trustees.

7. Independent legal counsel, as defined in rule 0-1(a)(6) under the 1940 Act, will be engaged to represent the Independent Trustees. The selection of such counsel will be within the discretion of the then-existing Independent Trustees.
8. The Manager will provide the Board, no less frequently than quarterly, with information about the profitability of the Manager on a per Portfolio basis. The information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter.
9. Whenever a subadviser is hired or terminated, the Manager will provide the Board with information showing the expected impact on the profitability of the Manager.
10. Whenever a subadviser change is proposed for a Portfolio with an affiliated subadviser or a wholly-owned subadviser, the Board, including a majority of the Independent Trustees, will make a separate finding, reflected in the Board minutes, that such change is in the best interests of the Portfolio and its shareholders, and if the Portfolio is a master fund, the best interests of any applicable feeder funds and their respective shareholders, and does not involve a conflict of interest from which the Manager or the affiliated subadviser or wholly-owned subadviser derives an inappropriate advantage.
11. No Board member or officer of a Prudential investment company, a Portfolio, or a feeder fund that invests in a Portfolio that is a master fund, or director, manager or officer of the Manager, will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in a subadviser except for (a) ownership of interests in the Manager or any entity, other than a wholly-owned subadviser, that controls, is controlled by, or is under common control with the Manager, or (b) ownership of less than 1% of the outstanding securities of any class of equity or debt of any publicly traded company that is either a subadviser or an entity that controls, is controlled by, or is under common control with, a subadviser.
12. Each Portfolio and any feeder fund that invests in a Portfolio that is a master fund will disclose an aggregate fee disclosure in its registration statement.
13. In the event the SEC adopts a rule under the 1940 Act providing substantially similar relief to that requested in the application, the requested order will expire on the effective date of that rule.
14. Any new Subadvisory Agreement or any amendment to a Portfolio’s existing Investment Management Agreement or Subadvisory Agreement that directly or indirectly results in an increase in the aggregate advisory fee rate payable by the Portfolio will be submitted to the Portfolio’s shareholders for approval.
Potential Conflicts. Under the manager-of-managers structure, the Manager recommends the hiring and firing of subadvisers, determine the allocation of Portfolio assets among subadvisers for Portfolios with more than one subadviser, and report to the Board regarding subadviser performance. The Manager also directly manages the assets for certain Portfolio sleeves or segments.
The Manager may face potential conflicts inherent in serving as a manager-of-managers including, but not limited to: (i) an incentive to recommend that a Portfolio retain an affiliated subadviser; (ii) an incentive to recommend that a Portfolio retain a subadviser because the subadviser may provide distribution support or other services that benefit the Manager or its affiliates or because of other relationships between the subadviser or its affiliates and the Manager or its affiliates; (iii) an incentive to recommend that the Manager provide direct management of assets for certain sleeves or segments; and (iv) an incentive to allocate assets among subadvisers of a single Portfolio based on profitability or other benefit to the Manager or its affiliates.
To mitigate potential conflicts presented by these issues, the Manager utilizes the services of SIRG, a unit of PGIM Investments, which provides investment manager oversight, analysis and recommendations. SIRG provides its input to both the Manager and the Board. SIRG representatives meet with the Board in connection with its quarterly meetings and any special meetings at which subadviser recommendations are made, and the Board makes the decision as to the retention of any subadviser. For recommendations involving a new subadviser or a replacement subadviser for a single asset class Portfolio or sleeve, SIRG conducts a search of qualified subadvisers and provides a recommendation. SIRG reviews with the Board the search process, finalists and the reasons for the recommendation. SIRG’s investment analysis process is applied in the same manner to both affiliated and unaffiliated subadvisers. The Board makes the final decision with respect to the retention of a new or replacement subadviser. For some Portfolios, the Manager makes a recommendation for a subadviser based on the design of a Portfolio, such as a Portfolio designed in consultation with a specific subadviser. In those cases, SIRG reviews the proposed subadviser and reports to the Board regarding its assessment of the subadviser.
To the extent a subadviser’s affiliation or other business relationship with Prudential is a factor in any subadviser recommendation, the Manager discusses the relevant factors with the Board, which makes the final decision on any new or replacement subadviser. SIRG personnel are not involved in subadvisory fee negotiations.

Management Fees. The tables below set forth the applicable contractual management fee rate for each Portfolio and the management fees paid by the Manager for each Portfolio for the indicated fiscal years.
Management Fee Rates (effective August [16], 2019 and thereafter)
Portfolio	Contractual Fee Rate
AST BlackRock Corporate Bond Portfolio	0.5325% of average daily net assets to $300 million;
0.5225% on next $200 million of average daily net assets;
0.5125% on next $250 million of average daily net assets;
0.5025% on next $2.5 billion of average daily net assets;
0.4925% on next $2.75 billion of average daily net assets;
0.4625% on next $4 billion of average daily net assets;
0.4425% on next $2.5 billion of average daily net assets;
0.4225% on next $2.5 billion of average daily net assets;
0.4025% on next $5 billion of average daily net assets; and
0.3825% over $20 billion of average daily net assets
AST PIMCO Corporate Bond Portfolio	0.5325% of average daily net assets to $300 million;
0.5225% on next $200 million of average daily net assets;
0.5125% on next $250 million of average daily net assets;
0.5025% on next $2.5 billion of average daily net assets;
0.4925% on next $2.75 billion of average daily net assets;
0.4625% on next $4 billion of average daily net assets;
0.4425% on next $2.5 billion of average daily net assets;
0.4225% on next $2.5 billion of average daily net assets;
0.4025% on next $5 billion of average daily net assets; and
0.3825% over $20 billion of average daily net assets
AST Prudential Corporate Bond Portfolio*	0.5325% of average daily net assets to $300 million;
0.5225% on next $200 million of average daily net assets;
0.5125% on next $250 million of average daily net assets;
0.5025% on next $2.5 billion of average daily net assets;
0.4925% on next $2.75 billion of average daily net assets;
0.4625% on next $4 billion of average daily net assets;
0.4425% on next $2.5 billion of average daily net assets;
0.4225% on next $2.5 billion of average daily net assets;
0.4025% on next $5 billion of average daily net assets; and
0.3825% over $20 billion of average daily net assets
AST T. Rowe Price Corporate Bond Portfolio	0.5325% of average daily net assets to $300 million;
0.5225% on next $200 million of average daily net assets;
0.5125% on next $250 million of average daily net assets;
0.5025% on next $2.5 billion of average daily net assets;
0.4925% on next $2.75 billion of average daily net assets;
0.4625% on next $4 billion of average daily net assets;
0.4425% on next $2.5 billion of average daily net assets;
0.4225% on next $2.5 billion of average daily net assets;
0.4025% on next $5 billion of average daily net assets; and
0.3825% over $20 billion of average daily net assets
AST Western Asset Corporate Bond Portfolio	0.5325% of average daily net assets to $300 million;
0.5225% on next $200 million of average daily net assets;
0.5125% on next $250 million of average daily net assets;
0.5025% on next $2.5 billion of average daily net assets;
0.4925% on next $2.75 billion of average daily net assets;
0.4625% on next $4 billion of average daily net assets;
0.4425% on next $2.5 billion of average daily net assets;
0.4225% on next $2.5 billion of average daily net assets;
0.4025% on next $5 billion of average daily net assets; and
0.3825% over $20 billion of average daily net assets
*The Manager will aggregate assets with the AST Multi-Sector Fixed Income Portfolio for the purpose of calculating the management fee for the AST Prudential Corporate Bond Portfolio.
Management Fees Paid by the Portfolios
Portfolio	2018	2017	2016
AST BlackRock Corporate Bond Portfolio	N/A	N/A	N/A
AST PIMCO Corporate Bond Portfolio	N/A	N/A	N/A
AST Prudential Corporate Bond Portfolio	N/A	N/A	N/A
AST T. Rowe Price Corporate Bond Portfolio	N/A	N/A	N/A

Management Fees Paid by the Portfolios
Portfolio	2018	2017	2016
AST Western Asset Corporate Bond Portfolio	N/A	N/A	N/A
FEE WAIVERS/SUBSIDIES. PGIM Investments may from time to time waive all or a portion of its management fee and/or subsidize all or a portion of the operating expenses of the Portfolios. Fee waivers and subsidies will increase a Portfolio's return.
PGIM Investments has agreed to waive a portion of its management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Trust, as set forth in the table below. Unless otherwise notes, the expense limitations may be discontinued or otherwise modified at any time.
Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST BlackRock Corporate Bond Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.
AST PIMCO Corporate Bond Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.
AST Prudential Corporate Bond Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST T. Rowe Price Corporate Bond Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.
AST Western Asset Corporate Bond Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses, such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.
SUBADVISER. The Manager has entered into subadvisory agreements with the subadviser named in the table appearing below. The subadvisory agreements provide that the subadviser will furnish investment advisory services in connection with the management of each Portfolio. In connection therewith, the subadviser is obligated to keep certain books and records of the Trust. Under each subadvisory agreement, the subadviser, subject to the supervision of the Manager, is responsible for managing the assets of a Portfolio in accordance with the Portfolio's investment objectives, investment program and policies. The subadviser determines what securities and other instruments are purchased and sold for each Portfolio and are responsible for obtaining and evaluating financial data relevant to the Portfolio. The Manager continues to have the ultimate responsibility for all investment advisory services pursuant to the Management Agreement and supervise the subadviser’s performance of such services.
Pursuant to each subadvisory agreement, the Manager pays the subadviser a fee. The tables below set forth the current fee rates and fees paid by the Manager to the subadviser for the three most recent fiscal years. The fee rates represent the fees as a percentage of average daily net assets.
As discussed in the Prospectus, the Manager employs the subadviser under a “manager of managers” structure that allows the Manager to replace the subadviser or amend a subadvisory agreement without seeking shareholder approval. The Manager is authorized to select (with approval of the Board's independent trustees) one or more subadvisers to handle the actual day-to-day investment management of each Portfolio. The Manager monitors the subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether the subadviser's agreement should be renewed, terminated or modified. It is possible that the Manager will continue to be satisfied with the performance record of the existing subadvisers and not recommend any additional subadvisers. The Manager is also responsible for allocating assets among the subadvisers if a Portfolio has more than one subadviser. In those circumstances, the allocation for each subadviser can range from 0% to 100% of the Portfolio's assets, and the Manager can change the allocations without Board or shareholder approval. The Manager will review the allocations periodically and may adjust them without prior notice. The annual update to the Trust's prospectus will reflect these adjustments. Shareholders will be notified of any new subadvisers or materially amended subadvisory agreements.
Portfolio Subadviser and Fee Rates
Portfolio	Subadviser	Fee Rate*
AST BlackRock Corporate Bond Portfolio	BlackRock Financial Management, Inc.	0.20% of average daily net assets to $225 million; 0.12% of average daily net assets over $225 million to $1 billion; 0.10% of average daily net assets over $1 billion

Portfolio Subadviser and Fee Rates
Portfolio	Subadviser	Fee Rate*
AST PIMCO Corporate Bond Portfolio	Pacific Investment Management Company, LLC (PIMCO)	0.21% of average daily net assets to $500 million; 0.18% of average daily net assets over $500 million to $1.25 billion; 0.14% of average daily net assets over $1.25 billion
AST Prudential Corporate Bond Portfolio	PGIM Fixed Income; PGIM Limited	0.15% of average daily net assets to $500 million; 0.14% of average daily net assets over $500 million to $2 billion; 0.12% of average daily net assets over $2 billion
AST T. Rowe Price Corporate Bond Portfolio	T. Rowe Price Associates, Inc. (T. Rowe Price)	Portfolio daily net assets up to $100 million:
0.30% of average daily net assets to $50 million
0.25% of average daily net assets over $50 million
When average net assets of the Portfolio exceed $100 million:
0.225% of average daily net assets
When average daily net assets of the Portfolio exceed $250 million:
0.20% of average daily net assets
When average daily net assets of the Portfolio exceed $500 million:
0.175% of average daily net assets to $500 million
0.15% of average daily net assets over $500 million
When average daily net assets of the Portfolio exceed $1 billion:
0.15% on all assets to $1 billion
0.10% of average daily net assets over $1 billion
AST Western Asset Corporate Bond Portfolio	Western Asset Management Company, LLC; Western Asset Management Company Limited – UK; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Pte. Ltd. – Singapore	0.15% of average daily net assets to $500 million; 0.125% of average daily net assets over $500 million to $1.5 billion; 0.10% of average daily net assets over $1.5 billion
Aggregation Notes to Subadviser Fee Rate Table:
* For purposes of calculating the fee payable to certain subadvisers, the assets managed by the subadviser will be aggregated with one or more other Portfolios. Each aggregation arrangement is set out below:
PGIM Fixed Income:  For purposes of calculating the subadvisory fee payable to PGIM Fixed Income, the assets managed by PGIM Fixed Income in the AST Prudential Corporate Bond Portfolio will be aggregated with the assets managed by PGIM Fixed Income in the AST Multi-Sector Fixed Income Portfolio.
Notes to Subadviser Fee Rate Table:
PIMCO: The above fee rate is contingent upon the specific investment objectives, policies and restrictions of the Portfolio (“Investment Guidelines”) as stated in the Prospectus, as of the date of this Fee Schedule. In the event of any material change in the Investment Guidelines resulting in an increase in the Portfolio’s discretion, then the following fee rate will apply:
0.25% on all assets
T. Rowe Price: T. Rowe Price has agreed to a voluntary subadvisory fee waiver arrangement for the following Portfolios:
—	Advanced Series Trust AST Advanced Strategies Portfolio (T. Rowe Price Large-Cap Value Sleeve)
—	Advanced Series Trust AST T. Rowe Price Asset Allocation Portfolio
—	Advanced Series Trust AST T. Rowe Price Corporate Bond Portfolio
—	Advanced Series Trust AST T. Rowe Price Diversified Real Growth Portfolio
—	Advanced Series Trust AST T. Rowe Price Growth Opportunities Portfolio
—	Advanced Series Trust AST T. Rowe Price Large-Cap Growth Portfolio
—	Advanced Series Trust AST T. Rowe Price Large-Cap Value Portfolio
—	Advanced Series Trust AST T. Rowe Price Natural Resources Portfolio
—	The Prudential Series Fund Global Portfolio (T. Rowe Price Large-Cap Value Sleeve)
T. Rowe Price has agreed to reduce the monthly subadvisory fee for each Portfolio listed above (or the portion thereof subadvised by T. Rowe Price) by the following percentages based on the combined average daily net assets of the listed Portfolios (or the portion thereof subadvised by T. Rowe Price) and the assets of certain insurance company separate accounts managed by T. Rowe Price for the Retirement business of Prudential and its affiliates (the “other accounts”):
Combined Average Daily Net Assets up to $20 billion:
—	2.5% fee reduction on combined assets up to $1 billion
—	5.0% fee reduction on combined assets on the next $1.5 billion
—	7.5% fee reduction on combined assets on the next $2.5 billion
—	10.0% fee reduction on combined assets on the next $5.0 billion
—	12.5% fee reduction on combined assets above $10.0 billion
Combined Average Daily Net Assets above $20 billion:
—	12.5% fee reduction on combined assets up to$25 billion
—	15.0% fee reduction on combined assets over $25 billion
In addition, as long as assets under management for the AST T. Rowe Price Corporate Bond Portfolio are below $1.25 billion, T. Rowe Price has agreed to waive their subadvisory fee such that the fee payable on all assets of the AST T. Rowe Price Corporate Bond Portfolio will be 0.14% on all assets up to $1.25 billion for a period of two years from the portfolio’s inception. When assets exceed $1.25 billion, or after the two-year period of the inception date of the AST T. Rowe Price Corporate Bond Portfolio, the subadvisory fee will be the above contractual schedule.
Subadvisory Fees Paid by PGIM Investments
Portfolio	Subadviser	2018	2017	2016
AST BlackRock Corporate Bond Portfolio	BlackRock Financial Management, Inc.	N/A	N/A	N/A
AST PIMCO Corporate Bond Portfolio	Pacific Investment Management Company, LLC	N/A	N/A	N/A

Subadvisory Fees Paid by PGIM Investments
Portfolio	Subadviser	2018	2017	2016
AST Prudential Corporate Bond Portfolio	PGIM Fixed Income; PGIM Limited	N/A	N/A	N/A
AST T. Rowe Price Corporate Bond Portfolio	T. Rowe Price Associates, Inc.	N/A	N/A	N/A
AST Western Asset Corporate Bond Portfolio	Western Asset Management Company LLC; Western Asset Management Company Limited – UK; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Pte. Ltd. – Singapore	N/A	N/A	N/A
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—Other Accounts and Portfolio Ownership. The following table sets forth information about each Portfolio and accounts other than the Portfolio for which each Portfolio's portfolio managers (the Portfolio Managers) are primarily responsible for day-to-day portfolio management as of the Trust's most recently completed fiscal year, unless otherwise noted. The table shows, for each portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface. The tables also set forth the dollar range of equity securities of each Portfolio of the Trust beneficially owned by the Portfolio Managers as of the Trust's most recently completed fiscal year, unless otherwise noted.
PORTFOLIO MANAGERS: OTHER ACCOUNTS
AST BlackRock Corporate Bond Portfolio
Subadviser	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Fund Securities*
BlackRock Financial Management, Inc.	Stephan Bassas				None
	Kashif Riaz				None
*Information provided as of [December 31, 2018].
AST PIMCO Corporate Bond Portfolio
Subadviser	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Fund Securities*
Pacific Investment Management Company, LLC	Mark R. Kiesel, CFA				None
	Mohit Mittal				None
	Amit Arora				None
*Information provided as of [December 31, 2018].
AST Prudential Corporate Bond Portfolio
Subadvisers	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Fund Securities*
PGIM Fixed Income; PGIM Limited	Steven A. Kellner, CFA				None
	Edward H. Blaha, CFA				None
	Lee Friedman, CFA				None
	Filippo Arcieri				None
	Alyssa Davis				None
*Information provided as of [December 31, 2018].
AST T. Rowe Price Corporate Bond Portfolio
Subadviser	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Fund Securities*
T. Rowe Price Associates, Inc.	Steven E. Boothe, CFA				None
	Lauren T. Wagandt, CFA				None
*Information provided as of [December 31, 2018].

AST Western Asset Corporate Bond Portfolio
Subadvisers	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Fund Securities*
Western Asset Management Company LLC; Western Asset Management Company Limited – UK; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Pte. Ltd. - Singapore	Michael C. Buchanan, CFA				None
	Ryan K. Brist, CFA				None
	Blanton Y. Keh, CFA				None
	Kurt D. Halvorson, CFA				None
*Information provided as of [December 31, 2018].
PORTFOLIO MANAGERS: COMPENSATION & CONFLICTS POLICIES
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—COMPENSATION AND CONFLICTS OF INTEREST. Set forth below, for each portfolio manager, is an explanation of the structure of and method(s) used by each subadviser to determine, portfolio manager compensation. Also set forth below, for each portfolio manager, is an explanation of any material conflicts of interest that may arise between a portfolio manager's management of a Portfolio's investments and investments in other accounts.
BLACKROCK, INC. AND ITS SUBSIDIARIES
PORTFOLIO MANAGER COMPENSATION OVERVIEW. The discussion below describes the portfolio managers’ compensation as of March 31, 2019.
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock.  In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. With respect to these portfolio managers, such benchmarks for a Portfolio and other accounts are:
Portfolio Manager	Benchmarks
Stephan Bassas Kashif Riaz	Bloomberg Barclays US Credit Index
Michael Gates Phillip Green Greg Savage	No benchmarks
Scott MacLellan Thomas Musmanno	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.

Bob Miller Rick Rieder David Rogal	A combination of market-based indices (e.g., Bloomberg Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation.
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of the Funds have deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits.
In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($280,000 for 2019).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.
PORTFOLIO MANAGERS POTENTIAL MATERIAL CONFLICTS OF INTEREST. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to a Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to a Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to a Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund.  It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
Pacific Investment Management Company LLC.
PORTFOLIO MANAGER COMPENSATION. PIMCO’s approach to compensation seeks to provide professionals with a Total Compensation Plan and process that is driven by PIMCO’s mission and values. Key Principles on Compensation Philosophy include:
■	PIMCO’s pay practices are designed to attract and retain high performers;
■	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic, and meritocracy;
■	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation; and
■	PIMCO’s “Discern and Differentiate” discipline guides total compensation levels.
The Total Compensation Plan consists of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for PIMCO’s clients. A portfolio manager’s compensation is not based solely on the performance of any Fund or any other account managed by that portfolio manager:
Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.
Performance Bonus – Performance bonuses are designed to reward risk-adjusted performance and contributions to PIMCO’s broader investment process. The compensation process is not formulaic and the following non-exhaustive list of qualitative and quantitative criteria are considered when determining the total compensation for portfolio managers:
■	Performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups; greatest emphasis is placed on 5-year and 3-year performance, followed by 1-year performance;
■	Consistency of investment performance across portfolios of similar mandate and guidelines, rewarding low dispersion and consistency of outperformance;
■	Appropriate risk positioning and risk management mindset which includes consistency with PIMCO’s investment philosophy, the Investment Committee’s positioning guidance, absence of defaults, and appropriate alignment with client objectives;
■	Contributions to mentoring, coaching and/or supervising members of team;
■	Collaboration, idea generation, and contribution of investment ideas in the context of PIMCO’s investment process, Investment Committee meetings, and day-to-day management of portfolios;
■	With much lesser importance than the aforementioned factors: amount and nature of assets managed by the portfolio manager, contributions to asset retention, and client satisfaction.
PIMCO’s partnership culture further rewards strong long term risk adjusted returns with promotion decisions almost entirely tied to long term contributions to the investment process. 10-year performance can also be considered, though not explicitly as part of the compensation process.
Deferred Compensation – Long Term Incentive Plan (“LTIP”) and/or M Options which is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.
■	The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long term commitment to PIMCO’s success.

■	The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the Firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the Firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.
Participation in LTIP and M Unit program is contingent upon continued employment at PIMCO.
Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.
CONFLICTS OF INTEREST. From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Portfolio, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information (“MNPI”) about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Portfolios, track the same index a Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios.  Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Portfolios.  In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies or redeem shares of a Portfolio in a manner beneficial to the investing account but detrimental to the Portfolio.  Conversely, PIMCO’s duties to the Portfolios, as well as regulatory or other limitations applicable to the Portfolios, may affect the courses of action available to PIMCO-advised accounts (including certain Portfolios) that invest in the Portfolios in a manner that is detrimental to such investing accounts.
Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Portfolios or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Portfolios or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Portfolios or other accounts managed by PIMCO. In addition, because certain Clients (as defined below) are affiliates of PIMCO or have investors who are affiliates or employees of PIMCO, PIMCO may have incentives to resolve conflicts of interest in favor of these Clients over other Clients.
Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Portfolio. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of a Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Portfolio.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for one or more Portfolios or other accounts managed by PIMCO (each a “Client,” and collectively, the “Clients”), but may not be available in sufficient quantities for all accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another Client. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.
From time to time, PIMCO may take an investment position or action for a Client that may be different from, or inconsistent with, an action or position taken for one or more other Clients having similar or differing investment objectives. These positions and actions may adversely impact, or in some instances may benefit, one or more affected Clients, including Clients that are PIMCO affiliates, in which PIMCO has an interest, or which pays PIMCO higher fees or a performance fee. For example, a Client may buy a security and another Client may establish a short position in that same security. The subsequent short sale may result in a decrease in the price of the security that the other Client holds. Similarly, transactions or investments by one or more Clients may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of another Client.

When PIMCO implements for one Client a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies of another Client, market impact, liquidity constraints or other factors could result in one or more Clients receiving less favorable trading results, the costs of implementing such portfolio decisions or strategies could be increased or such Clients could otherwise be disadvantaged. On the other hand, potential conflicts may also arise because portfolio decisions regarding a Client may benefit other Clients. For example, the sale of a long position or establishment of a short position for a Client may decrease the price of the same security sold short by (and therefore benefit) other Clients, and the purchase of a security or covering of a short position in a security for a Client may increase the price of the same security held by (and therefore benefit) other Clients.
Under certain circumstances, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment. In addition, to the extent permitted by applicable law, a Client may also engage in investment transactions that may result in other Clients being relieved of obligations, or that may cause other Clients to divest certain investments (e.g., a Client may make a loan to, or directly or indirectly acquire securities or indebtedness of, a company that uses the proceeds to refinance or reorganize its capital structure, which could result in repayment of debt held by another Client). Such Clients (or groups of Clients) may have conflicting interests and objectives in connection with such investments, including with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment and the timeframe for, and method of, exiting the investment. When making such investments, PIMCO may do so in a way that favors one Client over another Client, even if both Clients are investing in the same security at the same time. Certain Clients may invest on a “parallel” basis (i.e., proportionately in all transactions at substantially the same time and on substantially the same terms and conditions). In addition, other accounts may expect to invest in many of the same types of investments as another account. However, there may be investments in which one or more of such accounts does not invest (or invests on different terms or on a non-pro rata basis) due to factors such as legal, tax, regulatory, business, contractual or other similar considerations or due to the provisions of a Client’s governing documents. Decisions as to the allocation of investment opportunities among such Clients present numerous conflicts of interest, which may not be resolved in a manner that is favorable to a Client’s interests. To the extent an investment is not allocated pro rata among such entities, a Client could incur a disproportionate amount of income or loss related to such investment relative to such other Client.
In addition, Clients may invest alongside one another in the same underlying investments or otherwise pursuant to a substantially similar investment strategy as one or more other Clients. In such cases, certain Clients may have preferential liquidity and information rights relative to other Clients holding the same investments, with the result that such Clients will be able to withdraw/redeem their interests in underlying investments in priority to Clients who may have more limited access to information or more restrictive withdrawal/redemption rights. Clients with more limited information rights or more restrictive liquidity may therefore be adversely affected in the event of a downturn in the markets.
Further, potential conflicts may be inherent in PIMCO’s use of multiple strategies. For example, conflicts will arise in cases where different Clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more Clients may own private securities or obligations of an issuer and other Clients may own or seek to acquire private securities of the same issuer. For example, a Client may acquire a loan, loan participation or a loan assignment of a particular borrower in which one or more other Clients have an equity investment, or may invest in senior debt obligations of an issuer for one Client and junior debt obligations or equity of the same issuer for another Client.
PIMCO may also, for example, direct a Client to invest in a tranche of a structured finance vehicle, such as a CLO or CDO, where PIMCO is also, at the same or different time, directing another Client to make investments in a different tranche of the same vehicle, which tranche’s interests may be adverse to other tranches. PIMCO may also cause a Client to purchase from, or sell assets to, an entity, such as a structured finance vehicle, in which other Clients may have an interest, potentially in a manner that will have an adverse effect on the other Clients. There may also be conflicts where, for example, a Client holds certain debt or equity securities of an issuer, and that same issuer has issued other debt, equity or other instruments that are owned by other Clients or by an entity, such as a structured finance vehicle, in which other Clients have an interest.
In each of the situations described above, PIMCO may take actions with respect to the assets held by one Client that are adverse to the other Clients, for example, by foreclosing on loans, by putting an issuer into default, or by exercising rights to purchase or sell to an issuer, causing an issuer to take actions adverse to certain classes of securities, or otherwise. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers or taking any other actions, PIMCO may find that the interests of a Client and the interests of one or more other Clients could conflict. In these situations, decisions over items such as whether to make the investment or take an action, proxy voting, corporate reorganization, how to exit an investment, or bankruptcy or similar matters (including, for example, whether to trigger an event of default or the terms of any workout) may result in conflicts of interest. Similarly, if an issuer in which a Client and one or more other Clients directly or indirectly hold different classes of securities (or other assets, instruments or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, decisions over the terms of any workout will raise conflicts of interests (including, for example, conflicts over proposed waivers and amendments to debt covenants). For example, a debt holder may be better served by a liquidation of the issuer in which it may be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders. In some cases PIMCO may refrain from taking certain actions or making certain investments on behalf of Clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse regulatory or other effects on PIMCO, or may sell investments for certain Clients (in each case potentially disadvantaging the Clients on whose behalf the actions are not taken, investments not made, or investments sold). In other cases, PIMCO may not refrain from taking actions or making investments on behalf of certain Clients that have the potential to disadvantage other Clients. In addition, PIMCO may take actions or refrain from taking actions in order to mitigate legal risks to PIMCO or its affiliates or its Clients even if disadvantageous to a Client’s account. Moreover, a Client may invest in a transaction in which one or more other Clients are expected to participate, or already have made or will seek to make, an investment.
Additionally, certain conflicts may exist with respect to portfolio managers who make investment decisions on behalf of several different types of Clients. Such portfolio managers may have an incentive to allocate trades, time or resources to certain Clients, including those Clients who pay higher investment management fees or that pay incentive fees or allocations, over other Clients. These conflicts may be heightened with respect to portfolio managers who are eligible to receive a performance allocation under certain circumstances as part of their compensation.
From time to time, PIMCO personnel may come into possession of MNPI which, if disclosed, might affect an investor’s decision to buy, sell or hold a security. Should a PIMCO employee come into possession of MNPI with respect to an issuer, he or she generally will be prohibited from communicating such information to, or using such information for the benefit of, Clients, which could limit the ability of Clients to buy, sell or hold certain investments, thereby limiting the investment opportunities or exit strategies available to Clients. In addition, holdings in the securities or other instruments of an issuer by PIMCO or its affiliates may affect the ability of a Client to make certain acquisitions of or enter into certain transactions with such issuer. PIMCO has no obligation or responsibility to disclose such information to, or use such information for the benefit of, any person (including Clients).
PIMCO maintains one or more restricted lists of companies whose securities are subject to certain trading prohibitions due to PIMCO’s business activities. PIMCO may restrict trading in an issuer’s securities if the issuer is on a restricted list or if PIMCO has MNPI about that issuer. In some situations, PIMCO may restrict Clients from trading in a particular issuer’s securities in order to allow PIMCO to receive MNPI on behalf of other Clients. A Client may be unable to buy or sell certain securities until the restriction is lifted, which could disadvantage the Client. PIMCO may also be restricted from making (or divesting of) investments in respect of some Clients but not others. In some cases PIMCO may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice relating to certain securities if a security is restricted due to MNPI or if PIMCO is seeking to limit receipt of MNPI.
PIMCO may conduct litigation or engage in other legal actions on behalf of one or more Clients. In such cases, Clients may be required to bear certain fees, costs, expenses and liabilities associated with the litigation. Other Clients that are or were investors in, or otherwise involved with, the subject investments may or may not (depending on the circumstances) be parties to such litigation actions, with the result that certain Clients may participate in litigation actions in which not all Clients with similar investments may participate, and such non-participating Clients may benefit from the results of such litigation actions without bearing or otherwise being subject to the associated fees, costs, expenses and liabilities. PIMCO, for example, typically does not pursue legal claims on behalf of its separate accounts. Furthermore, in certain situations, litigation or other legal actions pursued by PIMCO on behalf of a Client may be brought against or be otherwise adverse to a portfolio company or other investment held by a Client.
The foregoing is not a complete list of conflicts to which PIMCO or Clients may be subject. PIMCO seeks to review conflicts on a case-by-case basis as they arise. Any review will take into consideration the interests of the relevant Clients, the circumstances giving rise to the conflict, applicable PIMCO policies and procedures, and applicable laws. Clients (and investors in Portfolios) should be aware that conflicts will not necessarily be resolved in favor of their interests and may in fact be resolved in a manner adverse to their interests. PIMCO will attempt to resolve such matters fairly, but even so, matters may be resolved in favor of other Clients which pay PIMCO higher fees or performance fees or in which PIMCO or its affiliates have a significant proprietary interest. There can be no assurance that any actual or potential conflicts of interest will not result in a particular Client or group of Clients receiving less favorable investment terms in or returns from certain investments than if such conflicts of interest did not exist.
Conflicts like those described above may also occur between Clients, on the one hand, and PIMCO or its affiliates, on the other. These conflicts will not always be resolved in favor of the Client. In addition, because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described above may occur between clients of PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to PIMCO’s Clients. In many cases PIMCO will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect Client performance. In addition, certain regulatory restrictions may prohibit PIMCO from using certain brokers or investing in certain companies (even if such companies are not affiliated with Allianz) because of the applicability of certain laws and regulations applicable to PIMCO, Allianz SE or their affiliates. An account’s willingness to negotiate terms or take actions with respect to an investment may also be, directly or indirectly, constrained or otherwise impacted to the extent Allianz SE, PIMCO, and/or their affiliates, directors, partners, managers, members, officers or personnel are also invested therein or otherwise have a connection to the subject investment (e.g., serving as a trustee or board member thereof).
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.
PIMCO has implemented policies and procedures relating to, among other things, portfolio management and trading practices, personal investment transactions, insider trading, gifts and entertainment, and political contributions that seek to identify, manage and/or mitigate actual or potential conflicts of interest and resolve such conflicts appropriately if they occur. PIMCO seeks to resolve any actual or potential conflicts in each client’s best interest. For more information regarding PIMCO’s actual or potential conflicts of interest, please refer to Item 10 and Item 11 in PIMCO’s Form ADV, Part 2A, attached as Exhibit B.
PGIM Investments LLC
PORTFOLIO MANAGER COMPENSATION. Prudential provides compensation opportunities to eligible employees to motivate and reward the achievement of outstanding results by providing market-based programs that:
■	Attract and reward highly qualified employees
■	Align with critical business goals and objectives
■	Link to the performance results relevant to the business segment and Prudential
■	Retain top performers
■	Pay for results and differentiate levels of performance
■	Foster behaviors and contributions that promote Prudential's success
The components of compensation for a Vice President in PGIM Investments consists of base salary, annual incentive compensation and long term incentive compensation.
Base Pay Overview: The Prudential compensation structure is organized in grades, each with its own minimum and maximum base pay (i.e., salary). The grades reflect pay patterns in the market. Each job in the plan—from CEO through an entry-level job—is included in one of the grades. The main determinant of placement in the base pay structure is market data. On an annual basis, Corporate Compensation collects and analyzes market data to determine if any change to the placement of job in the structure is necessary to maintain market competitiveness. If necessary, structural compensation changes (e.g., increases to base pay minimum and maximums) will be effective on the plan's effective date for base pay increases.
Annual Incentive Compensation Overview: The plan provides an opportunity for all participants to share in the annual results of Prudential, as well as the results of their division or profit center. Results are reviewed and incentive payments are made as early as practicable after the close of the plan year. Incentive payments are awarded based on organizational performance—which determines the available dollar amounts—and individual performance. Individual performance will be evaluated on the basis of contributions relative to others in the organization. Incentive payments are granted from a budgeted amount of money that is made available by the Company. Initial budgets are developed by determining the competitive market rates for incentives as compared to our comparator companies. Each organization's budget pool may be increased or decreased based on organizational performance. Organizational performance is determined by a review of performance relative to our comparator group, as well as key measures indicated in our business plan, such as Return on Required Equity (RORE), earnings and revenue growth.
Long Term Incentive Compensation Overview: In addition, executives at the Vice President level and above are eligible to participate in a long term incentive program to provide an ownership stake in Prudential Financial. Long-Term incentives currently consist of restricted stock and stock options. The stock options vest  1⁄3 per year over 3 years and the restricted stock vests 100% at the end of 3 years.
CONFLICTS OF INTEREST. PGIM Investments follows Prudential Financial's policies on business ethics, personal securities trading by investment personnel, and information barriers and has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, among other policies and procedures, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests; however, there is no guarantee that such policies and procedures will detect and ensure avoidance, disclosure or mitigation of each and every situation in which a conflict may arise.

PGIM FIXED INCOME
COMPENSATION. General. The base salary of an investment professional in the PGIM Fixed Income unit of PGIM is based on market data relative to similar positions as well as the past performance, years of experience and scope of responsibility of the individual. Incentive compensation, including the annual cash bonus, the long-term equity grant and grants under PGIM Fixed Income’s long-term incentive plans, is primarily based on such person’s contribution to PGIM Fixed Income’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters and market-based data such as compensation trends and levels of overall compensation for similar positions in the asset management industry. In addition, an investment professional’s qualitative contributions to the organization and its commercial success are considered in determining incentive compensation. Incentive compensation is not solely based on the performance of, or value of assets in, any single account or group of client accounts.
An investment professional’s annual cash bonus is paid from an annual incentive pool. The pool is developed as a percentage of PGIM Fixed Income’s operating income and the percentage used to calculate the pool may be refined by factors such as:
business initiatives;
the number of investment professionals receiving a bonus and related peer group compensation;
financial metrics of the business relative to those of appropriate peer groups; and
investment performance of portfolios: (i) relative to appropriate peer groups; and/or (ii) as measured against relevant investment indices.
Long-term compensation consists of Prudential Financial, Inc. restricted stock and grants under the long-term incentive plan and targeted long-term incentive plan. Grants under the long-term incentive plan and targeted long-term incentive plan are participation interests in notional accounts with a beginning value of a specified dollar amount. For the long-term incentive plan, the value attributed to these notional accounts increases or decreases over a defined period of time based, in whole or in part (depending on the date of the grant), on the performance of investment composites representing a number of PGIM Fixed Income’s investment strategies. With respect to targeted long-term incentive awards, the value attributed to the notional accounts increases or decreases over a defined period of time based on the performance of either (i) a long/short investment composite or (ii) a commingled investment vehicle. An investment composite is an aggregation of accounts with similar investment strategies. The long-term incentive plan is designed to more closely align compensation with investment performance. The targeted long-term incentive plan is designed to align the interests of certain of PGIM Fixed Income’s investment professionals with the performance of a particular long/short composite or commingled investment vehicle. The chief investment officer/head of PGIM Fixed Income also receives (i) performance shares which represent the right to receive shares of Prudential Financial, Inc. common stock conditioned upon, and subject to, the achievement of specified financial performance goals by Prudential Financial, Inc.; (ii) book value units which track the book value per share of Prudential Financial, Inc.; and (iii) Prudential Financial, Inc. stock options. Each of the restricted stock, grants under the long-term incentive plans, performance shares, book value units and stock options is subject to vesting requirements.
POTENTIAL Conflicts of Interest. Like other investment advisers, PGIM Fixed Income is subject to various conflicts of interest in the ordinary course of its business. PGIM Fixed Income strives to identify potential risks, including conflicts of interest, that are inherent in its business, and PGIM Fixed Income conducts annual conflict of interest reviews. When actual or potential conflicts of interest are identified, PGIM Fixed Income seeks to address such conflicts through one or more of the following methods:
■	elimination of the conflict;
■	disclosure of the conflict; or
■	management of the conflict through the adoption of appropriate policies, procedures or other mitigants.
PGIM Fixed Income follows the policies of Prudential Financial, Inc. on business ethics, personal securities trading by investment personnel, and information barriers. PGIM Fixed Income has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PGIM Fixed Income cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict may arise.
Side-by-Side Management of Accounts and Related Conflicts of Interest. PGIM Fixed Income’s side-by-side management of multiple accounts can create conflicts of interest. Examples are detailed below, followed by a discussion of how PGIM Fixed Income addresses these conflicts.
■	Performance Fees - PGIM Fixed Income manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management may be deemed to create an incentive for PGIM Fixed Income and its investment professionals to favor one account over another. Specifically, PGIM Fixed Income or its affiliates could be considered to have the incentive to favor accounts for which PGIM Fixed Income or an affiliate receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.
■	Affiliated accounts - PGIM Fixed Income manages accounts on behalf of its affiliates as well as unaffiliated accounts. PGIM Fixed Income could be considered to have an incentive to favor accounts of affiliates over others.
■	Large accounts/higher fee strategies - large accounts and clients typically generate more revenue than do smaller accounts or clients and certain of PGIM Fixed Income’s strategies have higher fees than others. As a result, a portfolio manager could be considered to have an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Fixed Income.
■	Long only and long/short accounts - PGIM Fixed Income manages accounts that only allow it to hold securities long as well as accounts that permit short selling. PGIM Fixed Income may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts. These short sales could reduce the value of the securities held in the long only accounts. In addition, purchases for long only accounts could have a negative impact on the short positions.
■	Securities of the same kind or class - PGIM Fixed Income sometimes buys or sells, or direct or recommend that a client buy or sell, securities of the same kind or class that are purchased or sold for another client at prices that may be different. Although such pricing differences could appear as preferences for one client over another, PGIM Fixed Income’s trade execution in each case is driven by its consideration of a variety of factors as PGIM Fixed Income seeks the most advantageous terms reasonably attainable in the circumstances. PGIM Fixed Income may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, or not trade such securities in any other account. While such trades (or a decision not to trade) could appear as inconsistencies in how PGIM Fixed Income views a security for one client versus another, opposite way trades are generally due to differences in investment strategy, portfolio composition or client direction.
■	Investment at different levels of an issuer’s capital structure— PGIM Fixed Income may invest client assets in the same issuer, but at different levels in the issuer’s capital structure. For instance, PGIM Fixed Income may invest client assets in private securities or loans of an issuer and invest the assets of other clients in publicly traded securities of the same issuer. In addition, PGIM Fixed Income may invest client assets in a class or tranche of securities of a structured finance vehicle (such as a collateralized loan obligation, asset-backed security or mortgage-backed security) where PGIM Fixed Income also, at the same or different time, invests the assets of another client (including affiliated clients) in a different class or tranche of securities of the same vehicle. These different securities may have different voting rights, dividend or repayment priorities, rights in bankruptcy or other features that conflict with one another. For some of these securities (particularly private structured product investments for which clients own all or a significant portion of the outstanding securities or obligations), PGIM Fixed Income may have input regarding the characteristics and the relative rights and priorities of the various classes or tranches.
■	When PGIM Fixed Income invests client assets in different levels of an issuer’s capital structure, it may take actions with respect to the assets held by one client (including affiliated clients) that are potentially adverse to other clients, for example, by foreclosing on loans or by putting an issuer into default. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers, PGIM Fixed Income may find that the interests of a client and the interests of one or more other clients (including affiliated clients) could conflict. In these situations, decisions over proxy voting, corporate reorganizations, how to exit an investment, bankruptcy matters (including, for example, whether to trigger an event of default or the terms of any workout) or other actions or inactions may result in conflicts of interest. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities encounters financial problems, decisions over the terms of any workout will raise conflicts of interests (including potential conflicts over proposed waivers and amendments to debt covenants). For example, a senior bond holder may prefer a liquidation of the issuer in which it may be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders or junior bond holders. In some cases, PGIM Fixed Income may refrain from taking certain actions or making investments on behalf of certain clients or PGIM Fixed Income may sell investments for certain clients, in each case in order to mitigate conflicts of interest or legal, regulatory or other risks to PGIM Fixed Income This could potentially disadvantage the clients on whose behalf the actions are not taken, investments are not made, or investments are sold. Conversely, in other cases, PGIM Fixed Income will not refrain from taking actions or making investments on behalf of some clients (including affiliated clients), which could potentially disadvantage other clients. Any of the foregoing conflicts of interest will be resolved on a case-by-case basis. Any such resolution will take into consideration the interests of the relevant clients, the circumstances giving rise to the conflict and applicable laws.
■	Financial interests of investment professionals - PGIM Fixed Income investment professionals may invest in certain investment vehicles that it manages, including ETFs, mutual funds and private funds. Also, certain of these investment vehicles are options under the 401(k) and deferred compensation plans offered by Prudential Financial, Inc. In addition, the value of grants under PGIM Fixed Income’s long-term incentive plan and targeted long-term incentive plan is affected by the performance of certain client accounts. As a result, PGIM Fixed Income investment professionals may have financial interests in accounts managed by PGIM Fixed Income or that are related to the performance of certain client accounts.
■	Non-discretionary accounts - PGIM Fixed Income provides non-discretionary investment advice to some clients and manages others on a discretionary basis. Trades in non-discretionary accounts or accounts where discretion is limited could occur before, in concert with, or after PGIM Fixed Income executes similar trades in its discretionary accounts. The non-discretionary/limited discretion clients may be disadvantaged if PGIM Fixed Income delivers investment advice to them after it initiates trading for the discretionary clients, or vice versa.

How PGIM Fixed Income Addresses These Conflicts of Interest. PGIM Fixed Income has developed policies and procedures designed to address the conflicts of interest with respect to its different types of side-by-side management described above.
■	Each quarter, the chief investment officer/head of PGIM Fixed Income holds a series of meetings with the senior portfolio manager and team responsible for the management of each of PGIM Fixed Income’s investment strategies. At each of these quarterly investment strategy review meetings, the chief investment officer/head of PGIM Fixed Income and the strategy team review and discuss the investment performance and performance attribution for each client account managed in the strategy. These meetings are also attended by the head of investment risk management or his designee and a member of the compliance group.
■	In keeping with PGIM Fixed Income’s fiduciary obligations, its policy with respect to trade aggregation and allocation is to treat all of its client accounts fairly and equitably over time. PGIM Fixed Income’s trade management oversight committee, which generally meets quarterly, is responsible for providing oversight with respect to trade aggregation and allocation. Its compliance group periodically reviews a sampling of new issue allocations and related documentation to confirm compliance with the trade aggregation and allocation procedures. In addition, the compliance and investment risk management groups review forensic reports regarding new issue and secondary trade activity on a quarterly basis. This forensic analysis includes such data as the: (i) number of new issues allocated in the strategy; (ii) size of new issue allocations to each portfolio in the strategy; (iii) profitability of new issue transactions; (iv) portfolio turnover; (v) and metrics related to large and block trade activity. The results of these analyses are reviewed and discussed at PGIM Fixed Income’s trade management oversight committee meetings. The procedures above are designed to detect patterns and anomalies in PGIM Fixed Income’s side-by-side management and trading so that it may assess and improve its processes.
■	PGIM Fixed Income has procedures that specifically address its side-by-side management of certain long/short and long only portfolios. These procedures address potential conflicts that could arise from differing positions between long/short and long only portfolios. In addition, lending opportunities with respect to securities for which the market is demanding a slight premium rate over normal market rates are allocated to long only accounts prior to allocating the opportunities to long/short accounts.
Conflicts Related to PGIM Fixed Income’s Affiliations. As an indirect wholly-owned subsidiary of Prudential Financial, Inc., PGIM Fixed Income is part of a diversified, global financial services organization. PGIM Fixed Income is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers. Some of its employees are officers of and/or provide services to some of these affiliates.
Conflicts Related to Outside Business Activity. From time to time, certain of PGIM Fixed Income employees or officers may engage in outside business activity, including outside directorships. Any outside business activity is subject to prior approval pursuant to PGIM Fixed Income’s personal conflicts of interest and outside business activities policy. Actual and potential conflicts of interest are analyzed during such approval process. PGIM Fixed Income could be restricted in trading the securities of certain issuers in client portfolios in the unlikely event that an employee or officer, as a result of outside business activity, obtains material, non-public information regarding an issuer.
Conflicts Related to Investment of Client Assets in Affiliated Funds. PGIM Fixed Income may invest client assets in funds that it manages or subadvises for an affiliate. PGIM Fixed Income may also invest cash collateral from securities lending transactions in these funds. These investments benefit both PGIM Fixed Income and its affiliate.
PICA General Account. Because of the substantial size of the general accounts of PGIM Fixed Income’s affiliated insurance companies, trading by these general accounts, including PGIM Fixed Income’s trades on behalf of the accounts, may affect the market prices or limit the availability of the securities or instruments transacted. Although PGIM Fixed Income does not expect that the general accounts of affiliate insurers will execute transactions that will move a market frequently, and generally only in response to unusual market or issuer events, the execution of these transactions could have an adverse effect on transactions for or positions held by other clients.
Conflicts Related to Co-investment by Affiliates
PGIM Fixed Income affiliates may provide initial funding or otherwise invest in vehicles it manages. When an affiliate provides “seed capital” or other capital for a fund, it may do so with the intention of redeeming all or part of its interest at a future point in time or when it deems that sufficient additional capital has been invested in that fund.
The timing of a redemption by an affiliate could benefit the affiliate. For example, the fund may be more liquid at the time of the affiliate’s redemption than it is at times when other investors may wish to withdraw all or part of their interests.
In addition, a consequence of any withdrawal of a significant amount, including by an affiliate, is that investors remaining in the fund will bear a proportionately higher share of fund expenses following the redemption.

PGIM Fixed Income could also face a conflict if the interests of an affiliated investor in a fund it manages diverge from those of the fund or other investors. For example, PGIM Fixed Income affiliates, from time to time, hedge some or all of the risks associated with their investments in certain funds PGIM Fixed Income manages. PGIM Fixed Income may provide assistance in connection with this hedging activity.
PGIM Fixed Income believes that these conflicts are mitigated by its allocation policies and procedures, its supervisory review of accounts and its procedures with respect to side-by-side management of long only and long/short accounts.
Conflicts Related to Co-investment by Affiliates. PGIM Fixed Income affiliates may provide initial funding or otherwise invest in vehicles it manages. When an affiliate provides “seed capital” or other capital for a fund, it may do so with the intention of redeeming all or part of its interest at a future point in time or when it deems that sufficient additional capital has been invested in that fund.
The timing of a redemption by an affiliate could benefit the affiliate. For example, the fund may be more liquid at the time of the affiliate’s redemption than it is at times when other investors may wish to withdraw all or part of their interests.
In addition, a consequence of any withdrawal of a significant amount, including by an affiliate, is that investors remaining in the fund will bear a proportionately higher share of fund expenses following the redemption.
PGIM Fixed Income could also face a conflict if the interests of an affiliated investor in a fund it manages diverge from those of the fund or other investors. For example, PGIM Fixed Income affiliates, from time to time, hedge some or all of the risks associated with their investments in certain funds PGIM Fixed Income manages. PGIM Fixed Income may provide assistance in connection with this hedging activity.
PGIM Fixed Income believes that these conflicts are mitigated by its allocation policies and procedures, its supervisory review of accounts and its procedures with respect to side-by-side management of long only and long/short accounts.
Conflicts Arising Out of Legal Restrictions.
PGIM Fixed Income may be restricted by law, regulation, contract or other constraints as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of its relationship with Prudential Financial and other affiliates. For example, PGIM Fixed Income does not purchase securities issued by Prudential Financial or other affiliates for client accounts.
PGIM Fixed Income’s holdings of a security on behalf of its clients are required, under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. Prudential Financial tracks these aggregated holdings and PGIM Fixed Income may restrict purchases, sell existing positions, or otherwise restrict, forgo, or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Fixed Income or Prudential Financial if such thresholds are exceeded.
In addition, PGIM Fixed Income could receive material, non-public information with respect to a particular issuer and, as a result, be unable to execute transactions in securities of that issuer for its clients. This information can be received voluntarily or involuntarily and under varying circumstances, including, upon execution of a non-disclosure agreement, as a result of serving on the board of directors of a company, or serving on an ad hoc or official creditors' committee. In some instances, PGIM Fixed Income may create an isolated information barrier around a small number of its employees so that material, non-public information received by such employees is not attributed to the rest of PGIM Fixed Income. PGIM Fixed Income faces conflicts of interest in determining whether to accept material, non-public information. For example, PGIM Fixed Income may, with respect to the management of investments in certain loans for clients, seek to retain the ability to purchase and sell other securities in the borrower’s capital structure by remaining “public” on the loan. In such cases, PGIM Fixed Income will seek to avoid receiving material, non-public information about the borrowers to which an account may lend (through assignments, participations or otherwise), which may place an account at an information disadvantage relative to other lenders. Conversely, PGIM Fixed Income may choose to receive material, non-public information about borrowers for its clients that invest in bank loans, which will restrict its ability to trade in other securities of the borrowers for its clients that invest in corporate bonds.
Conflicts Related to Investment Consultants

Many of PGIM Fixed Income’s clients and prospective clients retain investment consultants (including discretionary investment managers and OCIO providers) to advise them on the selection and review of investment managers (including with respect to the selection of investment funds). PGIM Fixed Income has dealings with these investment consultants in their roles as discretionary managers or non-discretionary advisers to their clients. PGIM Fixed Income also has independent business relationships with investment consultants.
PGIM Fixed Income provides investment consultants with information about accounts that it manages for the consultant’s clients (and similarly, PGIM Fixed Income provides information about funds in which such clients are invested), in each case pursuant to authorization from the clients. PGIM Fixed Income also provides information regarding its investment strategies to investment consultants, who use that information in connection with searches that they conduct for their clients. PGIM Fixed Income often responds to requests for proposals in connection with those searches.
Other interactions PGIM Fixed Income has with investment consultants include the following:
it serves as investment adviser for the proprietary accounts of investment consultants and/or their affiliates, and as adviser or subadviser to funds offered by investment consultants and/or their affiliates;
it invites investment consultants to events or other entertainment hosted by PGIM Fixed Income;
it purchases software applications, market data, access to databases, technology services and other products or services from certain investment consultants; and
it may pay for the opportunity to participate in conferences organized by investment consultants.
PGIM Fixed Income will provide clients with information about its relationship with the client’s investment consultant upon request. In general, PGIM Fixed Income relies on the investment consultant to make the appropriate disclosure to its clients of any conflict that the investment consultant believes to exist due to its business relationships with PGIM Fixed Income.
A client’s relationship with an investment consultant may result in restrictions in the eligible securities or trading counterparties for the client’s account. For example, accounts of certain clients (including clients that are subject to ERISA) may be restricted from investing in securities issued by the client’s consultant or its affiliates and from trading with, or participating in transactions involving, counterparties that are affiliated with the investment consultant. In some cases, these restrictions could have a material impact on account performance.
Conflicts Related to Service Providers
PGIM Fixed Income retains third party advisors and other service providers to provide various services for PGIM Fixed Income as well as for funds that PGIM Fixed Income manages or subadvises. A service provider may provide services to PGIM Fixed Income or one of PGIM Fixed Income’s funds while also providing services to other PGIM units, other PGIM-advised funds, or affiliates of PGIM, and may negotiate rates in the context of the overall relationship. PGIM Fixed Income may benefit from negotiated fee rates offered to its funds and vice versa. There is no assurance, however, that PGIM Fixed Income will be able to obtain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that PGIM Fixed Income will know of such negotiated fee rates.
Conflicts Related to Securities Holdings and Other Financial Interests
■	Prudential Financial, PICA, PGIM Fixed Income and other affiliates of PGIM at times have financial interests in, or relationships with, companies whose securities or related instruments PGIM Fixed Income holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Fixed Income or to the Prudential enterprise. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Fixed Income on behalf of PGIM Fixed Income’s client accounts. For example:
■	PGIM Fixed Income invests in the securities of one or more clients for the accounts of other clients.
■	PGIM Fixed Income’s affiliates sell various products and/or services to certain companies whose securities PGIM Fixed Income purchases and sells for PGIM Fixed Income clients.
■	PGIM Fixed Income invests in the debt securities of companies whose equity is held by its affiliates.
■	PGIM Fixed Income’s affiliates hold public and private debt and equity securities of a large number of issuers and may invest in some of the same issuers for other client accounts but at different levels in the capital structure. For example:
■	Affiliated accounts can hold the senior debt of an issuer whose subordinated debt is held by PGIM Fixed Income’s clients or hold secured debt of an issuer whose public unsecured debt is held in client accounts. See “Investment at different levels of an issuer’s capital structure” above for additional information regarding conflicts of interest resulting from investment at different levels of an issuer’s capital structure.

■	To the extent permitted by applicable law, PGIM Fixed Income may also invest client assets in offerings of securities the proceeds of which are used to repay debt obligations held in affiliated accounts or other client accounts. PGIM Fixed Income’s interest in having the debt repaid creates a conflict of interest. PGIM Fixed Income has adopted a refinancing policy to address this conflict.
■	Certain of PGIM Fixed Income’s affiliates (as well as directors or officers of its affiliates) are officers or directors of issuers in which PGIM Fixed Income invests from time to time. These issuers may also be service providers to PGIM Fixed Income or its affiliates.
■	In addition, PGIM Fixed Income may invest client assets in securities backed by commercial mortgage loans that were originated or are serviced by an affiliate.
■	In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Fixed Income makes investment decisions for each client independently considering the best economic interests of such client.
■	Conflicts Related to the Offer and Sale of Securities. Certain of PGIM Fixed Income’s employees may offer and sell securities of, and interests in, commingled funds that it manages or subadvises. There is an incentive for PGIM Fixed Income’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to it. In addition, such sales could result in increased compensation to the employee.
■	Conflicts Related to Long-Term Compensation. The performance of some client accounts is not reflected in the calculation of changes in the value of participation interests under PGIM Fixed Income’s long-term incentive plan. This may be because the composite representing the strategy in which the account is managed is not one of the composites included in the calculation or because the account is excluded from a specified composite due to guideline restrictions or other factors. In addition, the performance of only a small number of its investment strategies is covered under PGIM Fixed Income’s targeted long-term incentive plan. As a result of the long-term incentive plan and targeted long-term incentive plan, PGIM Fixed Income’s portfolio managers from time to time have financial interests related to the investment performance of some, but not all, of the accounts they manage. To address potential conflicts related to these financial interests, PGIM Fixed Income has procedures, including trade allocation and supervisory review procedures, designed to confirm that each of its client accounts is managed in a manner that is consistent with PGIM Fixed Income’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. For example, PGIM Fixed Income’s chief investment officer/head reviews performance among similarly managed accounts on a quarterly basis during a series of meetings with the senior portfolio manager and team responsible for the management of each investment strategy. These quarterly investment strategy review meetings are also attended by the head of investment risk management or his designee and a member of the compliance group.
■	Conflicts Related to Trading – Personal Trading by Employees. Personal trading by PGIM Fixed Income employees creates a conflict when they are trading the same securities or types of securities as PGIM Fixed Income trades on behalf of its clients. This conflict is mitigated by PGIM Fixed Income’s personal trading standards and procedures.
■	In general, conflicts related to the securities holdings and financial interests described above are addressed by the fact that PGIM Fixed Income makes investment decisions for each client independently considering the best economic interests of such client
■	Conflicts Related to Valuation and Fees.
■	When client accounts hold illiquid or difficult to value investments, PGIM Fixed Income faces a conflict of interest when making recommendations regarding the value of such investments since its fees are generally based on the value of assets under management. PGIM Fixed Income believes that its valuation policies and procedures mitigate this conflict effectively and enable it to value client assets fairly and in a manner that is consistent with the client’s best interests. In addition, single client account clients often calculate fees based on the valuation of assets provided by their custodian or administrator.
■	Conflicts Related to Securities Lending Fees
■	When PGIM Fixed Income manages a client account and also serves as securities lending agent for the account, it could be considered to have the incentive to invest in securities that would generate higher securities lending returns, but may not otherwise be in the best interest of the client account.
T. Rowe Price Associates, Inc.
T. Rowe Price International Ltd.
T. Rowe Price Japan, Inc.
T. Rowe Price Hong Kong Limited (collectively, T. Rowe Price)
PORTFOLIO MANAGER COMPENSATION STRUCTURE. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors:
Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, and T. Rowe Price International, as appropriate), evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis although tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.
All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group.
This compensation structure is used for all portfolios managed by the portfolio manager.
CONFLICTS OF INTEREST. Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and common trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” above, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the T. Rowe Price Funds. T. Rowe Price manages the Morningstar retirement plan, and acts as subadvisor to two mutual funds offered by Morningstar. In addition, T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.
Since the T. Rowe Price funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more T. Rowe Price funds and other accounts (and vice versa), and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price’s fiduciary duties to all accounts, including the T. Rowe Price funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that such short sale activity is not materially impacting our trade executions and long positions for other clients.
Western Asset Management Company, LLC
Western Asset Management Company Limited – UK
Western Asset Management Company Ltd. – Japan
Western Asset Management Company Pte. Ltd. – Singapore
COMPENSATION.
At Western Asset, one compensation methodology covers all employees, including investment professionals.
Standard compensation includes competitive base salaries, generous employee benefits, incentive bonus and a retirement plan which includes an employer match and discretionary profit sharing. Incentive bonuses are usually distributed in May.

The Firm’s compensation philosophy is to manage fixed costs by paying competitive base salaries, but reward performance through the incentive bonus. A total compensation range for each position within Western Asset is derived from annual market surveys and other relevant compensation-related data that benchmark each role to their job function and peer universe. This method is designed to base the reward for employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Furthermore, the incentive bonus makes up the variable component of total compensation. Additional details regarding the incentive bonus are below:
■	Each employee participates in the annual review process in which a formal performance review is conducted at the end of the year and also a mid-year review is conducted halfway through the fiscal year.
■	The incentive bonus is based on one’s individual contributions to the success of one’s team performance and the Firm. The overall success of the Firm will determine the amount of funds available to distribute for all incentive bonuses.
■	Incentive compensation is the primary focus of management decisions when determining Total Compensation, as base salaries are purely targeting to pay a competitive rate for the role.
■	Western Asset offers long-term incentives (in the form of deferred cash or Legg Mason restricted stock) as part of the discretionary bonus for eligible employees. The eligibility requirements are discretionary and the plan participants include all investment professionals, sales and relationship management professionals and senior managers. The purpose of the plan is to retain key employees by allowing them to participate in the plans where the awards are denominated in the form of Legg Mason restricted stock or are invested into a variety of Western Asset and Legg Mason funds. These contributions plus the investment gains are paid to the employee if he/she remains employed and in good standing with Western Asset until the discretionary contributions become vested. Discretionary contributions made to the Plan will be placed in a special trust that restricts management's use of and access to the money.
■	Under limited circumstances, employees may be paid additional incentives in recognition of outstanding performance or as a retention tool. These incentives may include Legg Mason stock options.
For portfolio managers, the formal review process also includes the use of a Balanced Scorecard to measure performance. The Balanced Scorecard includes one-, three-, and five-year investment performance, monitoring of risk, (portfolio dispersion and tracking error), client support activities, adherence to client portfolio objectives and guidelines, and certain financial measures (assets under management and revenue trends). In reviewing investment performance, one-, three-, and five-year annualized returns are measured against appropriate market peer groups and to each fund's benchmark index. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by the review process.
CONFLICTS OF INTEREST.
Western Asset has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.
It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.
With respect to securities transactions, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western Asset’s team approach to portfolio management and block trading approach works to limit this potential risk.

The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.
Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal & Compliance Department and monitored through the Firm’s compliance monitoring program.
Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SOC 1/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.
OTHER SERVICE PROVIDERS
CUSTODIAN. The Bank of New York Mellon Corp., 225 Liberty Street, New York, New York 10286, serves as Custodian for the Trust's portfolio securities and cash, and in that capacity, maintains certain financial accounting books and records pursuant to an agreement with the Trust. Subcustodians provide custodial services for any foreign assets held outside the United States.
TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT. Prudential Mutual Fund Services LLC (PMFS), 655 Broad Street, Newark, New Jersey 07102, serves as the transfer and dividend disbursing agent of the Trust. PMFS is an affiliate of PGIM Investments. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, PMFS receives compensation from the Trust and is reimbursed for its transfer agent expenses which include an annual fee per shareholder account, a monthly inactive account fee per shareholder account and its out-of-pocket expenses; including but not limited to postage, stationery, printing, allocable communication expenses and other costs.
BNY Mellon Asset Servicing (US) Inc. (BNYAS) serves as sub-transfer agent to the Trust. PMFS has contracted with BNYAS, 301 Bellevue Parkway, Wilmington, Delaware 19809, to provide certain administrative functions to the Transfer Agent. PMFS will compensate BNYAS for such services.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [_______], served as the Trust's independent registered public accounting firm for the five fiscal years ended December 31, 2018, and in that capacity will audit the annual financial statements for the Trust for the next fiscal year.
SECURITIES LENDING AGENT. Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (GSAL), serves as the securities lending agent for the Trust, and in that role administers the Portfolios’ securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Trust on behalf of each Portfolio and GSAL.
As securities lending agent, GSAL is responsible for marketing to approved borrowers available securities from each Portfolio’s portfolio. GSAL is responsible for the administration and management of each Portfolio’s securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Portfolio’s custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers in accordance with each Portfolio’s investment guidelines.
GSAL receives as compensation for its services a portion of the amount earned by each Portfolio for lending securities.
Because the Portfolios are new, it has not paid GSAL any amount as securities lending agent for the Portfolios, and GSAL has not provided any securities lending service to the Portfolios.
DISTRIBUTOR. The Trust has distribution arrangements with PAD, pursuant to which PAD serves as the distributor for the shares of each Portfolio. PAD is an affiliate of the Manager.

The Trust’s distribution agreement with respect to the Trust and the Portfolios (Distribution Agreement) has been approved by the Board, including a majority of the Independent Trustees, with respect to each Portfolio. The Distribution Agreement will remain in effect from year to year provided that the Distribution Agreement’s continuance is approved annually by (i) a majority of the Independent Trustees who are not parties to the agreement and, if applicable, who have no direct or indirect financial interest in the operation of the Shareholder Services and Distribution Plan (the 12b-1 Plan) or any such related agreement, by a vote cast in person at a meeting called for the purpose of voting on such Agreements and (ii) either by a vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust, as applicable.
The Trust has adopted the 12b-1 Plan in the manner prescribed under Rule 12b-1 under the 1940 Act for certain portfolios of the Trust not covered by this SAI. Under the 12b-1 Plan, the covered portfolios are authorized to pay PAD an annual shareholder services and distribution fee of 0.25% of each covered portfolio’s average daily net assets.
PORTFOLIO TRANSACTIONS & BROKERAGE
The Trust has adopted a policy pursuant to which the Trust and its Manager, Subadvisers, and principal underwriter are prohibited from directly or indirectly compensating a broker-dealer for promoting or selling Trust shares by directing brokerage transactions to that broker. The Trust has adopted procedures for the purpose of deterring and detecting any violations of the policy. The policy permits the Trust, the Manager, and the Subadvisers to use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interest of the Trust and is not influenced by considerations about the sale of Portfolio shares.
The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Trust, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. On a national securities exchange, broker-dealers may receive negotiated brokerage commissions on Trust portfolio transactions, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On a foreign securities exchange, commissions may be fixed. For purposes of this section, the term “Manager” includes the investment subadvisers. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable laws, affiliates of the Manager and/or subadvisers (an affiliated broker). Brokerage commissions on US securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.
In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and US government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Trust will not deal with an affiliated broker in any transaction in which an affiliated broker acts as principal except in accordance with the rules of the SEC.
In placing orders for portfolio securities of the Trust, the Manager's overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Manager seeks to effect such transaction at a price and commission that provides the most favorable total cost of proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Trust may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.
Unless prohibited by applicable law, such as the European Union’s Market in Financial Instruments Directive (“MiFID II”), when the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research-related products and/or services, such as research reports, research compilations, statistical and economic data, computer data bases, quotation equipment and services, research-oriented computer software, hardware and services, reports concerning the performance of accounts, valuations of securities, investment related periodicals, investment seminars and other economic services and consultations. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with the Trust. The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provide a benefit to the Trust and its other clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.
Under MiFID II, which became effective January 3, 2018, investment managers that are regulated under MiFID II, including certain investment managers, are no longer able to use soft dollars to pay for research from brokers. Investment managers that are regulated under MiFID II are required to either pay for research out of their own resources or agree with clients to have research costs paid by clients through “research payment accounts” that are funded out of execution commissions or by a specific client research charge, provided that the payments for research are unbundled from the payments for execution. MiFID II is expected to limit the ability of certain investment managers to pay for research using soft dollars in various circumstances. MiFID II’s research requirements present various compliance and operational considerations for investment managers and broker-dealers serving clients in both the United States and the European Union, and the Manager have adopted a variety of approaches to complying with the MiFID II requirements.
When the Manager deems the purchase or sale of equities to be in the best interests of the Trust or its other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Trust's Board. Portfolio securities may not be purchased from any underwriting or selling syndicate of which any affiliated broker, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the SEC. This limitation, in the opinion of the Trust, will not significantly affect the Trust's ability to pursue its present investment objective. However, in the future in other circumstances, the Trust may be at a disadvantage because of this limitation in comparison to other Trusts with similar objectives but not subject to such limitations.
Subject to the above considerations, an affiliated broker may act as a broker or futures commission merchant for the Trust. In order for an affiliated broker to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the affiliated broker (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11 (a) of the 1934 Act, an affiliated broker may not retain compensation for effecting transactions on a national securities exchange for the Trust unless the Trust has expressly authorized the retention of such compensation. The affiliated broker must furnish to the Trust at least annually a statement setting forth the total amount of all compensation retained by it from transactions effected for the Trust during the applicable period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed upon the broker by applicable law. Transactions in options by the Trust will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Trust may write or hold may be affected by options written or held by the Manager and other investment advisory clients of the Manager. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
The Portfolio participates in a voluntary commission recapture program available through Russell Implementation Services, Inc. (Russell). Subadvisers that choose to participate in the program retains the responsibility to seek best execution and are under no obligation to place any specific trades with a broker available through the program (each, a designated broker). A portion of commissions on trades executed through designated brokers is rebated to a Portfolio as a credit that can be used by the Portfolio to pay expenses of the Portfolio. Because the Portfolio had not commenced operations prior to the date of this SAI, no information concerning the brokerage commission paid by the Portfolio is included herein.
ADDITIONAL INFORMATION
TRUST HISTORY. The Trust is a managed, open-end investment company organized as a Massachusetts business trust, the separate Portfolios of which are diversified, unless otherwise indicated. Formerly, the Trust was known as the Henderson International Growth Fund, which consisted of only one Portfolio (The Henderson International Growth Fund is currently known as the AST J.P. Morgan International Equity Portfolio (formerly known as the AST Strong International Equity Portfolio, the AST AIM International Equity Portfolio, the AST Putnam International Equity Portfolio and the Seligman Henderson International Equity Portfolio)).The investment manager was Henderson International, Inc. Shareholders of what was, at the time, the Henderson International Growth Fund, approved certain changes at a meeting held April 17, 1992. These changes included engagement of a new investment manager, engagement of a subadviser and election of new trustees. Subsequent to that meeting, the new trustees adopted a number of resolutions, including, but not limited to, resolutions renaming the Trust. Since that time the Trustees have adopted a number of resolutions, including, but not limited to, making new Portfolios available and adopting forms of investment management agreements and subadvisory agreements between the investment managers and the Trust and the investment managers and each subadviser, respectively.
Effective as of May 1, 2007, the Trust changed its name from American Skandia Trust to Advanced Series Trust.
If approved by the Trustees, the Trust may add more Portfolios and may cease to offer any existing Portfolios in the future.
DESCRIPTION OF SHARES AND ORGANIZATION. As of the date of this SAI, the beneficial interest in the Trust is divided into 89 separate Portfolios, each offering one class of shares.
The Trust's Second Amended and Restated Declaration of Trust, dated December 1, 2005, which governs certain Trust matters, permits the Trust's Board to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share. Each share entitles the holder to one vote for the election of Trustees and on all other matters that are not specific to one class of shares, and to participate equally in dividends, distributions of capital gains and net assets of each applicable Portfolio. Only shareholders of shares of a specific Portfolio may vote on matters specific to that Portfolio. Shares of one class may not bear the same economic relationship to the Trust as shares of another class. In the event of dissolution or liquidation, holders of shares of a Portfolio will receive pro rata, subject to the rights of creditors, the proceeds of the sale of the assets held in such Portfolio less the liabilities attributable to such Portfolio. Shareholders of a Portfolio will not be liable for the expenses, obligations or debts of another Portfolio.
No preemptive or conversion rights apply to any of the Trust's shares. The Trust's shares, when issued, will be fully paid, non-assessable and transferable. The Trustees may at any time create additional series of shares without shareholder approval.
Generally, there will not be annual meetings of shareholders of any Portfolio of the Trust. A Trustee may, in accordance with certain rules of the SEC, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Trust's custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a Trustee(s) when requested to do so in writing by record holders of not less than 10% of the outstanding shares. Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request.
Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders. The Declaration of Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder of the Trust held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations wherein the complaining party was held not to be bound by the disclaimer.
The Declaration of Trust further provides that the Trustees will have no personal liability to any person in connection with the Trust property or affairs of the Trust except for that arising from his bad faith, willful misfeasance, gross negligence or reckless disregard of his duty to that person. All persons must look solely to the Trust property for satisfaction of claims of any nature arising in connection with the Trust's affairs. In general, the Declaration of Trust provides for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which the Trustee or officer acted in bad faith, or with willful misfeasance, gross negligence or reckless disregard of his duties.
From time to time, Prudential Financial, Inc. and/or its insurance company affiliates have purchased shares of the Trust to provide initial capital and to enable the Portfolios to avoid unrealistically poor investment performance that might otherwise result because the amounts available for investment are too small. Prudential will not redeem any of its shares until a Portfolio is large enough so that redemption will not have an adverse effect upon investment performance. Prudential will vote its shares in the same manner and in the same proportion as the shares held by the separate accounts that invest in the Trust, which in turn, are generally voted in accordance with instructions from Contract owners.

PRINCIPAL SHAREHOLDERS
To the knowledge of the Trust, the following persons/entities owned beneficially or of record 5% or more of any class of a Portfolio’s outstanding shares or 25% or more of a Portfolio’s outstanding shares as of [XX]. As of [XX], the Trustees and Officers of the Trust, as a group, owned less than 1% of each class of a Portfolio’s outstanding shares of beneficial interest of the Trust.
As of [XX], there were no outstanding shares of each Portfolio. As a result, as of the date of this SAI, no person owned beneficially more than 5% of any class of each Portfolio’s outstanding shares.
The Participating Insurance Companies are not obligated to continue to invest in shares of the Portfolios under all circumstances. Variable annuity and variable life insurance policy holders should refer to the prospectuses for such products for a description of the circumstances in which such a change might occur.
FINANCIAL STATEMENTS
Because the Portfolios have not yet commenced operations, no financial information is available. When available, the Trust’s Annual and Semi-Annual Reports will be available upon request and without charge

PART II
INVESTMENT RISKS & CONSIDERATIONS
Set forth below are descriptions of some of the types of investments and investment strategies that a Portfolio may use, and the risks and considerations associated with those investments and investment strategies. A Portfolio may invest in the types of investments and investment strategies that are consistent with its investment objective, policies and any limitations described in the prospectus and in the SAI.
ASSET-BACKED SECURITIES. Certain Portfolios may invest in asset-backed securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.
Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.
Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.
Credit-Related Asset-Backed Securities. This type of asset-backed security is collateralized by a basket of underlying corporate bonds or other securities, including junk bonds. Unlike the traditional asset-backed securities described above, these asset-backed securities often do have the benefit of a security interest or ownership interest in the related collateral. With a credit-related asset-backed security, the underlying bonds have the risk of being prepaid prior to maturity. Although generally not pre-payable at any time, some of the underlying bonds may have call options, while others may have maturity dates that are earlier than the asset-backed security itself. As with traditional asset-backed securities described above, the Portfolio bears the risk of loss of the resulting increase or decrease in yield to maturity after a prepayment of an underlying bond. However, the primary risk associated with credit-related asset-backed securities is the potential loss of principal associated with losses on the underlying bonds.
Collateralized Loan Obligations (CLOs). This type of asset-backed security is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, as well as loans rated below investment grade or equivalent unrated loans. The risks of an investment in a CLO depend largely on the quality of the underlying loans and may be classified by the Portfolio as illiquid investments.
For credit-related asset-backed securities and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, other tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to particular underlying assets as a class.
BORROWING AND LEVERAGE. A Portfolio may borrow up to 33 1⁄3% of the value of its total assets (calculated at the time of the borrowing). The Portfolio may pledge up to 33 1⁄3% of its total assets to secure these borrowings. If a Portfolio's asset coverage for borrowings falls below 300%, the Portfolio will take prompt action to reduce its borrowings. If a Portfolio borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Portfolio, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. This is the speculative factor known as “leverage.”

A Portfolio may borrow from time to time, at the investment subadviser's discretion, to take advantage of investment opportunities, when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the subadviser's opinion, unusual market conditions otherwise make it advantageous for the Portfolio to increase its investment capacity. A Portfolio will only borrow when there is an expectation that it will benefit a Portfolio after taking into account considerations such as interest income and possible losses upon liquidation. Borrowing by a Portfolio creates an opportunity for increased net income but, at the same time, creates risks, including the risks associated with leveraging such as the risks that leverage may exaggerate changes in the net asset value of Portfolio shares and in the yield on a Portfolio. A Portfolio may borrow through forward rolls, dollar rolls or reverse repurchase agreements, although no Portfolio currently has any intention of doing so, except for portfolios managed by Wellington Management.
CONVERTIBLE SECURITIES. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.
In analyzing convertible securities, the subadviser(s) will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Portfolio are denominated in US dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, a Portfolio is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of such fluctuations.
Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.
To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.
Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a Cash-Settled Convertible), (ii) a combination of separate securities chosen by the subadviser(s) in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a Manufactured Convertible) or (iii) a synthetic security manufactured by another party.
Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the subadviser(s) by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (fixed income component) or a right to acquire equity securities (convertibility component). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (equity features) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the subadviser(s) may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The subadviser(s) may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the subadviser(s) believe such a Manufactured Convertible would better promote a Portfolio's objective than alternate investments. For example, the subadviser(s) may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Portfolio's credit exposure, or with a US Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, a Portfolio may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Portfolio created a Manufactured Convertible by combining a short-term US Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.
CORPORATE LOANS. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rate of US banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Portfolio may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a “syndicate.” The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Portfolio may not recover its investment, or there might be a delay in the Portfolio's recovery. By investing in a corporate loan, a Portfolio becomes a member of the syndicate.
As in the case of junk bonds, the corporate loans in which a Portfolio may invest can be expected to provide higher yields than higher-rated fixed income securities but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between corporate loans and junk bonds. Corporate loans are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of corporate loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give corporate loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the corporate loans will be repaid in full. Corporate loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the Prime Rate of a US bank, or that may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of LIBOR. Consequently, the value of corporate loans held by a Portfolio may be expected to fluctuate significantly less than the value of fixed rate junk bond instruments as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for corporate loans is not as well developed as the secondary dealer market for junk bonds, and therefore presents increased market risk relating to liquidity and pricing concerns.
A Portfolio may acquire interests in corporate loans by means of a novation, assignment or participation. In a novation, a Portfolio would succeed to all the rights and obligations of the assigning institution and become a contracting party under the credit agreement with respect to the debt obligation. As an alternative, a Portfolio may purchase an assignment, in which case the Portfolio may be required to rely on the assigning institution to demand payment and enforce its rights against the borrower but would otherwise typically be entitled to all of such assigning institution's rights under the credit agreement. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution selling the participation interest and not with the borrower. In purchasing a loan participation, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.
CYBER SECURITY AND OPERATIONAL RISK. With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, each Portfolio and its service providers is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches, whether deliberate or unintentional, arising from a Portfolios’ third-party service providers (e.g., custodians, financial intermediaries, transfer agents), subadvisers, shareholder usage of unsecure systems to access personal accounts, as well as breaches suffered by the issuers of securities in which the Portfolios invests, may cause significant disruptions in the business operations of the Portfolios. Potential impacts may include, but are not limited to, potential financial losses for the Portfolios and the issuers’ securities, the inability of shareholders to conduct transactions with the Portfolios, an inability of the Portfolios to calculate net asset value (NAV), and disclosures of personal or confidential shareholder information.
In addition to direct impacts on Portfolio shareholders, cyber security failures by a Portfolio and/or its service providers and others may result in regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs to the Portfolios, and reputational damage. The Portfolios may incur reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. The Portfolios may also incur considerable expenses in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although the Portfolios and its service providers and subadvisers may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Portfolios cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the subadvisers, and the issuers in which a Portfolios invests.
A Portfolio’s investments or its service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures as well as other technological issues may adversely affect the Portfolios’ ability to calculate their NAVs in a timely manner, including over a potentially extended period. Although the Portfolios attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Portfolio and its shareholders could be negatively impacted as a result.
DEBT SECURITIES. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Portfolio's investment in that issuer. Credit risk is reduced to the extent a Portfolio limits its debt investments to US Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
DEPOSITARY RECEIPTS. A Portfolio may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (ADRs) and American Depositary Shares (ADSs) are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (GDRs) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs and ADSs, in registered form, are designed for use in the US securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Portfolio may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into or for which they may be converted or exchanged, as well as the risks associated with foreign investments.
DERIVATIVES. A Portfolio may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Portfolio to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Each Portfolio may use derivatives for hedging purposes. A Portfolio may also use derivatives to seek to enhance returns. The use of a derivative is speculative if the Portfolio is primarily seeking to achieve gains, rather than offset the risk of other positions. When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. No Portfolio may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.
The use of derivative instruments involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets or references. The use of derivative instruments is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio manager is incorrect in the forecasts of security or market values, interest rates or currency exchange rates, as applicable, the investment performance of a Portfolio would be less favorable than it would have been if derivative instruments were not used. Potential losses from certain derivative instruments are unlimited. Derivative instruments can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative instrument held by a Portfolio for hedging purposes may not correlate with the Portfolio’s investments which are intended to be hedged, which could impact Portfolio performance. A Portfolio may choose not to invest in derivative instruments because of their cost, limited availability or other reasons.
EXCHANGE-TRADED FUNDS. A Portfolio may invest in Exchange-Traded Funds (ETFs). ETFs, which may be unit investment trusts or mutual funds, and typically hold portfolios of securities designed to track the performance of various broad securities indexes or sectors of such indexes. ETFs provide another means, in addition to futures and options on indexes, of including stock index exposure in these Portfolios' investment strategies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such ETF. In addition, an investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies.

FUND OF FUNDS. A Portfolio that is structured as a “fund of funds” invests primarily in a combination of underlying investment companies which we refer to as “Underlying Portfolios.” In addition to the risks associated with the investment in the Underlying Portfolios, these Portfolios are subject to the following risks:
■ To the extent that a Portfolio concentrates its assets among Underlying Portfolios that invest principally in one or several asset classes, a Portfolio may from time to time underperform mutual funds exposed primarily to other asset classes. For example, a Portfolio may be overweighed in the equity asset class when the stock market is falling and the fixed income market is rising. Likewise, a Portfolio may be overweighted in the fixed income asset class when the fixed income market is falling and the stock market is rising.The ability of a Portfolio to achieve its investment objective depends on the ability of the selected Underlying Portfolios to achieve their investment objectives. There is a risk that the selected Underlying Portfolios will underperform relevant markets, relevant indices, or other portfolios with similar investment objectives and strategies.A Portfolio may incur its pro rata share of the expenses of an Underlying Portfolio in which the Portfolio invests, such as investment advisory and other management expenses, and shareholders incur the operating expenses of these Underlying Portfolios.The performance of a Portfolio may be affected by large purchases and redemptions of Underlying Portfolio shares. For example, large purchases and redemptions may cause an Underlying Portfolio to hold a greater percentage of its assets in cash than other portfolios pursuing similar strategies, and large redemptions may cause an Underlying Portfolio to sell assets at inopportune times. Underlying Portfolios that have experienced significant redemptions may, as a result, have higher expense ratios than other portfolios pursuing similar strategies. The Manager and a Portfolio’s subadviser(s) seek to minimize the impact of large purchases and redemptions of Underlying Portfolio shares, but their abilities to do so may be limited.There is a potential conflict of interest between a Portfolio and its Manager and a Portfolio’s subadviser(s). Because the amount of the investment management fees to be retained by the Manager and their affiliates may differ depending upon which Underlying Portfolios are used in connection with a Portfolio, there is a potential conflict of interest for the Manager and a Portfolio’s subadviser(s) in selecting the Underlying Portfolios. In addition, the Manager and a Portfolio’s subadviser(s) may have an incentive to take into account the effect on an Underlying Portfolio in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Portfolio. Although the Manager and a Portfolio’s subadviser(s) take steps to address the potential conflicts of interest, it is possible that the potential conflicts could impact the Portfolios.
HEDGING. Hedging is a strategy in which a derivative or security is used to offset the risks associated with other Portfolio holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Portfolio, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to hedge effectively its portfolio. There is also a risk of loss by the Portfolio of margin deposits or collateral in the event of bankruptcy of a broker with whom the Portfolio has an open position in an option, a futures contract or a related option. There can be no assurance that a Portfolio's hedging strategies will be effective or that hedging transactions will be available to a Portfolio. No Portfolio is required to engage in hedging transactions and each Portfolio may choose not to do so.
INDEXED AND INVERSE SECURITIES. A Portfolio may invest in securities the potential return of which is based on an index or interest rate. As an illustration, a Portfolio may invest in a security whose value is based on changes in a specific index or that pays interest based on the current value of an interest rate index, such as the prime rate. A Portfolio may also invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, certain Portfolios may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate). For example, a Portfolio may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If a Portfolio invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities may involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. A Portfolio may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. (Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, a Portfolio may be required to pay substantial additional margin to maintain the position.)
INFLATION-PROTECTED SECURITIES. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, a Portfolio may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested.
INITIAL PUBLIC OFFERINGS. Each Portfolio may invest in initial public offerings (IPOs). An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, younger companies seeking capital to expand, but can also be done by large privately owned companies looking to become publicly traded.
In an IPO, the issuer obtains the assistance of an underwriting firm, which helps it determine what type of security to issue (common or preferred), best offering price and time to bring it to market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Portfolio may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.
Investing in IPOs entails risks. Importantly, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. It is difficult to predict what the stock will do on its initial day of trading and in the near future since there is often little historical data with which to analyze the company. Also, most IPOs are of companies going through a transitory growth period, and they are therefore subject to additional uncertainty regarding their future value.
PARTICIPATION NOTES. Participation Notes (P-Notes) are a type of equity-linked derivative which generally are traded over-the-counter. Even though a P-Note is intended to reflect the performance of the underlying equity securities, the performance of a P-Note will not replicate exactly the performance of the issuers or markets that the P-Note seeks to replicate due to transaction costs and other expenses. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities. In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with a Portfolio.
SWAP AGREEMENTS. Certain Portfolios may enter into swap transactions, including but not limited to, interest rate, index, credit default, total return and, to the extent that it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. In addition, certain portfolios may enter into options on swap agreements (swap options). These swap transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return.
Swap agreements are two party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on or calculated with respect to particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index or other investments or instruments.
Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the net amount). The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets.
To the extent that a Portfolio enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Portfolio's obligations, if any, with respect to such swaps, accrued on a daily basis. Inasmuch as segregated accounts are established for these hedging transactions, the investment adviser and the Portfolio believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. Since swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its rights to receive a return on its portfolio securities and its rights and obligations to receive and pay a return pursuant to swaps. The Portfolio will enter into swaps only with parties meeting creditworthiness standards of the investment subadviser. The investment subadviser will monitor the creditworthiness of such parties.
Certain standardized swap transactions are subject to mandatory central clearing and exchange trading. Although central clearing and exchange trading is expected to decrease counterparty risk and increase liquidity compared to bilaterally negotiated swaps, central clearing and exchange trading does not eliminate counterparty risk or illiquidity risk entirely. Depending on the size of a Portfolio and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by the Portfolio to support its obligations under a similar bilateral, uncleared swap. However, certain applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared swaps, which may result in the Portfolio and its counterparties posting higher amounts for uncleared swaps.
CREDIT DEFAULT SWAP AGREEMENTS AND SIMILAR INSTRUMENTS. Certain Portfolios may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Portfolio. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up front or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Portfolio generally receives an up front payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.
Credit default swaps and similar instruments involve greater risks than if a Portfolio had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks. A Portfolio will enter into credit default swap agreements and similar instruments only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the subadviser(s) to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
CREDIT LINKED SECURITIES. Among the income producing securities in which a Portfolio may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such a credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Portfolio may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.
Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive. A Portfolio's investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may be classified as illiquid investments.
TOTAL RETURN SWAP AGREEMENTS. Certain Portfolios may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Portfolio’s portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Total return swap agreements entail the risk that a party will default on its payment obligations to a Portfolio thereunder. Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Generally, the Portfolio will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by a Portfolio. If the total return swap transaction is entered into on other than a net basis, the full amount of a Portfolio's obligations will be accrued on a daily basis, and the full amount of the Portfolio's obligations will be segregated by a Portfolio in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Portfolio initially to make an equivalent direct investment, plus or minus any amount a Portfolio is obligated to pay or is to receive under the total return swap agreement.
Unless otherwise noted, a Portfolio's net obligations in respect of all swap agreements (i.e., the aggregate net amount owed by the Portfolio) is limited to 15% of its net assets. This limitation does not apply to the AST Franklin Templeton K2 Global Absolute Return Portfolio, AST BlackRock Corporate Bond Portfolio, AST PIMCO Corporate Bond Portfolio, AST Prudential Corporate Bond Portfolio, AST T. Rowe Price Corporate Bond Portfolio and AST Western Asset Corporate Bond Portfolio.
NON-STANDARD WARRANTS. From time to time, a Portfolio may use synthetic foreign equity securities derivatives in the form non-standard warrants, often referred to as low exercise price warrants or participatory notes or low exercise price options (LEPOs), to gain indirect exposure to issuers in certain countries, such as India. These securities are issued by banks and other financial institutions. The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. LEPOs entail the same risks as other over-the counter derivatives. These include the risk that the counterparty or issuer of the LEPO may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, while LEPOs may be listed on an exchange, there is no guaranty that a liquid market will exist or that the counterparty or issuer of a LEPO will be willing to repurchase the LEPO when a Portfolio wishes to sell it. A discussion of the risk factors relating to derivatives is set out in the sub-section entitled “Risk Factors in Derivatives”.
OPTIONS ON SECURITIES AND SECURITIES INDEXES. A Portfolio may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an index), such as an index of the price of treasury securities or an index representative of short term interest rates.
Such investments may be made on exchanges and in the over-the-counter (OTC) markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below.
A Portfolio will write only “covered” options. A written option is covered if, so long as a Portfolio is obligated the option, it (1) owns an offsetting position in the underlying security or currency or (2) segregates cash or other liquid assets, in an amount equal to or greater than its obligation under the option.
CALL OPTIONS. A Portfolio may purchase call options on any of the types of securities or instruments in which it may invest. A call option gives a Portfolio the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. A Portfolio also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.
Each Portfolio may only write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which a Portfolio either owns an offsetting position in the underlying security or currency, or the Portfolio segregates cash or other liquid assets in an amount equal to or greater than its obligation under the option. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Portfolio's ability to sell the underlying security will be limited while the option is in effect unless the Portfolio enters into a closing purchase transaction. A closing purchase transaction cancels out a Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

PUT OPTIONS. A Portfolio may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, a Portfolio acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Portfolio's risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Portfolio's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. A Portfolio also may purchase uncovered put options.
Each Portfolio may write (i.e., sell) put options on the types of securities or instruments that may be held by the Portfolio, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. A Portfolio will receive a premium for writing a put option, which increases the Portfolio's return. A Portfolio will not sell puts if, as a result, more than 25% of the Portfolio's net assets would be required to cover its potential obligations under its hedging and other investment transactions. This limitation is not applicable to the AST BlackRock Corporate Bond Portfolio, AST PIMCO Corporate Bond Portfolio, AST Prudential Corporate Bond Portfolio, AST T. Rowe Price Corporate Bond Portfolio and AST Western Asset Corporate Bond Portfolio.
FUTURES. A Portfolio may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Portfolio is required to deposit collateral (margin) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Portfolio will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.
The sale of a futures contract limits a Portfolio's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Portfolio will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.
The purchase of a futures contract may protect a Portfolio from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Portfolio was attempting to identify specific securities in which to invest in a market the Portfolio believes to be attractive. In the event that such securities decline in value or a Portfolio determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Portfolio may realize a loss relating to the futures position.
A Portfolio is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Portfolio entered into futures transactions. A Portfolio may purchase put options or write (i.e., sell) call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Portfolio can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Portfolio intends to purchase.
A Portfolio may only write “covered” put and call options on futures contracts. A Portfolio will be considered “covered” with respect to a call option it writes on a futures contract if the Portfolio owns the assets that are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the “covered” option and having an expiration date not earlier than the expiration date of the “covered” option, or if it segregates for the term of the option cash or other liquid assets equal to the fluctuating value of the optioned future. A Portfolio will be considered “covered” with respect to a put option it writes on a futures contract if it owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the “covered” option, or if it segregates for the term of the option cash or other liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Portfolio with its custodian with respect to such option). There is no limitation on the amount of a Portfolio's assets that can be segregated.
With respect to futures contracts that are not legally required to “cash settle,” a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to “cash settle,” however, a Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the Portfolio's daily marked to market (net) obligation, if any, (in other words, the Portfolio's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the futures contract.
Each Portfolio, except for AST Columbia Adaptive Risk Allocation Portfolio, AST Franklin Templeton K2 Global Absolute Return Portfolio, AST FQ Absolute Return Currency Portfolio, AST Goldman Sachs Global Growth Allocation Portfolio, AST Managed Alternatives Portfolio, AST Morgan Stanley Multi-Asset Portfolio AST Wellington Management Global Bond Portfolio and AST Wellington Management Real Total Return Portfolio has filed a notice of exemption from regulation as a “commodity pool,” and the Manager has filed a notice of exemption from registration as a “commodity pool operator” with respect to each Portfolio, under applicable rules issued by the CFTC under the Commodity Exchange Act (the CEA). In order to continue to claim the “commodity pool” exemption, a Portfolio is limited in its ability to use futures, options and swaps subject to regulation under the CEA for purposes other than bona fide hedging, which is narrowly defined. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish a Portfolio’s positions in such investments may not exceed 5% of the liquidation value of the Portfolio’s assets, or (2) the aggregate net notional value of such instruments may not exceed 100% of the liquidation value of the Portfolio’s assets. In addition to meeting one of the foregoing trading limitations, a Portfolio may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets.
Based on the trading strategies for AST Columbia Adaptive Risk Allocation Portfolio, AST Franklin Templeton K2 Global Absolute Return Portfolio, AST FQ Absolute Return Currency Portfolio, AST Goldman Sachs Global Growth Allocation Portfolio, AST Managed Alternatives Portfolio, AST Morgan Stanley Multi-Asset Portfolio AST Wellington Management Global Bond Portfolio and AST Wellington Management Real Total Return Portfolio, each shall be considered a “commodity pool” and the Manager shall be considered a “commodity pool operator” with respect to the Portfolio under the CEA. Compliance with applicable CFTC disclosure, reporting and recordkeeping regulations may increase the Portfolios’ gross expenses.
FOREIGN EXCHANGE TRANSACTIONS. A Portfolio may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, Currency Instruments) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar, or with respect to certain Portfolios, to seek to enhance returns. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or committed or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Portfolio may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a straddle). By selling such a call option in this illustration, the Portfolio gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. “Straddles” of the type that may be used by a Portfolio are considered to constitute hedging transactions and are consistent with the policies described above.
FORWARD FOREIGN EXCHANGE TRANSACTIONS. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlements. A Portfolio will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or, with respect to certain Portfolios, to seek to enhance returns. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Portfolio has received or anticipates receiving a dividend or distribution. A Portfolio may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Portfolio is denominated or by purchasing a currency in which the Portfolio anticipates acquiring a portfolio position in the near future. A Portfolio may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.
CURRENCY FUTURES. A Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See “Futures” above. Currency futures involve substantial currency risk, and also involve leverage risk.

CURRENCY OPTIONS. A Portfolio may also seek to enhance returns or hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. A Portfolio may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” above and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.
LIMITATIONS ON CURRENCY HEDGING. Most Portfolios will not speculate in Currency Instruments although certain Portfolios may use such instruments to seek to enhance returns. Accordingly, except for portfolios managed by PIMCO and PGIM, a Portfolio will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Portfolio may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). A Portfolio will only enter into a cross-hedge if the Manager believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.
RISK FACTORS IN HEDGING FOREIGN CURRENCY RISKS. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While a Portfolio's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Portfolio's shares, the net asset value of the Portfolio's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Portfolio's hedging strategies will be ineffective. To the extent that a Portfolio hedges against anticipated currency movements that do not occur, the Portfolio may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Portfolio may only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.
In connection with its trading in forward foreign currency contracts, a Portfolio will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, a Portfolio will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Portfolio of any profit potential or force the Portfolio to cover its commitments for resale, if any, at the current market price and could result in a loss to the Portfolio.
It may not be possible for a Portfolio to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Portfolio is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available, and it is not possible to engage in effective foreign currency hedging. The cost to a Portfolio of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and prevailing market conditions. Since foreign currency exchange transactions usually are conducted on a principal basis, no fees or commissions are involved.
RISK FACTORS IN DERIVATIVES. Derivatives are volatile and involve significant risks. In addition to the risks described in the Prospectus, the use of derivatives for hedging purposes involves correlation risk. If the value of the derivative moves more or less than the value of the hedged instruments, a Portfolio will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.
A Portfolio intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Portfolio will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.

FOREIGN INVESTMENT RISKS. Certain Portfolios may invest in foreign equity and/or debt securities. Foreign debt securities include certain foreign bank obligations and US dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.
Foreign Market Risk. Portfolios that may invest in foreign securities offer the potential for more diversification than Portfolios that invest only in the United States because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in US investments that can increase the chances that a Portfolio will lose money. In particular, a Portfolio is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Portfolio to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect securities prices and impair a Portfolio's ability to purchase or sell foreign securities, transfer a Portfolio's assets or income back into the United States, or otherwise adversely affect a Portfolio's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.
Currency Risk and Exchange Risk. Securities in which a Portfolio invests may be denominated or quoted in currencies other than the US dollar. Changes in foreign currency exchange rates will affect the value of a Portfolio's portfolio. Generally, when the US dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer US dollars. Conversely, when the US dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more US dollars. This risk, generally known as “currency risk,” means that a stronger US dollar will reduce returns for US investors, while a weak US dollar will increase those returns.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the US securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as US accounting standards, it may be harder for Portfolio management to completely and accurately determine a company's financial condition.
Certain Risks of Holding Portfolio Assets Outside the United States. A Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Portfolio's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for a Portfolio to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Portfolio can earn on its investments and typically results in a higher operating expense ratio for the Portfolio as compared to investment companies that invest only in the United States.
Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of US investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable to that party for any losses incurred.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, thereby reducing the amount available for distribution to shareholders.
Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Portfolio to potential losses, which exceed the amount originally invested by the Portfolio. When a Portfolio engages in such a transaction, the Portfolio will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Portfolio's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). Such segregation will ensure that a Portfolio has assets available to satisfy its obligations with respect to the transaction, but will not limit the Portfolio's exposure to loss.
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives. Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Portfolio to ascertain a market value for such instruments. A Portfolio will, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Portfolio can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.
Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Portfolio will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions that appear to have substantial capital or that have provided the Portfolio with a third-party guaranty or other credit enhancement.
RECENT EVENTS IN EUROPEAN COUNTRIES. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
On June 23, 2016, the United Kingdom voted via referendum to leave the European Union, a measure commonly referred to as “Brexit.” On March 29, 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU within two years after providing such notice, leading to an official date for Brexit of March 29, 2019. However, on March 29, 2019, the Parliament of the United Kingdom voted down a formal plan whereby the United Kingdom would withdraw from the EU without any agreements in place regarding future dealings between the governments of both parties, as well as their respective businesses. The EU has since granted the United Kingdom an extension to allow it to remain a member of the EU through October 31, 2019, subject to certain conditions (including the United Kingdom’s participation in European parliamentary elections in May 2019), to provide the United Kingdom additional time to further negotiate such agreements with the EU. If such conditions are not met, the United Kingdom will be forced to leave the EU on June 1, 2019, with no agreements in place. Negotiations are ongoing and subject to further developments.
Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU is unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This uncertainty may have an adverse effect on the global economy and on the value of a Portfolio’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates; increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Portfolio is prepared to transact; and/or changes in legal and regulatory regimes to which certain of a Portfolio’s assets are or become subject. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential downgrading of the United Kingdom’s sovereign credit rating, may also have an impact on the performance of a Portfolio’s assets or investments economically tied to the United Kingdom or the EU.

The effects of Brexit will depend, in part, on agreements the United Kingdom negotiates to retain access to EU markets, either during a transitional period or more permanently, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the United Kingdom determines which EU laws to replace or replicate. The extent of the impact of the withdrawal negotiations in the United Kingdom and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of a Portfolio’s investments. Whether or not a Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could result in losses to the Portfolio, as there may be negative effects on the value and liquidity of the Portfolio’s investments and/or the Portfolio's ability to enter into certain transactions.
In addition, the Portfolios’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate (EURIBOR) and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (FCA), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Portfolio’s investments, performance or financial condition. Until then, the Portfolios may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.
In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates and how the calculation of associated spreads (if any) should be adjusted. Additionally, prior to 2021, it is expected that industry trade associations and participants will focus on the transition mechanisms by which the Reference Rates and spreads (if any) in existing contracts or instruments may be amended, whether through market-wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Portfolios. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the United Kingdom or elsewhere. The elimination of a Reference Rate, or any other changes or reforms to the determination or supervision of Reference Rates, could have an adverse impact on the market for, or value of any, securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio, or on its overall financial condition or results of operations. In addition, any substitute Reference Rate, and any pricing adjustments imposed by a regulator or by counterparties or otherwise, may adversely affect a Portfolio’s performance and/or net asset value.
DISTRESSED SECURITIES. A Portfolio may invest in securities, including corporate loans purchased in the secondary market, which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio or are rated in the lower rating categories (Ca or lower by Moody's and CC or lower by S&P or Fitch) or which, if unrated, are in the judgment of the Manager of equivalent quality (Distressed Securities). Investment in Distressed Securities is speculative and involves significant risks. Distressed Securities frequently do not produce income while they are outstanding and may require a Portfolio to bear certain extraordinary expenses in order to protect and recover its investment.
A Portfolio will generally make such investments only when the Manager believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Portfolio will receive new securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a Portfolio makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that a Portfolio will receive any interest payments on the Distressed Securities, the Portfolio will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and the Portfolio may be required to bear certain extraordinary expenses to protect and recover its investment. Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Portfolio, there can be no assurance that the securities or other assets received by a Portfolio in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by a Portfolio upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a Portfolio's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Portfolio may be restricted from disposing of such securities.
ILLIQUID INVESTMENTS. Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that such a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain over-the-counter derivative instruments, and securities and other financial instruments that are not readily marketable, unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board has approved the designation of the Investment Manager to administer the Trust’s liquidity risk management program and related procedures. The 15% limit is applied as of the date a Portfolio purchases an illiquid investment. It is possible that a Portfolio's holding of illiquid investments could exceed the 15% limit as a result of, for example, market developments or redemptions.
Each Portfolio may purchase certain restricted securities that can be resold to institutional investors and which may be classified as illiquid investments pursuant to the Trust’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.
Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Portfolio's assets in illiquid investments may restrict the ability of the Portfolio to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Portfolio's operations require cash, such as when a Portfolio has net redemptions, and could result in the Portfolio borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.
Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Portfolio or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Portfolio may obtain access to material non-public information, which may restrict the Portfolio's ability to conduct transactions in those securities.
INVESTMENT IN EMERGING MARKETS. Certain Portfolios may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market includes, but is not necessarily limited to, any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. In addition, the subadviser has broad discretion to identify or determine those countries that it considers to qualify as emerging markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. Investments in emerging markets may be more susceptible to the risks associated with foreign investments.
Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for a Portfolio. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Portfolio could lose the entire value of its investments in the affected markets. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or US governmental laws or restrictions applicable to such investments, (iv) national policies that may limit a Portfolio’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of a Portfolio’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
Restrictions on Certain Investments. A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil have specifically authorized such Portfolios. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. In accordance with the 1940 Act, a Portfolio may invest up to 10% of its total assets in securities of other investment companies, not more than 5% of which may be invested in any one such company. In addition, under the 1940 Act, a Portfolio may not own more than 3% of the total outstanding voting stock of any investment company. These restrictions on investments in securities of investment companies may limit opportunities for a Portfolio to invest indirectly in certain developing countries. New shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Portfolio acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such other investment companies. See also “Investments in Other Investment Companies.”
Restrictions on Foreign Investments in Asia-Pacific Countries. Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. There can be no assurance that a Portfolio will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to a Portfolio's purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.
The manner in which foreign investors may invest in companies in certain developing Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio. For example, a Portfolio may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Portfolio. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Portfolio of the ability to make its desired investment at that time.
Substantial limitations may exist in certain countries with respect to a Portfolio's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments. For example, in September 1998, Malaysia imposed currency controls that limited a Portfolio's ability to repatriate proceeds of Malaysian investments. It is possible that Malaysia, or certain other countries may impose similar restrictions or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions and other relevant market, trading and investment-specific considerations have the effect of making certain investments illiquid, securities may not be available to meet redemptions. Depending on a variety of financial factors, the percentage of a Portfolio's portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Portfolio's assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of a Portfolio. For example, investments may be withdrawn from the People's Republic of China only in US or Hong Kong dollars and only at an exchange rate established by the government once each week. In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts a Portfolio's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may restrict a Portfolio's investments in certain foreign banks and other financial institutions.
Risk of Investments in the People’s Republic of China (PRC). Certain Portfolios may invest in securities and instruments that are economically tied to the People’s Republic of China (PRC). The risks of investing in foreign securities and emerging market countries apply to investments economically tied to the PRC. In addition, investments economically tied to the PRC are subject to: (i) inefficiencies resulting from erratic growth; (ii) the unavailability of consistently-reliable economic data; (iii) potentially high rates of inflation; (iv) dependence on exports and international trade; (v) relatively high levels of asset price volatility; (vi) small-market capitalization; (vii) less liquidity and limited accessibility by foreign investors; (viii) greater competition from regional economies; (ix) fluctuations in currency exchange rates or currency devaluation by the PRC government or central bank, particularly in light of the relative lack of currency hedging instruments and controls on the ability to exchange local currency for US dollars; (x) the relatively small size and absence of operating history of many Chinese companies; (xi) the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce; (xii) uncertainty and potential changes with respect to the rules and regulations of PRC market access programs through which such investments are made; (xiii) the commitment of the government of the PRC to continue with its economic reforms; and (xiv) the risk that Chinese regulators may suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions, and that such suspensions may be widespread. In addition, there is a lack of clarity in the laws and regulations of the PRC, and a lower level of regulation and enforcement activity in these securities markets relative to more developed international markets.
The PRC is ruled by the Communist Party. Investments in the PRC are subject to risks associated with greater governmental control over, and involvement in, the economy. The PRC manages its currency at artificial levels relative to the US dollar, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which, in turn, can have a disruptive and negative effect on foreign investors. The PRC also may restrict the free conversion of its currency into foreign currencies, including the US dollar. Currency repatriation restrictions may have the effect of making securities and instruments tied to the PRC relatively illiquid, particularly in connection with redemption requests. In addition, the government of the PRC exercises significant control over economic growth through direct and heavy involvement in resource allocation and monetary policy, control over payment of foreign currency-denominated obligations and provision of preferential treatment to particular industries and/or companies. The PRC has historically been prone to natural disasters, such as droughts, floods, earthquakes and tsunamis, and the region’s economy may be affected by such environmental events in the future. A Portfolio’s investment in the PRC is, therefore, subject to the risk of such events.
Risk of Investing through Stock Connect. China A-shares (“A-shares”) are equity securities of companies based in mainland China that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”). Foreign investment in A-shares on the SSE and SZSE has historically not been permitted, other than through a license granted under regulations in the People’s Republic of China (“PRC”) known as the Qualified Foreign Institutional Investor and Renminbi (“RMB”) Qualified Foreign Institutional Investor systems. Each license permits investment in A-shares only up to a specified quota.
Investment in eligible A-shares listed and traded on the SSE is also permitted through the Shanghai-Hong Kong Stock Connect program (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Securities Clearing Company Limited (“HKSCC”), the SSE and China Securities Depository and Clearing Corporation Limited (“CSDCC”) that aims to provide mutual stock market access between the PRC and Hong Kong by permitting investors to trade and settle shares on each market through their local exchanges. Certain Portfolios may invest in A-shares through Stock Connect or on such other stock exchanges in China which participate in Stock Connect from time to time. Under Stock Connect, the Portfolio’s trading of eligible A-shares listed on the SSE would be effectuated through its Hong Kong broker.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect’s Northbound Trading Link is subject to aggregate and daily investment quota limitations that require that buy orders for A-shares be rejected once the remaining balance of the relevant quota drops to zero or the daily quota is exceeded (although the Portfolio will be permitted to sell A-shares regardless of the quota balance). These limitations may restrict the Portfolio from investing in A-shares on a timely basis, which could affect the Portfolio’s ability to effectively pursue its investment strategy. Investment quotas are also subject to change.
Investment in eligible A-shares through Stock Connect is subject to trading, clearance and settlement procedures that could pose risks to the Portfolio. A-shares purchased through Stock Connect generally may not be sold or otherwise transferred other than through Stock Connect in accordance with applicable rules. For example, PRC regulations require that in order for an investor to sell any A-shares on a certain trading day, there must be sufficient A-shares in the investor’s account before the market opens on that day. If there are insufficient A-shares in the investor’s account, the sell order will be rejected by the SSE. The Stock Exchange of Hong Kong (“SEHK”) carries out pre-trade checking on sell orders of certain stocks listed on the SSE market (“SSE Securities”) of its participants (i.e., stock brokers) to ensure that this requirement is satisfied. While shares must be designated as eligible to be traded under Stock Connect, those shares may also lose such designation, and if this occurs, such shares may be sold but cannot be purchased through Stock Connect. In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject the Portfolio to a risk of price fluctuations on days where the Chinese market is open, but Stock Connect is not trading. Moreover, day (turnaround) trading is not permitted on the A-shares market. If an investor buys A-shares on day “T,” the investor will only be able to sell the A-shares on or after day T+1. Further, since all trades of eligible Stock Connect A-shares must be settled in RMB, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.
A-shares held through the nominee structure under Stock Connect will be held through HKSCC as nominee on behalf of investors. The precise nature and rights of the Portfolio as the beneficial owner of the SSE Securities through HKSCC as nominee is not well defined under PRC law. There is lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of the Portfolio under PRC law is also uncertain. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong there is a risk that the SSE Securities may not be regarded as held for the beneficial ownership of the Portfolio or as part of the general assets of HKSCC available for general distribution to its creditors. Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and keeps participants of Central Clearing and Settlement System (“CCASS”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. Investors may only exercise their voting rights by providing their voting instructions to the HKSCC through participants of the CCASS. All voting instructions from CCASS participants will be consolidated by HKSCC, who will then submit a combined single voting instruction to the relevant SSE-listed company.
The Portfolio’s investments through Stock Connect’s Northbound Trading Link are not covered by Hong Kong’s Investor Compensation Portfolio. Hong Kong’s Investor Compensation Portfolio is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. In addition, since the Portfolio is carrying out Northbound trading through securities brokers in Hong Kong but not PRC brokers, it is not protected by the China Securities Investor Protection Portfolio in the PRC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the border of Hong Kong and the PRC. This requires the development of new information technology systems on the part of the SEHK and exchange participants. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted.
Stock Connect launched on November 17, 2014 and is in its initial stages. The current regulations are untested and there is no certainty as to how they will be applied or interpreted going forward. In addition, the current regulations are subject to change and there can be no assurance that Stock Connect will not be discontinued. New regulations may be issued from time to time by the regulators and stock exchanges in PRC and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. The Portfolio may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of PRC and Hong Kong differ significantly and issues may arise based on these differences. In the event that the relevant systems fail to function properly, trading in both markets through Stock Connect could be disrupted and the Portfolio’s ability to achieve its investment objective may be adversely affected. In addition, the Portfolio’s investments in A-shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares obtained through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.
A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, the Portfolio at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market has historically had a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Portfolio. The SSE currently applies a daily price limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily price limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time.

Risk of Investing through CIBM Direct. To the extent permissible by the relevant PRC regulations or authorities, certain Portfolios may also directly invest in permissible products (which include cash bonds) traded on China inter-bank bond market (“CIBM”), in compliance with the relevant rules issued by the People’s Bank of China (“PBOC”, including its Shanghai Head Office) in 2016, including the Announcement 2016 No.3 and its implementing rules (“CIBM Direct Rules”). An onshore trading and settlement agent shall be engaged by the subadviser to make the filing on behalf of the relevant Portfolio and conduct trading and settlement agency services for such Portfolio. PBOC will exercise on-going supervision over the onshore settlement agent and the Portfolios’ trading activity under the CIBM Direct Rules and may take relevant administrative actions, such as suspension of trading and mandatory exit against a Portfolio and/or the subadviser in the event of any noncompliance with the CIBM Direct Rules. The CIBM Direct Rules are very new and have yet to be tested on the market. At this stage the CIBM Direct Rules are still subject to further clarification and/or changes, which may adversely affect the Portfolios’ ability to invest in the CIBM.
Risk of Investing Through Bond Connect. In addition to the risks described under “Foreign Securities” and “Investments in the People’s Republic of China,” there are risks associated with Portfolio investments in Chinese government bonds and other PRC-based debt instruments traded on the CIBM through the Bond Connect program. The Bond Connect refers to the arrangement between Hong Kong and the PRC that enables the PRC and overseas investors to trade various types of debt securities in each other’s bond markets through connection between the relevant respective financial infrastructure institutions. Trading through Bond Connect is subject to a number of restrictions that may affect a Portfolio’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to a Portfolio. Furthermore, securities purchased via Bond Connect will be held on behalf of ultimate investors (such as a Portfolio) via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit maintained with a PRC-based custodian (either the China Central Depository & Clearing Co. (“CCDC”) or the Shanghai Clearing House (“SCH”)). A Portfolio’s ownership interest in Bond Connect securities will not be reflected directly in book entries with CCDC or SCH, and will instead only be reflected on the books of its Hong Kong sub-custodian. This recordkeeping system also subjects a Portfolio to various risks, including the risk that the Portfolio may have a limited ability to enforce its rights as a bondholder, as well as the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested, and courts in the PRC have limited experience in applying the concept of beneficial ownership. As such, a Portfolio may not be able to participate in corporate actions affecting its rights as a bondholder, such as timely payment of distributions, due to time constraints or other operational reasons. Bond Connect trades are settled in RMB, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred, other than through Bond Connect, in accordance with applicable rules.
A primary feature of Bond Connect is the application of the home market’s laws and rules applicable to investors in Chinese fixed-income instruments. Therefore, a Portfolio’s investments in securities via Bond Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. Such securities may lose their eligibility at any time, in which case, they could be sold, but could no longer be purchased through Bond Connect. A Portfolio will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect. Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Portfolio is unable to add to, or exit, its position and, therefore, may limit the Portfolio’s ability to trade when it would be otherwise attractive to do so. Finally, uncertainties in the PRC tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Portfolio. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.
The Bond Connect program is a relatively new program and may be subject to further interpretation and guidance. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading through Bond Connect could be disrupted. There can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program, are uncertain, and they may have a detrimental effect on a Portfolio’s investments and returns.
INVESTMENT IN OTHER INVESTMENT COMPANIES. Each Portfolio may invest in other investment companies, including exchange-traded funds. In accordance with the 1940 Act, a Portfolio may invest up to 10% of its total assets in securities of other investment companies. In addition, under the 1940 Act, a Portfolio may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Portfolio's total assets may be invested in securities of any investment company. (These limits do not restrict a Feeder Fund from investing all of its assets in shares of its Master Portfolio).

Notwithstanding the limits discussed above, a Portfolio may invest in other investment companies without regard to the limits set forth above, provided that the Portfolio complies with Rules 12d1-1, 12d1-2 and 12d1-3 promulgated by the the Securities and Exchange Commission (SEC) under the 1940 Act or otherwise permitted by exemptive order, SEC releases, no-action letters or similar interpretation. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Portfolio acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Portfolio in wholly-owned investment companies created under the laws of certain countries will not be deemed an investment in other investment companies. The underlying investment companies in which the Portfolio invests may not meet their investment objectives.
In December 2018, the SEC issued a proposed rulemaking package related to investments in other investment vehicles that, if adopted, could require the Portfolios to adjust their investments accordingly. These adjustments may have an impact on the Portfolios’ performance and may have negative risk consequences on the investing Portfolios, as well as the underlying investment vehicles.
JUNK BONDS. Junk bonds are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that the subadviser believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Portfolio. The major risks in junk bond investments include the following:
■	Junk bonds are issued by less credit worthy companies. These securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
■	The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing.
■	Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.
■	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Portfolio before it matures. If an issuer redeems the junk bonds, a Portfolio may have to invest the proceeds in bonds with lower yields and may lose income.
■	Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.
■	Junk bonds may be less liquid than higher rated fixed income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Portfolio's portfolio securities than in the case of securities trading in a more liquid market.
■	A Portfolio may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
LIQUIDATION OF PORTFOLIOS. Each Portfolio reserves the right to discontinue offering shares at any time, to merge or reorganize itself, or to cease operations and liquidate at any time.
MONEY MARKET INSTRUMENTS. Certain Portfolios may invest in money market instruments. Money market instruments include cash equivalents and short-term obligations of US banks, certificates of deposit, short-term obligations issued or guaranteed by the US Government or its agencies. Money market instruments also include bankers' acceptances, commercial paper, certificates of deposit and Eurodollar obligations issued or guaranteed by bank holding companies in the US, their subsidiaries and foreign branches, by foreign banking institutions, and by the World Bank and other multinational instrumentalities, as well as commercial paper and other short-term obligations of, and variable amount master demand notes, variable rate notes and similar agreements issued by, US and foreign corporations.
MONEY MARKET FUND REFORM. In July 2014, the SEC adopted amendments to Rule 2a-7 under the 1940 Act. Rule 2a-7 imposes quality, liquidity and other requirements on any registered mutual fund that holds itself out to the public as a money market fund. Compliance with the various provisions of the amendments took effect over the course of 2015 and 2016. The new regulations impact money market funds differently depending upon the types of investors that will be permitted to invest in a fund, and the types of securities in which a fund may invest.
“Retail” money market funds have policies and procedures reasonably designed to limit their beneficial owners to natural persons. All other money market funds are considered to be “institutional” money market funds. Retail and institutional money market funds are further classified by their investments. “Prime” money market funds are permitted to invest primarily in corporate or other non-government securities, “US government” money market funds are required to invest a very high percentage of their assets in US government securities and “municipal” money market funds are required to invest significantly in municipal securities.

Under the revised rule, institutional prime money market funds and institutional municipal money market funds are required to value their portfolio securities using market-based factors, and sell and redeem shares at prices based on a floating net asset value. A floating net asset value is calculated by rounding to the fourth decimal place in the case of a money market fund with a $1.0000 share price. Retail money market funds and institutional US government money market funds are not subject to the floating net asset value requirement.
Under the revised rule, any type of money market fund is permitted to impose a discretionary liquidity fee of up to 2% on redemptions or temporarily suspend redemptions (also known as “gate”) if the money market fund’s weekly liquid assets (as defined in Rule 2a-7) fall below 30% of the fund’s total assets and the money market fund’s board of trustees determines that the fee or gate is in the fund’s best interests. Once imposed, a discretionary liquidity fee or redemption gate will remain in effect until the fund’s board of trustees determines that the fee or gate is no longer in the fund’s best interests or the next business day after the fund’s weekly liquid assets return to 30% of the fund’s total assets, whichever occurs first. Regardless, the redemption gate is required to be lifted no later than the 10th business day after the gate is imposed, and a money market fund may not impose a redemption gate for more than 10 business days in any rolling 90-calendar day period.
Under the revised rule, any type of money market fund (except for US government money market funds) is required to impose a liquidity fee of 1% on all redemptions if the money market fund’s weekly liquid assets (as defined in Rule 2a-7) fall below 10% of the fund’s total assets, unless the fund’s board of trustees determines that the fee is not in the fund’s best interests, or that a lower or higher (up to 2%) liquidity fee is in the fund’s best interests.
Other requirements of the revised rule include enhanced website disclosure obligations, the adoption of a new form for disclosure of certain material events (such as the imposition of liquidity fees or redemption gates), stronger diversification requirements and enhanced stress testing.
Pursuant to investment policy changes approved by the Board, effective September 12, 2016, the Government Money Market Portfolio (formerly known as the AST Money Market Portfolio) is managed as a US government money market fund under Rule 2a-7, which means that it invests at least 99.5% or more of its assets in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or other government securities.  At the election of the Board, the Government Money Market Portfolio is not subject to a liquidity fee and/or a redemption gate on redemptions, which might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.  However, the Board reserves the right, with notice to shareholders, to change the policy with respect to liquidity fees and/or redemption gates, thereby permitting the Portfolio to impose such fees and gates in the future.
MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in fixed income securities and in the real estate industry in general. These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Portfolio. The value of mortgage-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed income securities because of their potential for prepayment without penalty. The price paid by a Portfolio for its mortgage-backed securities, the yield the Portfolio expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Portfolio reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.
To the extent that a Portfolio purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Portfolio buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Portfolio. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.

Most mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Association (Ginnie Mae), or by government sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Principal and interest payments on mortgage-backed securities issued by the Federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. While certain mortgage-related securities receive government or private support, there is no assurance that such support will remain in place in the future. Additionally, mortgage-backed securities issued by government agencies or sponsored enterprises like Freddie Mac or Fannie Mae generally have very little credit risk, but may be subject to substantial interest rate risks. Private mortgage-backed securities are issued by private corporations rather than government agencies and are subject to credit risk and interest rate risk. Some mortgage-backed securities, including those issued by government agencies and government-sponsored enterprises, may be based on pools of loans that are originated by an affiliate of the Manager.
In September 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac under conservatorship and was appointed to manage their daily operations. In addition, the US Treasury entered into stock purchase agreements (SPAs) with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Participation certificates representing interests in mortgages from Freddie Mac’s national portfolio are guaranteed as to the timely payment of interest and principal by Freddie Mac. Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments (that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary).
The FHFA recently announced plans to consider taking Fannie Mae and Freddie Mac out of conservatorship. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the US Treasury would continue to enforce its rights or perform its obligations under the SPAs. It also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of the enterprises will have on their creditworthiness and guarantees of certain mortgage-backed securities. Accordingly, should the FHFA take the enterprises out of conservatorship, there could be an adverse impact on the value of their securities, which could cause a Portfolio to lose value.
MUNICIPAL SECURITIES. Certain Portfolios may, from time to time, invest in municipal bonds including general obligation and revenue bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, whereas revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. A Portfolio may also invest in municipal notes including tax, revenue and bond anticipation notes which are issued to obtain Portfolios for various public purposes.
Municipal securities include notes and bonds issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia, the interest on which is generally eligible for exclusion from federal income tax and, in certain instances, applicable state or local income and personal property taxes. Such securities are traded primarily in the over-the-counter market.
The interest rates payable on certain municipal bonds and municipal notes are not fixed and may fluctuate based upon changes in market rates. Municipal bonds and notes of this type are called “variable rate” obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Portfolio may demand prepayment of the principal amount of the obligation prior to its stated maturity (a demand feature) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate obligations should enhance the ability of a Portfolio to maintain a stable NAV per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation.
Variable or floating rate securities include participation interests therein and inverse floaters. Floating rate securities normally have a rate of interest that is set as a specific percentage of a designated base rate, such as the rate on Treasury Bonds or Bills. The interest rate on floating rate securities changes whenever there is a change in the designated base interest rate. Variable rate securities provide for a specific periodic adjustment in the interest rate based on prevailing market rates and generally would allow a Portfolio to demand payment of the obligation on short notice at par plus accrued interest, which amount may, at times, be more or less than the amount the Portfolio paid for them. Some floating rate and variable rate securities have maturities longer than 397 calendar days but afford the holder the right to demand payment at dates earlier than the final maturity date. Such floating rate and variable rate securities will be treated as having maturities equal to the demand date or the period of adjustment of the interest rate whichever is longer.

An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Generally, income from inverse floating rate bonds will decrease when short-term interest rates increase, and will increase when short-term interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities. While inverse floaters may expose a Portfolio to leverage risk, they do not constitute borrowings for purposes of a Portfolio's restrictions on borrowings. For additional information relating to inverse floaters, please see “Indexed and Inverse Securities.”
Private Investment in Public Equities (PIPEs) Risk. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, a Portfolio may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. A Portfolio may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act of 1933, as amended, the securities are restricted and cannot be immediately resold into the public markets. A Portfolio may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Portfolio to publicly resell its securities. However, the ability of a Portfolio to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Portfolio’s use of the resale registration statement, if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid investments.
REAL ESTATE RELATED SECURITIES. Although no Portfolio may invest directly in real estate, certain Portfolios may invest in equity securities of issuers that are principally engaged in the real estate industry. Therefore, an investment in such a Portfolio is subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage Portfolios or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Portfolio's investments are concentrated geographically, by property type or in certain other respects, the Portfolio may be subject to certain of the foregoing risks to a greater extent. Investments by a Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights. In addition, if a Portfolio receives rental income or income from the disposition of real property acquired as a result of a default on securities the Portfolio owns, the receipt of such income may adversely affect the Portfolio's ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Code.
REAL ESTATE INVESTMENT TRUSTS (REITs). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in certain REITs involves risks similar to those associated with investing in small capitalization companies. These REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as these REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.
REPURCHASE AGREEMENTS. A Portfolio may invest in securities pursuant to repurchase agreements. A Portfolio will enter into repurchase agreements only with parties meeting creditworthiness standards as set forth in the Portfolio's repurchase agreement procedures.
Under such agreements, the other party agrees, upon entering into the contract with a Portfolio, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser.
In the case of a repurchase agreement, as a purchaser, a Portfolio will require all repurchase agreements to be fully collateralized at all times by cash or other liquid assets in an amount at least equal to the resale price. The seller is required to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.
A Portfolio may participate in a joint repurchase agreement account with other investment companies managed by PGIM Investments pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the Portfolio may be aggregated with those of such investment companies and invested in one or more repurchase agreements. Each Portfolio participates in the income earned or accrued in the joint account based on the percentage of its investment.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed-upon future date. The repurchase price consists of the sale price plus an incremental amount reflecting the interest cost to the Portfolio on the proceeds it has received from the initial sale. Reverse repurchase agreements involve the risk that the value of securities that the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Additionally, such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Interest costs on the proceeds received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those proceeds, resulting in reduced returns to shareholders. When a Portfolio enters into a reverse repurchase agreement, it is subject to the risk that the buyer (counterparty) may default on its obligations to the Portfolio. In the event of default, a Portfolio may experience delays, costs, and losses, all of which may reduce returns to shareholders. Investing reverse repurchase proceeds may also have a leveraging effect on a Portfolio. A Portfolio’s use of leverage can magnify the effect of any gains or losses, causing the Portfolio to be more volatile than if it had not been leveraged.
DOLLAR ROLLS. Certain Portfolios may enter into dollar rolls. In a dollar roll, a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sale price and the forward price for the future purchase (often referred to as the drop) as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio will establish a segregated account in which it will maintain cash or other liquid assets, marked to market daily, having a value equal to its obligations in respect of dollar rolls.
Dollar rolls involve the risk that the market value of the securities retained by the Portfolio may decline below the price of the securities, the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Cash proceeds from dollar rolls may be invested in cash or other liquid assets.

SECURITIES LENDING. Unless otherwise noted, a Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions subject to applicable regulatory requirements and guidance, including the requirements that: (1) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Portfolio; (2) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the US Government having at all times a value of not less than 100% of the value of the securities lent; and (3) the loan be made subject to termination by the Portfolio at any time. Goldman Sachs Bank USA d/b/a Goldman Sachs Agency Lending (GSAL) serves as securities lending agent for the Portfolio, and in that role administers the Portfolio’s securities lending program. As compensation for these services, GSAL receives a portion of any amounts earned by the Portfolio through lending securities.
A Portfolio may invest the cash collateral and/or it may receive a fee from the borrower. To the extent that cash collateral is invested, it will be invested in an affiliated prime money market fund and will be subject to market depreciation or appreciation. The Portfolio will be responsible for any loss that results from this investment of collateral.
On termination of the loan, the borrower is required to return the securities to the Portfolio, and any gain or loss in the market price during the loan would inure to the Portfolio. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities lent or in gaining access to the collateral. In such situations, the Portfolio may sell the collateral and purchase a replacement investment in the market. There is a risk that the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.
During the time portfolio securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividend or interest paid on such securities. Voting or consent rights which accompany loaned securities pass to the borrower. However, all loans may be terminated at any time to facilitate the exercise of voting or other consent rights with respect to matters considered to be material. The Portfolio bears the risk that there may be a delay in the return of the securities which may impair the Portfolio’s ability to exercise such rights.
SECURITIES OF SMALLER OR EMERGING GROWTH COMPANIES. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.
While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. The Manager believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.
Small cap and emerging growth securities will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Portfolio of portfolio securities to meet redemptions or otherwise may require a Portfolio to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the Manager’s judgment, such disposition is not desirable.
While the process of selection and continuous supervision by the Manager does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the factors necessary to prosper. Investing in small cap and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.
Small companies are generally little known to most individual investors although some may be dominant in their respective industries. The Manager believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Portfolio may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Portfolio management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.
Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.
SHORT SALES AND SHORT SALES AGAINST-THE-BOX. Certain Portfolios may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Portfolio does not own declines in value. When a Portfolio makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Portfolio may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities. The Portfolio may not be able to limit any losses resulting from share price volatility if the security indefinitely continues to increase in value at such specified time.
A Portfolio secures its obligation to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, US Government securities or other liquid securities similar to those borrowed. With respect to the uncovered short positions, a Portfolio is required to (1) deposit similar collateral with its custodian or otherwise segregate collateral on its records, to the extent that the value of the collateral in the aggregate is at all times equal to at least 100% of the current market value of the security sold short, or (2) a Portfolio must otherwise cover its short position. Depending on arrangements made with the broker-dealer from which the Portfolio borrowed the security, regarding payment over of any payments received by a Portfolio on such security, a Portfolio may not receive any payments (including interest) on its collateral deposited with such broker-dealer. Because making short sales in securities that it does not own exposes a Portfolio to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Portfolio makes short sales in securities that increase in value, it will likely underperform similar mutual Portfolios that do not make short sales in securities they do not own. A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security declines in price between those dates. There can be no assurance that a Portfolio will be able to close out a short sale position at any particular time or at an acceptable price. Although a Portfolio's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited.
Certain Portfolios may also make short sales against-the-box. A short sale against-the-box is a short sale in which a Portfolio owns an equal amount of the securities sold short, or securities convertible or exchangeable for, with or without payment of any further consideration, such securities. However, if further consideration is required in connection with the conversion or exchange, cash or other liquid assets, in an amount equal to such consideration must be segregated on a Portfolio's records or with its Custodian.
SOVEREIGN DEBT. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government entity's policy towards the International Monetary Fund and the political constraints to which a government entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend Portfolios to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to government entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.
STANDBY COMMITMENT AGREEMENTS. A Portfolio may enter into standby commitment agreements. These agreements commit a Portfolio, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Portfolio at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Portfolio will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Portfolio. A Portfolio will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. A Portfolio segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from any appreciation in the value of the security during the commitment period. The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Portfolio's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.
STRIPPED SECURITIES. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.
STRUCTURED NOTES. Certain Portfolios may invest in structured notes. The values of the structured notes in which a Portfolio will invest may be linked to equity securities or equity indices or other instruments or indices(reference instruments). These notes differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the value of the equity security, instrument, or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).
Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline or increase in the value of the reference instrument may cause the interest rate to be reduced to zero, and any further declines or increases in the reference instrument may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the reference instrument increases or decreases. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.
SUPRANATIONAL ENTITIES. A Portfolio may invest in debt securities of supranational entities. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.
TEMPORARY DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS. Each Portfolio may temporarily invest without limit in money market instruments, including commercial paper of US corporations, certificates of deposit, bankers' acceptances and other obligations of domestic banks, and obligations issued or guaranteed by the US government, its agencies or its instrumentalities, as part of a temporary defensive strategy or to maintain liquidity to meet redemptions. Money market instruments typically have a maturity of one year or less as measured from the date of purchase.
A Portfolio also may temporarily hold cash or invest in money market instruments pending investment of proceeds from new sales of Portfolio shares or during periods of portfolio restructuring.
WARRANTS AND RIGHTS. Warrants and rights are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make a Portfolio a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

WHEN ISSUED SECURITIES, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. A Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Portfolio at an established price with payment and delivery taking place in the future. A Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction. No Portfolio has established any limit on the percentage of its assets that may be committed in connection with these transactions. When a Portfolio purchases securities in these transactions, the Portfolio segregates liquid securities in an amount equal to the amount of its purchase commitments.
There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Portfolio's purchase price. The Portfolio may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.
US GOVERNMENT SECURITIES. Certain Portfolios may invest in adjustable rate and fixed rate US Government securities. US Government securities are instruments issued or guaranteed by the US Treasury or by an agency or instrumentality of the US Government. US Government guarantees do not extend to the yield or value of the securities or a Portfolio's shares. Not all US Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.
US Treasury securities include bills, notes, bonds and other debt securities issued by the US Treasury. These instruments are direct obligations of the US Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. US Government guarantees do not extend to the yield or value of the securities or a Portfolio's shares.
Securities issued by agencies of the US Government or instrumentalities of the US Government, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of the Ginnie Mae, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.
Certain Portfolios may also invest in component parts of US Government securities, namely either the corpus (principal) of such obligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of US Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of US Government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. A Portfolio may also invest in custodial receipts held by a third party that are not US Government securities. US Government securities may be affected by changing interest rates.
ZERO COUPON SECURITIES, PAY-IN-KIND SECURITIES AND DEFERRED PAYMENT SECURITIES. Certain Portfolios may invest in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity on the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income (phantom income) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.

A Portfolio accrues income with respect to these securities for Federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals. In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Portfolio's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Portfolio's portfolio. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, a Portfolio is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the income accrued but not yet received. The required distributions will result in an increase in a Portfolio's exposure to such securities.
Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Holders of these types of securities are deemed to have received income (phantom income) annually, notwithstanding that cash may not be received currently. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.
In addition to the above described risks, there are certain other risks related to investing in zero coupon, pay-in-kind and deferred payment securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Portfolio's investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Portfolio's portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Portfolio is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of phantom income and the value of the paid-in-kind interest. The required distributions will result in an increase in the Portfolio's exposure to such securities.
NET ASSET VALUES
Any purchase or sale of Portfolio shares is made at the net asset value, or NAV, of such shares. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is received in good order. The NAV of each Portfolio is typically determined on each day the NYSE is open for trading as of the close of the exchange's regular trading session (which is generally 4:00 p.m. New York time). The Trust will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. if the particular disruption directly affects only the NYSE. The NYSE is closed on most national holidays and Good Friday. The Trust does not price, and shareholders will not be able to purchase or redeem, the Trust's shares on days when the NYSE is closed but the primary markets for the Trust's foreign securities are open, even though the value of these securities may have changed. Conversely, the Trust will ordinarily price its shares, and shareholders may purchase and redeem shares, on days that the NYSE is open but foreign securities markets are closed.
The securities held by each of the Trust's portfolios are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Board. The Trust may use fair value pricing if it determines that a market quotation is not reliable based, among other things, on market conditions that occur after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside of the US because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time that a Portfolio determines its NAV.
The Trust may also use fair value pricing with respect to US traded securities if, for example, trading in a particular security is halted and does not resume before a Portfolio calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager (or subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Portfolio uses to determine its NAV may differ from the security's published or quoted price. If a Portfolio needs to implement fair value pricing after the NAV publishing deadline but before shares of the Portfolio are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing each Portfolio's NAV, we will value each Portfolio's futures contracts 15 minutes after the close of regular trading on the NYSE. Except when we fair value securities, we normally value each foreign security held by the Trust as of the close of the security's primary market.
Fair value pricing procedures are designed to result in prices for a Portfolio's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and to reduce arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of a Portfolio's NAV by short-term traders. In the event that the fair valuation of a security results in a change of $0.01 or more to a Portfolio’s NAV per share and/or in the aggregate results in a change of one half of one percent or more of a Portfolio’s daily NAV, the Board shall promptly be notified, in detail, of the fair valuation, and the fair valuation will be reported on at the next regularly scheduled Board meeting. Also, the Board receives, on an interim basis, minutes of the meetings of the Trust’s Valuation Committee that occur between regularly scheduled Board meetings.
The NAV for each of the Portfolios is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding.
To determine a Portfolio's NAV, its holdings are valued as follows:
Equity securities for which the primary market is on an exchange (whether domestic or foreign) shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Securities included within the NASDAQ market shall be valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP issued, at the last sale price on such day. Securities included within the NASDAQ market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.
A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.
Convertible debt securities that are traded in the over-the-counter market, including listed convertible debt securities for which the primary market is believed by PGIM Investments or a subadviser to be over-the-counter, are valued on the day of valuation at an evaluated bid price provided by an independent pricing agent or, in the absence of a valuation provided by an independent pricing agent, at the bid price provided by a principal market maker or primary market dealer.
Other debt securities—those that are not valued on an amortized cost basis—are valued using an independent pricing service. Options on stock and stock indexes that are traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options on futures contracts are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.
Forward currency exchange contracts are valued at the cost of covering or offsetting such contracts calculated on the day of valuation. Securities which are valued in accordance herewith in a currency other than US dollars shall be converted to US dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.
Over-the-counter (OTC) options are valued at the mean between bid and asked prices provided by a dealer (which may be the counterparty). A subadviser will monitor the market prices of the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.

All short-term debt securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers' acceptances and obligations of domestic and foreign banks for which market quotations are readily available, are valued by an independent pricing agent or principal market maker (if available, otherwise a primary market dealer).
TAXATION
This discussion of federal income tax consequences applies to the Participating Insurance Companies because they are the direct shareholders of the Trust. Contract owners should consult their Contract prospectus for information relating to the tax matters applicable to their Contracts. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.
Each Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, each Portfolio's income, gains, losses, deductions, and credits will be “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes. Distributions may be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).
Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be “adequately diversified.” A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in Treasury regulations. For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to “look-through” the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of its shares. The Trust intends to satisfy these ownership conditions. Further, the Trust intends that each Portfolio separately will be adequately diversified. Accordingly, a segregated asset account investing solely in shares of a Portfolio will be adequately diversified, and a segregated asset account investing in shares of one or more Portfolios and shares of other adequately diversified funds generally will be adequately diversified.
The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this SAI, and is subject to change by legislative or administrative action. A description of other tax considerations generally affecting the Trust and its shareholders is found in the section of the Prospectus entitled “Federal Income Taxes.” No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders. No attempt is made to present a detailed explanation of state or local tax matters. The discussion herein and in the Prospectus is not intended as a substitute for careful tax planning.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Portfolio's portfolio holdings as of the end of the second and fourth fiscal quarters are made public, as required by law, in the Trust's annual and semi-annual reports. These reports are filed with the SEC on Form N-CSR and mailed to shareholders within 60 days after the end of the second and fourth fiscal quarters. The Trust's annual and semi-annual reports are posted on the Trust's website. Each Portfolio's portfolio holdings as of the end of the first and third fiscal quarters are made public and filed with the SEC on Form N-Q within 60 days after the end of the Portfolio's first and third fiscal quarters. Once Form N-Q is rescinded, disclosure of the Portfolio’s complete holdings will be required to be made monthly on Form N-PORT, beginning with the month ending March 31, 2019, with every third month made available to the public by the SEC 60 days after the end of the Portfolios’ fiscal quarter. In addition, the Trust may provide a full list of each Portfolio's portfolio holdings as of the end of each month on its website no sooner than approximately three business days prior to the end of the following month. The Trust may also release, at a sleeve level and/or the composite level, each Portfolio's top ten holdings (or in the case of a fund of funds the complete list of portfolio funds and/or the top ten holdings of the portfolio funds), and summary statistics regarding sectors, countries and/or industries and other characteristics, as of each month end, with all such information posted to the Trust’s website approximately 15 days after the end of the month, unless noted otherwise herein.
When authorized by the Trust's Chief Compliance Officer and another officer of the Trust, portfolio holdings information may be disseminated more frequently or at different periods than as described above. The Trust has entered into ongoing arrangements to make available information about the Trust's portfolio holdings. Parties receiving this information may include intermediaries that distribute the Trust's shares, third party providers of auditing, custody, proxy voting and other services for the Trust, rating and ranking organizations, and certain affiliated persons of the Trust, as described below. The procedures utilized to determine eligibility are set forth below:
Procedures for Release of Portfolio Holdings Information:

1. A request for release of Portfolio holdings shall be provided by such third party setting forth a legitimate business purpose for such release which shall specify the Portfolio, the terms of such release, and frequency (e.g., level of detail staleness). The request shall address whether there are any conflicts of interest between the Portfolio and the investment adviser, sub-adviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Portfolio.
2. The request shall be forwarded to the Chief Compliance Officer of the Trust, or his delegate, for review and approval.
3. A confidentiality agreement in the form approved by an officer of the Trust must be executed with the recipient of the Portfolio holdings information.
4. An officer of the Portfolio shall approve the release and agreement. Copies of the release and agreement shall be sent to PGIM Investments' law department.
5. Written notification of the approval shall be sent by such officer to PGIM Investments’ Fund Administration Department to arrange the release of Portfolio holdings information.
6. PGIM Investments’ Fund Administration Department shall arrange for the release of Portfolio holdings information by the Portfolio's custodian bank(s).
As of the date of this Statement of Additional Information, the Trust will provide:
1. Traditional External Recipients/Vendors
■	Full holdings on a daily basis to Institutional Shareholder Services, Inc. (ISS), Broadridge and Glass, Lewis & Co (proxy voting administrator/agents) at the end of each day;
■	Full holdings on a daily basis to ISS (securities class action claims services administrator) at the end of each day;
■	Full holdings on a daily basis to each Portfolio's subadviser(s) (as identified in the Trust's Prospectus), custodian bank, sub-custodian (including foreign sub-custodians), if any, and accounting agents (which includes the custodian bank and any other accounting agent that may be appointed) at the end of each day. When a Portfolio has more than one subadviser, each subadviser receives holdings information only with respect to the “sleeve” or segment of the Portfolio for which the subadviser has responsibility;
■	Full holdings on a daily basis to Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (securities lending agent) at the end of each day;
■	Full holdings to each Portfolio's independent registered public accounting firm as soon as practicable following the Portfolio's fiscal year-end or on an as-needed basis;
■	Full holdings to a Portfolio’s counsel on an as-needed basis;
■	Full holdings to a Portfolio’s independent board members on an as-needed basis; and
■	Full holdings to financial printers as soon as practicable following the end of a Portfolio's quarterly, semi-annual and annual period ends.
2. Analytical Service Providers
■	Portfolio trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following a Portfolio's fiscal quarter-end;
■	Full holdings, on an as needed basis, to Zeno Consulting Group, LLC (an independent third-party transaction cost analysis company) as soon as practicable;
■	Full holdings on a daily basis to FactSet Research Systems, Inc. and Lipper, Inc. (analytical services/investment research providers) at the end of each day;
■	Full holdings on a daily basis to IHS Markit, Bloomberg BVAL, ICE Data Services (InterContinental Exchange), Refinitiv (formerly known as Thompson Reuters), and J.P. Morgan Pricing Direct (securities valuation service providers) at the end of each day;
■	Full holdings on a quarterly basis to Capital Institutional Services, Inc. (CAPIS) (investment research provider) when made available; and
■	Full holdings on a monthly basis to FX Transparency (foreign exchange/transaction analysis) when made available.
In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes). Such arrangements will be monitored on an ongoing basis and will be reviewed by the Trust’s Chief Compliance Officer and PGIM Investments' Law Department on an annual basis.

In addition, certain authorized employees of PGIM Investments receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PGIM Investments employees are subject to the requirements of the personal securities trading policy of Prudential Financial, Inc., which prohibits employees from trading on, or further disseminating confidential information, including portfolio holdings information.
In no instance may the Manager or the Trust receive any compensation or consideration in exchange for the portfolio holdings information.
The Board has approved PGIM Investments’ Policy for the Dissemination of Portfolio Holdings. The Board shall, on a quarterly basis, be advised of any revisions to the list of recipients of the portfolio holdings information and the reason for such disclosure. The Board has delegated oversight of the Trust's disclosure of portfolio holdings to the Chief Compliance Officer.
Arrangements pursuant to which the Trust discloses non-public information with respect to its portfolio holdings do not provide for any compensation in return for the disclosure of the information.
There can be no assurance that the Trust's policies and procedures on portfolio holdings information will protect the Trust from the potential misuse of such information by individuals or entities that come into possession of the information.
In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes). Such arrangements will be monitored on an ongoing basis and will be reviewed by the Trust's Chief Compliance Officer and PGIM Investments’ Law Department on an annual basis.
In addition, certain authorized employees of PGIM Investments receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PGIM Investments employees are subject to the requirements of the personal securities trading policy of Prudential Financial, Inc., which prohibits employees from trading on, or further disseminating confidential information, including portfolio holdings information.
PROXY VOTING
The Board has delegated to the Trust's investment manager, PGIM Investments, the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Portfolio. The Trust authorizes the Manager to delegate, in whole or in part, its proxy voting authority to its investment subadviser or third party vendors consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board, including any committee thereof established for that purpose.
The Manager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for each Portfolio. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of each Portfolio should a proxy issue potentially implicate a conflict of interest between a Portfolio and the Manager or its affiliates.
The Manager delegates to each Portfolio's subadviser(s) the responsibility for voting each Portfolio's proxies. The subadviser is expected to identify and seek to obtain the optimal benefit for the Portfolio it manages, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of a Portfolio and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Portfolio and the interests of the subadviser or its affiliates.
The Manager and the Board expect that the subadviser will notify the Manager and the Board at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the subadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the SEC. Information regarding how each Portfolio of the Trust voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available on the Trust’s website and on the SEC's website at www.sec.gov.
CODES OF ETHICS
The Board has adopted a Code of Ethics. In addition, the Manager, investment subadviser(s) and Distributor have each adopted a Code of Ethics (the Codes). The Codes apply to access persons (generally, persons who have access to information about a Portfolio's investment program) and permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Portfolio. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Portfolio is making such investments. The Codes are on public file with, and are available from, the SEC.
APPENDIX I: DESCRIPTION OF BOND RATINGS
S&P Global Ratings (S& P)
Long-Term Issue Credit Ratings
AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment.
C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
Plus (+) or Minus (–): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories
Commercial Paper Ratings
A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
Notes Ratings
An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.
■	Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.
■	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
MOODY'S INVESTORS SERVICE, INC. (MOODY'S)
Debt Ratings
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating category from Aa to Caa. The modifier 1 indicates that the issuer is in the higher end of its letter rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates that the issuer is in the lower end of the letter ranking category.
Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.
PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
■	Leading market positions in well-established industries.
■	High rates of return on Portfolios employed.
■	Conservative capitalization structure with moderate reliance on debt and ample asset protection.
■	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
■	Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.
FITCH, INC.
International Long-Term Credit Ratings
AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High Credit Quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB: Good Credit Quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Highly Speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC, C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.
International Short-Term Credit Ratings
F1: Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3: Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic investment.
Plus (+) or Minus (–): Plus or minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, to categories below CCC, or to short-term ratings other than F1.

APPENDIX II: PROXY VOTING POLICIES OF THE SUBADVISERS
BLACKROCK, INC. AND ITS SUBSIDIARIES
These guidelines should be read in conjunction with BlackRock's Global Corporate Governance and Engagement Principles.
Introduction. BlackRock, Inc. and its subsidiaries (collectively, BlackRock) seek to make proxy voting decisions in the manner most likely to protect and promote the economic value of the securities held in client accounts. The following issue-specific proxy voting guidelines (the Guidelines) are intended to summarize BlackRock's general philosophy and approach to issues that may commonly arise in the proxy voting context for US Securities. These Guidelines are not intended to limit the analysis of individual issues at specific companies and are not intended to provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. They are applied with discretion, taking into consideration the range of issues and facts specific to the company and the individual ballot item.
Voting Guidelines. These guidelines are divided into six key themes which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders.
The six key themes are:
■	Boards and directors
■	Auditors and audit-related issues
■	Capital structure, mergers, asset sales and other special transactions
■	Remuneration and benefits
■	Social, ethical and environmental issues
■	General corporate governance matters
BOARDS AND DIRECTORS.
Director elections. BlackRock generally supports board nominees in most uncontested elections. However, BlackRock may withhold votes from the entire board in certain situations, including, but not limited to:
■	Where a board fails to implement shareholder proposals that receive a majority of votes cast at a prior shareholder meeting, and the proposals, in our view, have a direct and substantial impact on shareholders' fundamental rights or long-term economic interests.
■	Where a board implements or renews a poison pill without seeking shareholder approval beforehand or within a reasonable period of time after implementation.
BlackRock may withhold votes from members of particular board committees (or prior members, as the case may be) in certain situations, including, but not limited to:
■	An insider or affiliated outsider who sits on any of the board's key committees (i.e., audit, compensation, nominating and governance), which we believe generally should be entirely independent. However, BlackRock will examine a board's complete profile when questions of independence arise prior to casting a withhold vote for any director. For controlled companies, as defined by the US stock exchanges, we will only vote against insiders or affiliates who sit on the audit committee, but not other key committees.
■	Members of the audit committee during a period when the board failed to facilitate quality, independent auditing.
■	Members of the audit committee where substantial accounting irregularities suggest insufficient oversight by that committee.
■	Members of the audit committee during a period in which we believe the company has aggressively accounted for its equity compensation plans.
■	Members of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers, and where we believe the compensation committee has not already substantially addressed this issue.
■	Members of the compensation committee where the company has repriced options without contemporaneous shareholder approval.
■	The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where board members have previously received substantial withhold votes and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BlackRock did not support the initial withhold vote.
■	The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where the board is not composed of a majority of independent directors. However, this would not apply in the case of a controlled company.
BlackRock may withhold votes from individual board members in certain situations, including, but not limited to:
■	Where BlackRock obtains evidence that casts significant doubt on a director's qualifications or ability to represent shareholders.
■	Where it appears the director has acted (at the company or at other companies) in a manner that compromises his or her reliability in representing the best long-term economic interests of shareholders.

■	Where a director has a pattern of attending less than 75% of combined board and applicable key committee meetings.
Age limits/term limits. We typically oppose limits on the pool of directors from which shareholders can choose their representatives, especially where those limits are arbitrary or unrelated to the specific performance or experience of the director in question.
Board size. We generally defer to the board in setting the appropriate size. We believe directors are generally in the best position to assess what size is optimal to ensure a board's effectiveness. However, we may oppose boards that appear too small to allow for effective shareholder representation or too large to function efficiently.
Classified board of directors/staggered terms. A classified board of directors is one that is divided into classes (generally three), each of which is elected on a staggered schedule (generally for three years). At each annual meeting, only a single class of directors is subject to reelection (generally one-third of the entire board).
We believe that classification of the board dilutes shareholders' right to evaluate promptly a board's performance and limits shareholder selection of their representatives. By not having the mechanism to immediately address concerns we may have with any specific director, we lose the ability to provide valuable feedback to the company. Furthermore, where boards are classified, director entrenchment is more likely, because review of board service generally only occurs every three years. Therefore, we typically vote against classification and for proposals to eliminate board classification.
Cumulative voting for directors. Cumulative voting allocates one vote for each share of stock held, times the number of directors subject to election. A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates. By making it possible to use their cumulated votes to elect at least one board member, cumulative voting is typically a mechanism through which minority shareholders attempt to secure board representation.
BlackRock may support cumulative voting proposals at companies where the board is not majority independent. However, we may oppose proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility.
Director compensation and equity programs. We believe that compensation for independent directors should be structured to align the interests of the directors with those of shareholders, whom the directors have been elected to represent. We believe that independent director compensation packages based on the company's long-term performance and that include some form of long-term equity compensation are more likely to meet this goal; therefore, we typically support proposals to provide such compensation packages. However, we will generally oppose shareholder proposals requiring directors to own a minimum amount of company stock, as we believe that companies should maintain flexibility in administering compensation and equity programs for independent directors, given each company's and director's unique circumstances.
Indemnification of directors and officers. We generally support reasonable but balanced protection of directors and officers. We believe that failure to provide protection to directors and officers might severely limit a company's ability to attract and retain competent leadership. We generally support proposals to provide indemnification that is limited to coverage of legal expenses. However, we may oppose proposals that provide indemnity for: breaches of the duty of loyalty; transactions from which a director derives an improper personal benefit; and actions or omissions not in good faith or those that involve intentional misconduct.
Independent board composition. We generally support shareholder proposals requesting that the board consist of a two-thirds majority of independent outside directors, as we believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests.
Liability insurance for directors and officers. Proposals regarding liability insurance for directors and officers often appear separately from indemnification proposals. We will generally support insurance against liability for acts committed in an individual's capacity as a director or officer of a company following the same approach described above with respect to indemnification.
Limits on director removal. Occasionally, proposals contain a clause stipulating that directors may be removed only for cause. We oppose this limitation of shareholders' rights.
Majority vote requirements. BlackRock generally supports the concept of director election by majority vote. Majority voting standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. However, we also recognize that there are many methods for implementing majority vote proposals. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.

Separation of chairman and CEO positions. We generally support shareholder proposals requesting that the positions of chairman and CEO be separated. We may consider the designation of a lead director to suffice in lieu of an independent chair, but will take into consideration the structure of that lead director's position and overall corporate governance of the company in such cases.
Shareholder access to the proxy. We believe that shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate individuals to stand for election to the boards of the companies they own. In our view, securing a right of shareholders to nominate directors without engaging in a control contest can enhance shareholders' ability to participate meaningfully in the director election process, stimulate board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it is lacking.
We prefer an access mechanism that is equally applied to companies throughout the market with sufficient protections to limit the potential for abuse. Absent such a mechanism under current law, we consider these proposals on a case-by-case basis. In evaluating a proposal requesting shareholder access at a company, we consider whether access is warranted at that particular company at that time by taking into account the overall governance structure of the company as well as issues specific to that company that may necessitate greater board accountability. We also look for certain minimum ownership threshold requirements, stipulations that access can be used only in non-hostile situations, and reasonable limits on the number of board members that can be replaced through such a mechanism.
AUDITORS AND AUDIT-RELATED ISSUES. BlackRock recognizes the critical importance of financial statements that provide a complete and accurate portrayal of a company's financial condition. Consistent with our approach to voting on boards of directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company, and may withhold votes from the audit committee's members where the board has failed to facilitate quality, independent auditing. We take particular note of cases involving significant financial restatements or material weakness disclosures.
The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice that protect the interests of shareholders, we may also vote against ratification.
From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.
CAPITAL STRUCTURE, MERGERS, ASSET SALES AND OTHER SPECIAL TRANSACTIONS. In reviewing merger and asset sale proposals, BlackRock's primary concern is the best long-term economic interests of shareholders. While these proposals vary widely in scope and substance, we closely examine certain salient features in our analyses. The varied nature of these proposals ensures that the following list will be incomplete. However, the key factors that we typically evaluate in considering these proposals include:
■	Market premium: For mergers and asset sales, we make every attempt to determine the degree to which the proposed transaction represents a premium to the company's trading price. In order to filter out the effects of pre-merger news leaks on the parties' share prices, we consider a share price from a time period in advance of the merger announcement. In most cases, business combinations should provide a premium; benchmark premiums vary by industry and direct peer group. Where one party is privately held, we look to the comparable transaction analyses provided by the parties' financial advisors. For companies facing insolvency or bankruptcy, a market premium may not apply.
■	Strategic reason for transaction: There should be a favorable business reason for the combination.
■	Board approval/transaction history: Unanimous board approval and arm's-length negotiations are preferred. We examine transactions that involve dissenting boards or that were not the result of an arm's-length bidding process to evaluate the likelihood that a transaction is in shareholders' interests. We also seek to ensure that executive and/or board members' financial interests in a given transaction do not affect their ability to place shareholders' interests before their own.
■	Financial advisors' fairness opinions: We scrutinize transaction proposals that do not include the fairness opinion of a reputable financial advisor to evaluate whether shareholders' interests were sufficiently protected in the merger process.
Anti-greenmail provisions. Greenmail is typically defined as payments to a corporate raider to terminate a takeover attempt. It may also occasionally refer to payments made to a dissident shareholder in order to terminate a potential proxy contest or shareholder proposal. We typically view such payments as a misuse of corporate assets which denies shareholders the opportunity to review a matter of direct economic concern and potential benefit to them. Therefore, we generally support proposals to prevent boards from making greenmail payments. However, we generally will oppose provisions designed to limit greenmail payments that appear to unduly burden or prohibit legitimate use of corporate funds.
Blank check preferred. See Preferred Stock.

Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership despite any subsequent equity offerings. These provisions are no longer common in the US, and may restrict management's ability to raise new capital.
We generally support the elimination of preemptive rights, but will often oppose the elimination of limited preemptive rights, (e.g., rights that would limit proposed issuances representing more than an acceptable level of dilution).
Equal voting rights. BlackRock supports the concept of equal voting rights for all shareholders. Some management proposals request authorization to allow a class of common stock to have superior voting rights over the existing common or to allow a class of common to elect a majority of the board. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them.
However, when a shareholder proposal requests to eliminate an existing dual-class voting structure, we seek to determine whether this action is warranted at that company at that time, and whether the cost of restructuring will have a clear economic benefit to shareholders. We evaluate these proposals on a case-by-case basis, and we consider the level and nature of control associated with the dual-class voting structure as well as the company's history of responsiveness to shareholders in determining whether support of such a measure is appropriate.
Fair price provisions. Originally drafted to protect shareholders from tiered, front-end-loaded tender offers, these provisions have largely evolved into anti-takeover devices through the imposition of supermajority vote provisions and high premium requirements. BlackRock examines proposals involving fair price provisions and generally votes in favor of those that appear designed to protect minority shareholders, but against those that appear designed to impose barriers to transactions or are otherwise against the economic interests of shareholders.
Increase in authorized common shares. BlackRock considers industry specific norms in our analysis of these proposals, as well as a company's history with respect to the use of its common shares. Generally, we are predisposed to support a company if the board believes additional common shares are necessary to carry out the firm's business. The most substantial concern we might have with an increase is the possibility of use of common shares to fund a poison pill plan that is not in the economic interests of shareholders. Therefore, we generally do not support increases in authorized common shares where a company has no stated use for the additional common shares and/or has a substantial amount of previously authorized common shares still available for issue that is sufficient to allow the company to flexibly conduct its operations, especially if the company already has a poison pill in place. We may also oppose proposals that include common shares with unequal voting rights.
Increase or issuance of preferred stock. These proposals generally request either authorization of a class of preferred stock or an increase in previously authorized preferred stock. Preferred stock may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings on terms not necessarily available via other means of financing. We generally support these proposals in cases where the company specifies the voting, dividend, conversion and other rights of such stock where the terms of the preferred stock appear reasonable.
However, we frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and a possible entrenchment device. We generally view the board's discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote. Nonetheless, where the company appears to have a legitimate financing motive for requesting blank check authority, has committed publicly that blank check preferred shares will not be used for anti-takeover purposes, has a history of using blank check preferred stock for financings, or has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility, we may support the proposal.
Poison pill plans. Also known as Shareholder Rights Plans, these plans generally involve issuance of call options to purchase securities in a target firm on favorable terms. The options are exercisable only under certain circumstances, usually accumulation of a specified percentage of shares in a relevant company or launch of a hostile tender offer. These plans are often adopted by the board without being subject to shareholder vote.
Poison pill proposals generally appear on the proxy as shareholder proposals requesting that existing plans be put to a vote. This vote is typically advisory and therefore non-binding. We generally vote in favor of shareholder proposals to rescind poison pills.

Where a poison pill is put to a shareholder vote, our policy is to examine these plans individually. Although we oppose most plans, we may support plans that include a reasonable 'qualifying offer clause.' Such clauses typically require shareholder ratification of the pill, and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote, or the board to seek the written consent of shareholders where shareholders could rescind the pill in their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of individual shareholders.
Stock splits and reverse stock splits. We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g. one class is reduced while others remain at pre-split levels). In the event of a proposal to reverse split that would not also proportionately reduce the company's authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.
REMUNERATION AND BENEFITS. We note that there are management and shareholder proposals related to executive compensation that appear on corporate ballots. We generally vote on these proposals as described below, except that we typically oppose shareholder proposals on issues where the company already has a reasonable policy in place that we believe is sufficient to address the issue. We may also oppose a shareholder proposal regarding executive compensation if the company's history suggests that the issue raised is not likely to present a problem for that company.
Adopt advisory resolutions on compensation committee reports. BlackRock generally opposes these proposals, put forth by shareholders, which ask companies to adopt advisory resolutions on compensation committee reports (otherwise known as Say-on-Pay). We believe that compensation committees are in the best position to make compensation decisions and should maintain significant flexibility in administering compensation programs, given their knowledge of the wealth profiles of the executives they seek to incentivize, the appropriate performance measures for the company, and other issues internal and/or unique to the company. In our view, shareholders have a sufficient and much more powerful “say-on-pay” today in the form of director elections, in particular with regards to members of the compensation committee.
Advisory resolutions on compensation committee reports. In cases where there is an advisory vote on compensation put forth by management, BlackRock will respond to the proposal as informed by our evaluation of compensation practices at that particular company, and in a manner that appropriately addresses the specific question posed to shareholders. On the question of support or opposition to executive pay practices our vote is likely to correspond with our vote on the directors who are compensation committee members responsible for making compensation decisions. Generally we believe these matters are best left to the compensation committee of the board and that shareholders should not dictate the terms of executive compensation. Our preferred approach to managing pay-for-performance disconnects is via a withhold vote for the compensation committee.
Claw back proposals. Claw back proposals are generally shareholder sponsored and seek recoupment of bonuses paid to senior executives if those bonuses were based on financial results that are later restated. We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting, regardless of that particular executive's role in the faulty reporting. We typically support these proposals unless the company already has a robust claw back policy that sufficiently addresses our concerns.
Employee stock purchase plans. An employee stock purchase plan (ESPP) gives the issuer's employees the opportunity to purchase stock in the issuer, typically at a discount to market value. We believe these plans can provide performance incentives and help align employees' interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section 423 of the Internal Revenue Code. Section 423 plans must permit all full-time employees to participate, carry restrictions on the maximum number of shares that can be purchased, carry an exercise price of at least 85 percent of fair market value on grant date with offering periods of 27 months or less, and be approved by shareholders. We will typically support qualified ESPP proposals.
Equity compensation plans. BlackRock supports equity plans that align the economic interests of directors, managers and other employees with those of shareholders. Our evaluation of equity compensation plans in a post-expensing environment is based on a company's executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect. We generally oppose plans that contain “evergreen” provisions allowing for the ongoing increase of shares reserved without shareholder approval. We also generally oppose plans that allow for repricing without shareholder approval. Finally, we may oppose plans where we believe that the company is aggressively accounting for the equity delivered through their stock plans.

Golden parachutes. Golden parachutes provide for compensation to management in the event of a change in control. We generally view this as encouragement to management to consider proposals that might be beneficial to shareholders. We normally support golden parachutes put to shareholder vote unless there is clear evidence of excess or abuse.
We may also support shareholder proposals requesting that implementation of such arrangements require shareholder approval. In particular, we generally support proposals requiring shareholder approval of plans that exceed 2.99 times an executive's current compensation.
Option exchanges. BlackRock may support a request to exchange underwater options under the following circumstances: the company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance; directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; and there is clear evidence that absent repricing the company will suffer serious employee incentive or retention and recruiting problems.
Pay-for-performance plans. In order for executive compensation exceeding $1 million to qualify for federal tax deductions, the Omnibus Budget Reconciliation Act (OBRA) requires companies to link that compensation, for the Company's top five executives, to disclosed performance goals and submit the plans for shareholder approval. The law further requires that a compensation committee comprised solely of outside directors administer these plans. Because the primary objective of these proposals is to preserve the deductibility of such compensation, we generally favor approval in order to preserve net income.
Pay-for-superior-performance. These are typically shareholder proposals requesting that compensation committees adopt policies under which a portion of equity compensation requires the achievement of performance goals as a prerequisite to vesting. We generally believe these matters are best left to the compensation committee of the board and that shareholders should not set executive compensation or dictate the terms thereof. We may support these proposals if we have a substantial concern regarding the company's compensation practices over a significant period of time, the proposals are not overly prescriptive, and we believe the proposed approach is likely to lead to substantial improvement. However, our preferred approach to managing pay-for-performance disconnects is via a withhold vote for the compensation committee.
Supplemental executive retirement plans. BlackRock may support shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (SERP) agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
SOCIAL, ETHICAL AND ENVIRONMENTAL ISSUES. See Global Corporate Governance and Engagement Principles.
GENERAL CORPORATE GOVERNANCE MATTERS.
Adjourn meeting to solicit additional votes. We generally support such proposals when the agenda contains items that we judge to be in shareholders' best long-term economic interests.
Bundled proposals. We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals. Where several measures are grouped into one proposal, BlackRock may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders. The decision to support or oppose bundled proposals requires a balancing of the overall benefits and drawbacks of each element of the proposal.
Change name of corporation. We typically defer to management with respect to appropriate corporate names.
Confidential voting. Shareholders most often propose confidential voting as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. We generally support proposals to allow confidential voting. However, we will usually support suspension of confidential voting during proxy contests where dissidents have access to vote information and management may face an unfair disadvantage.
Other business. We oppose giving companies our proxy to vote on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.
Reincorporation. Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-takeover protections or cost savings. Where cost savings are the sole issue, we will typically favor reincorporating. In all instances, we will evaluate the changes to shareholder protection under the new charter/articles/by-laws to assess whether the move increases or decreases shareholder protections. Where we find that shareholder protections are diminished, we will support reincorporation if we determine that the overall benefits outweigh the diminished rights.

Shareholders' right to call a special meeting or act by written consent. In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to call a special meeting or to solicit votes by written consent in cases where a reasonably high proportion of shareholders (typically a minimum of 15%) are required to agree to such a meeting/consent before it is called, in order to avoid misuse of this right and waste corporate resources in addressing narrowly supported interests. However, we may oppose this right in cases where the provision is structured for the benefit of a dominant shareholder to the exclusion of others.
Simple majority voting. We generally favor a simple majority voting requirement to pass proposals. Therefore we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders' ability to protect their economic interests is improved. Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of public shareholder interests and we may therefore support supermajority requirements in those situations.
Stakeholder provisions. Stakeholder provisions introduce the concept that the board may consider the interests of constituencies other than shareholders when making corporate decisions. Stakeholder interests vary widely and are not necessarily consistent with the best long-term economic interests of all shareholders, whose capital is at risk in the ownership of a public company. We believe the board's fiduciary obligation is to ensure management is employing this capital in the most efficient manner so as to maximize shareholder value, and we oppose any provision that suggests the board should do otherwise.
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)
Policy Statement: The proxy voting policy is intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law; the policy applies to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority. The Policy is designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.
Overview: PIMCO has adopted a written proxy1 voting policy (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to take appropriate action on client proxies that come to its attention. Each proxy is voted on a case-by-case basis, taking into account relevant facts and circumstances. When considering client proxies, PIMCO may determine not to vote a proxy in limited circumstances.
■	Equity Securities.[2] PIMCO has retained an Industry Service Provider (“ISP”) to provide research and voting recommendations for proxies relating to equity securities in accordance with the ISP’s guidelines. By following the guidelines of an independent third party, PIMCO seeks to mitigate potential conflicts of interest PIMCO may have with respect to proxies covered by the ISP. PIMCO will follow the recommendations of the ISP unless: (i) the ISP does not provide a voting recommendation; or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described above, the Legal and Compliance department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists.
■	Fixed Income Securities. Fixed income securities can be processed as proxy ballots or corporate action-consents[3] at the discretion of the issuer/ custodian. When processed as proxy ballots, the ISP generally does not provide a voting recommendation and their role is limited to election processing and recordkeeping. When processed as corporate action-consents, the Legal and Compliance department will review all election forms to determine whether a conflict of interest, or the appearance of one, exists with respect to the PM’s consent election. PIMCO’s Credit Research and Portfolio Management Groups are responsible for issuing recommendations on how to vote proxy ballots and corporation action-consents with respect to fixed income securities.
■	Resolution of potential conflicts of interest. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a working group to assess and resolve the conflict (the “Proxy Working Group”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Working Group and/or other relevant procedures approved by PIMCO’s Legal and Compliance department with respect to specific types of conflicts.
PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. PIMCO’s Proxy Policy, and information about how PIMCO voted a client’s proxies, is available upon request.
Sub-Adviser Engagement: As an investment manager, PIMCO may exercise its discretion to engage a Sub-Adviser to provide portfolio management services to certain Funds. Consistent with its management responsibilities, the Sub-Adviser will assume the authority for voting proxies on behalf of PIMCO for these Funds. Sub-Advisers may utilize third parties to perform certain services related to their portfolio management responsibilities. As a fiduciary, PIMCO will maintain oversight of the investment management responsibilities performed by the Sub-Adviser and contracted third parties.
1 Proxies generally describe corporate action-consent rights (relative to fixed income securities) and proxy voting ballots (relative to fixed income or equity securities) as determined by the issuer or custodian.

2 The term “equity securities” means common and preferred stock, including common and preferred shares issued by investment companies; it does not include debt securities convertible into equity securities.
3 Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.
PGIM, INC. (PGIM)
The policy of each of PGIM's asset management units is to vote proxies in the best interests of their respective clients based on the clients’ priorities. Client interests are placed ahead of any potential interest of PGIM or its asset management units.
Because the various asset management units manage distinct classes of assets with differing management styles, some units will consider each proxy on its individual merits while other units may adopt a predetermined set of voting guidelines. The specific voting approach of each unit is noted below.
Relevant members of management and regulatory personnel oversee the proxy voting process and monitor potential conflicts of interests. In addition, should the need arise, senior members of management, as advised by Compliance and Law, are authorized to address any proxy matter involving an actual or apparent conflict of interest that cannot be resolved at the level of an individual asset management business unit.
PGIM FIXED INCOME. PGIM Fixed Income’s policy is to vote proxies in the best economic interest of its clients. In the case of pooled accounts, the policy is to vote proxies in the best economic interest of the pooled account. The proxy voting policy contains detailed voting guidelines on a wide variety of issues commonly voted upon by shareholders. These guidelines reflect PGIM Fixed Income’s judgment of how to further the best economic interest of its clients through the shareholder or debt-holder voting process.
PGIM Fixed Income invests primarily in debt securities, thus there are few traditional proxies voted by it. PGIM Fixed Income generally votes with management on routine matters such as the appointment of accountants or the election of directors. From time to time, ballot issues arise that are not addressed by the policy or circumstances may suggest a vote not in accordance with the established guidelines. In these cases, voting decisions are made on a case-by-case basis by the applicable portfolio manager taking into consideration the potential economic impact of the proposal. Not all ballots are received by PGIM Fixed Income in advance of voting deadlines, but when ballots are received in a timely fashion, PGIM Fixed Income strives to meet its voting obligations. It cannot, however, guarantee that every proxy will be voted prior to its deadline.
With respect to non-U.S. holdings, PGIM Fixed Income takes into account additional restrictions in some countries that might impair its ability to trade those securities or have other potentially adverse economic consequences. PGIM Fixed Income generally votes non-U.S. securities on a best efforts basis if it determines that voting is in the best economic interest of its clients.
Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client of PGIM Fixed Income. When PGIM Fixed Income identifies an actual or potential material conflict of interest between the firm and its clients with respect to proxy voting, the matter is presented to senior management who will resolve such issue in consultation with the compliance and legal departments. Proxy voting is reviewed by the trade management oversight committee.
Any client may obtain a copy of PGIM Fixed Income’s proxy voting policy, guidelines and procedures, as well as the proxy voting records for that client’s securities, by contacting the account management representative responsible for the client’s account.
PGIM REAL ESTATE. PGIM Real Estate's proxy voting policy contains detailed voting guidelines on a wide variety of issues commonly voted upon by shareholders. These guidelines reflect PGIM Real Estate's judgment of how to further the best long-range economic interest of our clients (i.e. the mutual interest of clients in seeing the appreciation in value of a common investment over time) through the shareholder voting process. PGIM Real Estate's policy is generally to vote proxies on social or political issues on a case by case basis. Additionally, where issues are not addressed by our policy, or when circumstances suggest a vote not in accordance with our established guidelines, voting decisions are made on a case-by-case basis taking into consideration the potential economic impact of the proposal. With respect to international holdings, we take into account additional restrictions in some countries that might impair our ability to trade those securities or have other potentially adverse economic consequences, and generally vote foreign securities on a best efforts basis in accordance with the recommendations of the issuer's management if we determine that voting is in the best economic interest of our clients.

PGIM Real Estate utilizes the services of a third party proxy voting facilitator, and upon receipt of proxies will direct the voting facilitator to vote in a manner consistent with PGIM Real Estate's established proxy voting guidelines described above (assuming timely receipt of proxy materials from issuers and custodians). In accordance with its obligations under the Advisers Act, PGIM Real Estate provides full disclosure of its proxy voting policy, guidelines and procedures to its clients upon their request, and will also provide to any client, upon request, the proxy voting records for that client's securities.
T. ROWE PRICE ASSOCIATES, INC.
T. ROWE PRICE INTERNATIONAL LTD
T. ROWE PRICE (CANADA), INC
T. ROWE PRICE HONG KONG LIMITED
T. ROWE PRICE SINGAPORE PRIVATE LTD.
T. ROWE PRICE JAPAN, INC.
PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
T. Rowe Price Associates, Inc., and its affiliated investment advisers (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.
T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is updated annually.
Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions.
ADMINISTRATION OF POLICIES AND PROCEDURES
Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or client. Rather, this responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or client’s portfolio manager.
Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Head of Corporate Governance. Our Head of Corporate Governance is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.
Meeting Notification
T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.
Vote Determination
Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.
Portfolio managers may execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the Proxy Committee. Others review vote recommendations and approve them before the votes are cast. In all cases, portfolio managers receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Services Group is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.
T. Rowe Price Voting Policies
Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:
Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies with insufficient representation by independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. In certain markets, a lack of diversity on the board may cause us to oppose the members of the board’s Nominating Committee. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Anti-Takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights.
Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, in most cases we believe shareholders should be offered the opportunity to vote annually. Finally, we may oppose compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.
Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.
Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Head of Corporate Governance in consultation with the T. Rowe Price Responsible Investment team. T. Rowe Price generally votes with a company’s management on social, environmental, and corporate responsibility proposals unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.
Global Portfolio Companies – ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’ general global policies and has developed custom international proxy voting guidelines based on those recommendations, regional codes of corporate governance, and our own views as investors in these markets.
Fixed Income and Passively Managed Strategies – Proxy voting for our fixed income and indexed portfolios is administered by the Proxy Services Group using T. Rowe Price’s guidelines as set by the Proxy Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.
Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan and how they may affect proxy voting.
Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Proxy Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote.
With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).
Limitations on Voting Proxies of Banks
T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.
REPORTING, RECORD RETENTION AND OVERSIGHT
The Proxy Committee, and certain personnel under the direction of the Proxy Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.
T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.
T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.
WESTERN ASSET MANAGEMENT COMPANY, LLC/WESTERN ASSET MANAGEMENT COMPANY LIMITED (“WESTERN ASSET”)
BACKGROUND
An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.
POLICY
As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.
While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).
In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset affiliated companies) regarding the voting of any securities owned by its clients.
PROCEDURE
Responsibility and Oversight
The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.
Client Authority
The Investment Management Agreement for each client is reviewed at account start-up for proxy voting instructions. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Legal and Compliance Department maintains a matrix of proxy voting authority.
Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.
Proxy Voting
Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:
a.	Proxies are reviewed to determine accounts impacted.
b.	Impacted accounts are checked to confirm Western Asset voting authority.
c.	Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)
d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.
e.	Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.
f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.
Timing
Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.
Recordkeeping
Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:
a.	A copy of Western Asset’s policies and procedures.
b.	Copies of proxy statements received regarding client securities.
c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.
d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.
e.	A proxy log including:
1.	Issuer name;
2.	Exchange ticker symbol of the issuer’s shares to be voted;
3.	Committee on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;
5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;
6.	Whether a vote was cast on the matter;
7.	A record of how the vote was cast; and
8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.
Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.
Disclosure
Western Asset’s proxy policies are described in the firm’s Part 2A of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.
Conflicts of Interest
All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:
1.	Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;
2.	Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and
3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.
Voting Guidelines
Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.
Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.
I.	Board Approved Proposals
The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:
Matters relating to the Board of Directors
Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:
a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.
b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.
d.	Votes are cast on a case-by-case basis in contested elections of directors.
2.	Matters relating to Executive Compensation
Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:
a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.
b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.
c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.
d.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.
3.	Matters relating to Capitalization
The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.
a.	Western Asset votes for proposals relating to the authorization of additional common stock.
b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).
c.	Western Asset votes for proposals authorizing share repurchase programs.
4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions
Western Asset votes these issues on a case-by-case basis on board-approved transactions.
5.	Matters relating to Anti-Takeover Measures
Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:
a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.
b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.
6.	Other Business Matters
Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.
a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.
b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.
II.	Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:
1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.
2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.
3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.
III.	Voting Shares of Investment Companies
Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.
1.	Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.
2.	Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.
IV.	Voting Shares of Foreign Issuers
In the event Western Asset is required to vote on securities held in non-U.S. issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.
1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.
2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.
3.	Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.
4.	Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.
RETIREMENT ACCOUNTS
For accounts subject to ERISA, as well as other Retirement Accounts, Western Asset is presumed to have the responsibility to vote proxies for the client. The Department of Labor (“DOL”) has issued a bulletin that states that investment managers have the responsibility to vote proxies on behalf of Retirement Accounts unless the authority to vote proxies has been specifically reserved to another named fiduciary. Furthermore, unless Western Asset is expressly precluded from voting the proxies, the DOL has determined that the responsibility remains with the investment manager.
In order to comply with the DOL’s position, Western Asset will be presumed to have the obligation to vote proxies for its Retirement Accounts unless Western Asset has obtained a specific written instruction indicating that: (a) the right to vote proxies has been reserved to a named fiduciary of the client, and (b) Western Asset is precluded from voting proxies on behalf of the client. If Western Asset does not receive such an instruction, Western Asset will be responsible for voting proxies in the best interests of the Retirement Account client and in accordance with any proxy voting guidelines provided by the client.

PART C
OTHER INFORMATION
Item 28. Exhibits.
(a)(1) Second Amended and Restated Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Registration Statement for Form N-1A (File Nos. 33-24962 and 811-5186) (the “Registration Statement”), which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.
(a)(2) Amendment to Declaration of Trust of Registrant. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.
(b) By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.
(c) None
(d)(1)(a) Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.) and Prudential Investments LLC (now known as PGIM Investments LLC) for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.
(d)(1)(b) Amendment to Investment Management Agreement. Filed as an exhibit to Post-Effective Amendment No. 111 to Registration Statement, which Amendment was filed via EDGAR on February 1, 2013, and is incorporated herein by reference.
(d)(1)(b)(1) Amendment to Investment Management Agreement, dated February 1, 2019. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(1)(b)(2) Amendment to Investment Management Agreement, dated April 29, 2019, among the Registrant, PGIM Investments and AST Investment Services, Inc. To be filed by subsequent amendment.
(d)(1)(c) Contractual investment management fee waivers and/or contractual expense caps for selected AST portfolios. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(1)(d) Contractual investment management fee waivers and/or contractual expense caps for the AST Western Asset Core Plus Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.
(d)(1)(e) Contractual investment management fee waivers and/or contractual expense caps for the AST Advanced Strategies Portfolio, the AST Goldman Sachs Multi-Asset Portfolio and the AST RCM World Trends Portfolio. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.
(d)(1)(f) Contractual investment management fee waivers and/or contractual expense caps for the AST T. Rowe Price Large-Cap Value Portfolio and the AST T. Rowe Price Natural Resources Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.

(d)(1)(g) Contractual investment management fee waivers and/or contractual expense caps for the AST International Growth Portfolio and the AST Hotchkis & Wiley Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(2)(a) Investment Management Agreement among the Registrant and Prudential Investments LLC (now known as PGIM Investments LLC). Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(d)(2)(a)(1) Amendment to Investment Management Agreement among the Registrant and PGIM Investments. To be filed by subsequent amendment.
(d)(2)(b) Contractual investment management fee waivers and/or contractual expense caps for selected AST portfolios. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(2)(c) Contractual investment management fee waiver and/or contractual expense cap for the AST Bond Portfolio 2030. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.
(d)(2)(d) Contractual investment management fee waiver and/or contractual expense caps for the AST BlackRock 60/40 Target Allocation ETF Portfolio and the AST BlackRock 80/20 Target Allocation ETF Portfolio. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(d)(2)(e) Contractual investment management fee waivers and/or contractual expense caps for the AST T. Rowe Price Diversified Real Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(2)(f) Contractual investment management fee waivers and/or contractual expense caps for the AST BlackRock Corporate Bond Portfolio, the AST PIMCO Corporate Bond Portfolio, the AST Prudential Corporate Bond Portfolio, the AST T. Rowe Price Corporate Bond Portfolio and the AST Western Asset Corporate Bond Portfolio. To be filed by subsequent amendment.
(d)(3) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Government Money Market Portfolio (formerly AST Money Market Portfolio). Filed as an exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.
(d)(4)(a) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Bond Portfolio 2019 and the AST Investment Grade Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(d)(4)(b) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Bond Portfolio 2020. Filed as an exhibit to Post-Effective Amendment No. 73 to Registration Statement, which Amendment was filed via EDGAR on December 18, 2008, and is incorporated herein by reference.

(d)(4)(c) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Bond Portfolio 2021.  Filed as an exhibit to Post-Effective Amendment No. 78 to Registration Statement, which Amendment was filed via EDGAR on December 28, 2009, and is incorporated herein by reference.
(d)(4)(d) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Bond Portfolio 2022.  Filed as an exhibit to Post-Effective Amendment No. 83 to Registration Statement, which Amendment was filed via EDGAR on December 22, 2010, and is incorporated herein by reference.
(d)(4)(e) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Prudential Core Bond Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 90 to Registration Statement, which Amendment was filed via EDGAR on October 5, 2011, and is incorporated herein by reference.
(d)(4)(f) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Bond Portfolio 2023. Filed as an exhibit to Post-Effective Amendment No. 93 to the Registration Statement, which Amendment was filed via EDGAR on December 23, 2011, and is incorporated herein by reference.
(d)(4)(g) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Bond Portfolio 2024. Filed as an exhibit to Post-Effective Amendment No. 107 to Registration Statement, which was filed via EDGAR on November 13, 2012, and is incorporated herein by reference.
(d)(4)(h) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Bond Portfolio 2025.  Filed as an exhibit to Post-Effective Amendment No. 118 to Registration Statement, which Amendment was filed via EDGAR on December 30, 2013, and is incorporated herein by reference.
(d)(5)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.
(d)(5)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and T. Rowe Price Associates, Inc., for the AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 142 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2016, and is incorporated herein by reference.
(d)(6) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural Resources Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference
(d)(7) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and William Blair & Company LLC for the AST International Growth Portfolio (formerly known as the AST William Blair International Growth Portfolio). Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(8)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and LSV Asset Management for the AST International Value Portfolio (formerly known as the AST LSV International Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.
(d)(8)(b) Amendment to Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and LSV Asset Management for the AST International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.
(d)(8)(c) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and LSV Asset Management for the AST International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(9)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and WEDGE Capital Management, L.L.P. for the AST Mid-Cap Value Portfolio (now known as the AST WEDGE Capital Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(d)(9)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and WEDGE Capital Management, L.L.P. for the AST Mid-Cap Value Portfolio (now known as the AST WEDGE Capital Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 142 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2016, and is incorporated herein by reference.
(d)(10) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and J. P. Morgan Investment Management, Inc. for the AST J.P. Morgan International Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.
(d)(11)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and Hotchkis and Wiley Capital Management LLC for the AST Hotchkis & Wiley Large-Cap Value Portfolio (formerly the AST Large-Cap Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.
(d)(11)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and Hotchkis and Wiley Capital Management LLC for the AST Hotchkis & Wiley Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(12)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and Goldman Sachs Asset Management for the AST Goldman Sachs Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(12)(b) Amendment to Subadvisory Agreement, by and among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and Goldman Sachs Asset Management for the AST Goldman Sachs Small-Cap Value Portfolio and the AST Goldman Sachs Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(d)(13)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and Cohen & Steers Capital Management, Inc. for the AST Cohen & Steers Realty Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.
(d)(13)(b) Amendment to the Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Cohen & Steers Capital Management, Inc. for the AST Cohen & Steers Realty Portfolio. Filed as an exhibit to Post-Effective Amendment No. 151 to Registration Statement, which Amendment was filed via EDGAR on April 13, 2017, and is incorporated herein by reference.
(d)(14)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and Neuberger Berman Management LLC (now known as Neuberger Berman Investment Advisers LLC) for the AST Neuberger Berman Mid-Cap Value Portfolio (now known as the AST Neuberger Berman/LSV Mid-Cap Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.
(d)(14)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Neuberger Berman Management LLC (now known as Neuberger Berman Investment Advisers LLC) for the AST Neuberger Berman Mid-Cap Value Portfolio (now known as the AST Neuberger Berman /LSV Mid-Cap Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(d)(14)(c) Amendment to Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Neuberger Berman Management LLC (now known as Neuberger Berman Investment Advisers LLC) for each of the AST Neuberger Berman Mid-Cap Value Portfolio (now known as the AST Neuberger Berman /LSV Mid-Cap Value Portfolio) and the AST International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(d)(14)(d) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and Neuberger Berman Investment Advisers LLC for the AST International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(15) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and UBS Asset Management (Americas) Inc. for the AST Small-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 142 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2016, and is incorporated herein by reference.
(d)(16) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and Massachusetts Financial Services Company for the AST MFS Global Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(d)(17)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and Massachusetts Financial Services Company for the AST MFS Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.
(d)(17)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and Massachusetts Financial Services Company for the AST MFS Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(d)(18) Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and Victory Capital Management Inc. for the AST Goldman Sachs Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(19) Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and Massachusetts Financial Services Company for the AST Goldman Sachs Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(20) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and Lee Munder Investments, Ltd. (now known as LMCG Investments, LLC) for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.
(d)(21) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and J.P. Morgan Investment Management, Inc. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.
(d)(22)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.
(d)(22)(b) Amendment to Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.
(d)(22)(c) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(23) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and William Blair & Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.

(d)(24)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and T. Rowe Price Associates, Inc. for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.
(d)(24)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and T. Rowe Price Associates, Inc. for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.
(d)(24)(c) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and T. Rowe Price Associates, Inc. for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(25)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 57 to Registration Statement, which Amendment was filed via EDGAR on February 27, 2006, and is incorporated herein by reference.
(d)(25)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(d)(26) Subadvisory Agreement among AST Investment Services Inc., Prudential Investments LLC (now known as PGIM Investments LLC), Quantitative Management Associates, LLC (now known as QMA LLC), Prudential Investment Management, Inc. (now known as PGIM, Inc.), and Jennison Associates, LLC for the AST Advanced Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(d)(27) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and each of Quantitative Management Associates LLC (now known as QMA LLC), Jennison Associates LLC, and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Balanced Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(d)(28) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and each of Quantitative Management Associates LLC (now known as QMA LLC), Jennison Associates LLC, and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Capital Growth Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(d)(29) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and each of Quantitative Management Associates LLC (now known as QMA LLC), Jennison Associates LLC, and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Preservation Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.

(d)(30)(a) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan Strategic Opportunities Portfolio (formerly the AST UBS Dynamic Alpha Portfolio). Filed as an exhibit to Post-Effective Amendment No. 81 to Registration Statement, which Amendment was filed via EDGAR on April 19, 2010, and is incorporated herein by reference.
(d)(30)(b) Amendment to Subadvisory Agreement dated October 1, 2015 among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan Strategic Opportunities Portfolio. Filed as an exhibit to Post-Effective Amendment No. 140 to Registration Statement, which Amendment was filed via EDGAR on December 21, 2015, and is incorporated herein by reference.
(d)(31)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC) and T. Rowe Price Associates, Inc., for the AST T. Rowe Price Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 62 to Registration Statement, which Amendment was filed via EDGAR on April 26, 2007, and is incorporated herein by reference.
(d)(31)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and T. Rowe Price Associates, Inc., for the AST T. Rowe Price Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(d)(31)(c) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and T. Rowe Price Associates, Inc., for the AST T. Rowe Price Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(32) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Western Asset Management Company Limited for the AST Western Asset Core Plus Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(d)(33) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Western Asset Management Company for the AST Western Asset Core Plus Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(d)(34) Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and Cohen & Steers Capital Management, Inc., Cohen & Steers UK Limited, and Cohen & Steers Asia Limited, for the AST Global Real Estate Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(35) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Parametric Portfolio Associates LLC for the AST Parametric Emerging Markets Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.
(d)(36) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Quantitative Management Associates LLC (now known as QMA LLC) for the AST QMA US Equity Alpha Portfolio. Filed as an exhibit to Post-Effective Amendment No. 69 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2008, and is incorporated herein by reference.

(d)(37) Subadvisory Agreement among AST Investment Services Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and LSV Asset Management for the AST Neuberger Berman Mid-Cap Value Portfolio (now known as the AST Neuberger Berman / LSV Mid-Cap Value Portfolio). Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.
(d)(38) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and each of Prudential Investment Management, Inc. (now known as PGIM, Inc.), Jennison Associates LLC, Prudential Bache Asset Management, and Quantitative Management Associates LLC (now known as QMA LLC) for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(d)(39) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and Pacific Investment Management Company LLC for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 71 to Registration Statement, which Amendment was filed via EDGAR on July 15, 2008, and is incorporated herein by reference.
(d)(40) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and AlphaSimplex, LLC Group for the AST Academic Strategies Asset Allocation Portfolio Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(d)(41)(a) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and First Quadrant, L.P. for the AST Academic Strategies Asset Allocation Portfolio.  Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(d)(41)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and First Quadrant, L.P. for the AST Academic Strategies Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 151 to Registration Statement, which Amendment was filed via EDGAR on April 13, 2017, and is incorporated herein by reference.
(d)(42) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and Jennison Associates LLC for the AST Jennison Large-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 76 to Registration Statement, which Amendment was filed via EDGAR on September 10, 2009, and is incorporated herein by reference.
(d)(43) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and Quantitative Management Associates LLC (now known as QMA LLC) for the AST Quantitative Modeling Portfolio. Filed as an exhibit to Post-Effective Amendment No. 88 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2011, and is incorporated herein by reference.
(d)(44)(a) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and Wellington Management Company LLP for the AST Wellington Management Hedged Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 88 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2011, and is incorporated herein by reference.
(d)(44)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC, and Wellington Management Company LLP for the AST Wellington Management Hedged Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.

(d)(45) Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC, and Massachusetts Financial Services Company for the AST MFS Growth Allocation Portfolio (formerly, AST New Discovery Asset Allocation Portfolio). Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(46) Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC, and Emerald Mutual Fund Advisers Trust for the AST Small-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.
(d)(47) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and Jennison Associates LLC, for the AST International Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.
(d)(48) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and CoreCommodity Management LLC for the AST Academic Strategies Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(d)(49) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan Global Thematic Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 103 to Registration Statement, which Amendment was filed via EDGAR on July 25, 2012, as is incorporated herein by reference.
(d)(50) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Western Asset Management Company for the AST Western Asset Emerging Markets Debt Portfolio. Filed as an exhibit to Post-Effective Amendment No. 103 to Registration Statement, which Amendment was filed via EDGAR on July 24, 2012, and is incorporated herein by reference.
(d)(51) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Western Asset Management Company Limited for the AST Western Asset Emerging Market Debts Portfolio. Filed as an exhibit to Post-Effective Amendment No.103 to Registration Statement which was filed via EDGAR on July 24, 2012, and is incorporated herein by reference.
(d)(52) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Massachusetts Financial Services Company for the AST MFS Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 103 to Registration Statement which was filed via EDGAR on July 24, 2012, and is incorporated herein by reference.
(d)(53) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Western Asset Management Company for the AST Academic Strategies Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 111 to Registration Statement, which Amendment was filed via EDGAR on February 1, 2013, and is incorporated herein by reference.
(d)(54) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Western Asset Management Company Limited for the AST Academic Strategies Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 111 to Registration Statement, which Amendment was filed via EDGAR on February 1, 2013, and is incorporated herein by reference.
(d)(55)(a) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and ClearBridge Investments, LLC for the AST ClearBridge Dividend Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 113 to Registration Statement, which Amendment was filed via EDGAR on February 6, 2013, and is incorporated herein by reference.

(d)(55)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and ClearBridge Investments, LLC for the AST ClearBridge Dividend Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(d)(56) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and AQR Capital Management, LLC for the AST AQR Emerging Markets Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 113 to Registration Statement, which Amendment was filed via EDGAR on February 6, 2013, and is incorporated herein by reference.
(d)(57)(a) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Long Duration Bond Portfolio (now known as AST Multi-Sector Fixed Income Portfolio). Filed as an exhibit to Post-Effective Amendment No. 113 to Registration Statement, which Amendment was filed via EDGAR on February 6, 2013 and is incorporated herein by reference.
(d)(57)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments and PGIM, Inc. for the AST Multi-Sector Fixed Income Portfolio. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(d)(58)(a) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs Multi-Asset Portfolio. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(d)(58)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments and Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs Multi-Asset Portfolio. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(d)(59)(a) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Allianz Global Investors U.S. LLC for the AST RCM World Trends Portfolio. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(d)(59)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and Allianz Global Investors U.S. LLC for the AST RCM World Trends Portfolio. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(d)(60) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and each of Prudential Investment Management, Inc. (now known as PGIM, Inc.) and Quantitative Management Associates LLC for the Prudential Growth Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(d)(61) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Franklin Advisers, Inc. for the AST Templeton Global Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.

(d)(62) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and AQR Capital Management, LLC for the AST AQR Large-Cap Portfolio. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(d)(63) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Quantitative Management Associates LLC (now known as QMA LLC) for the AST QMA Large-Cap Portfolio. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(d)(64) Amended and Restated Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and T. Rowe Price Associates, Inc., T. Rowe Price International Ltd., T. Rowe Price International Ltd, Tokyo (now known as T. Rowe Price Japan, Inc.) and T. Rowe Price Hong Kong Limited for the AST T. Rowe Price Growth Opportunities Portfolio. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(d)(65) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and First Quadrant, L.P. for the AST FQ Absolute Return Currency Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(d)(66) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), K2/D&S management Co., LLC, Templeton Global Advisers Limited and Franklin Advisers, Inc. for the AST Franklin Templeton K2 Global Absolute Return Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(d)(67) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs Global Growth Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(d)(68) Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and Pacific Investment Management Company, LLC for the AST PIMCO Dynamic Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.
(d)(69) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Jennison Associates, LLC for the AST Jennison Global Infrastructure Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(d)(70) Amended and Restated Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Legg Mason Global Asset Allocation, LLC (now known as QS Legg Mason Global Asset Allocation, LLC), Batterymarch Financial Management, Inc.; Brandywine Global Investment Management, LLC; ClearBridge Investments, LLC, Western Asset Management Company and Western Asset Management Company Limited for the AST Legg Mason Diversified Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(d)(71) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Quantitative Management Associates, LLC (now known as QMA LLC) for the AST Managed Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.

(d)(72) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Quantitative Management Associates, LLC (now known as QMA LLC) for the AST Managed Fixed Income Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(d)(73) Subadvisory Agreement among Prudential Investments LLC (now known as PGIM Investments LLC), Quantitative Management Associates, LLC, Jennison Associates, LLC and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Prudential Flexible Multi-Strategy Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(d)(74) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price International Ltd. – Tokyo (now known as T. Rowe Price Japan, Inc.) and T. Rowe Price Hong Kong Limited for the AST T. Rowe Price Diversified Real Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(d)(75)(a) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), Pyramis Global Advisors, LLC (now known as FIAM LLC) for the AST Fidelity Institutional AM® Quantitative Portfolio (formerly, AST FI Pyramis Quantitative Portfolio). Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(d)(75)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and FIAM LLC for the AST Fidelity Institutional AM® Quantitative Portfolio (formerly, AST FI Pyramis Quantitative Portfolio). Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(d)(76) Subadvisory Agreement between AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC) and Lazard Asset Management LLC for the AST International Value Portfolio. Filed as an exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on December 2, 2014, and is incorporated herein by reference.
(d)(77) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for AST Bond Portfolio 2026. Filed as an exhibit to Post-Effective Amendment No. 128 to Registration Statement, which Amendment was filed via EDGAR on December 15, 2014, and is incorporated herein by reference.
(d)(78) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Quantitative Management Associates, LLC for AST QMA International Core Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 128 to Registration Statement, which Amendment was filed via EDGAR on December 15, 2014, and is incorporated herein by reference.
(d)(79) Subadvisory Agreement between Prudential Investments, LLC, AST Investment Services, and Loomis, Sayles & Company, L.P. for the AST BlackRock/Loomis Sayles Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 130 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2015, and is incorporated herein by reference.
(d)(80) Subadvisory Agreement between Prudential Investments, LLC, AST Investment Services, and BlackRock Financial Management, Inc. for the AST BlackRock/Loomis Sayles Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 130 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2015, and is incorporated herein by reference.

(d)(81) Subadvisory Agreement between Prudential Investments, LLC, AST Investment Services, and BlackRock International Limited for the AST BlackRock/Loomis Sayles Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 130 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2015, and is incorporated herein by reference.
(d)(82) Subadvisory Agreement between Prudential Investments, LLC, AST Investment Services, and BlackRock (Singapore) Limited for the AST BlackRock/Loomis Sayles Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 130 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2015, and is incorporated herein by reference.
(d)(83)(a) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC), AST Investment Services, Inc. and BlackRock Financial Management, Inc. for the AST BlackRock Global Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(d)(83)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and BlackRock Financial Management, Inc. for the AST BlackRock Global Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(d)(84)(a) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC), AST Investment Services, Inc. and BlackRock International Limited for the AST BlackRock Global Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 130 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2015, and is incorporated herein by reference.
(d)(84)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., PGIM Investments LLC and BlackRock International Limited for the AST BlackRock Global Strategies Portfolio. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(d)(85) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC), AST Investment Services, Inc. and Victory Capital Management Inc. for the AST Small-Cap Growth Opportunities Portfolio. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(d)(86) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC), AST Investment Services, Inc. and Wellington Management Company LLP for the AST Small-Cap Growth Opportunities Portfolio. Filed as an exhibit to Post-Effective Amendment No. 130 to Registration Statement, which Amendment was filed via EDGAR on April 15, 2015, and is incorporated herein by reference.
(d)(87) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and AllianceBernstein L.P. for the AST AB Global Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015, and is incorporated herein by reference.
(d)(88) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and BlackRock Financial Management, Inc. for the AST BlackRock Low Duration Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015, and is incorporated herein by reference.
(d)(89) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Dana Investment Advisors, Inc. for the AST Emerging Managers Diversified Portfolio. Filed as an exhibit to Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015, and is incorporated herein by reference.

(d)(90)(a) Consent to Assumption of Subadvisory Agreement between PGIM Investments and Goldman Sachs Asset Management International and Assumption of Subadvisory Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International; and Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Goldman Sachs Asset Management International for the AST Goldman Sachs Global Income Portfolio. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(d)(90)(b) Intercompany Investment Management Agreement (Sub-Subadvisory Agreement) between Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International for the AST Goldman Sachs Global Income Portfolio. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(d)(91) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Longfellow Investment Management Co. LLC for the AST Emerging Managers Diversified Portfolio. Filed as an exhibit to Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015, and is incorporated herein by reference.
(d)(92) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Morgan Stanley Investment Management, Inc. for the AST Morgan Stanley Multi-Asset Portfolio. Filed as an exhibit to Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015, and is incorporated herein by reference.
(d)(93) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Neuberger Berman Management LLC (now known as Neuberger Berman Investment Advisers LLC) for the AST Neuberger Berman Long/Short Portfolio. Filed as an exhibit to Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015, and is incorporated herein by reference.
(d)(94) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Wellington Management Company LLP for the AST Wellington Management Global Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015, and is incorporated herein by reference.
(d)(95)(a) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Wellington Management Company LLP for the AST Wellington Real Total Return Portfolio. Filed as an exhibit to Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015, and is incorporated herein by reference.
(d)(95)(b) Amendment to Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Wellington Management Company LLP for the AST Wellington Real Total Return Portfolio. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(d)(96) Sub-subadvisory Agreement dated November 23, 2015 between Prudential Investment Management, Inc. (now known as PGIM, Inc.) and Pramerica Investment Management Limited (now known as PGIM Limited) for the AST Prudential Core Bond Portfolio, AST Prudential Growth Allocation Portfolio, AST Advanced Strategies Portfolio, AST High Yield Portfolio and AST Prudential Flexible Multi-Strategy Portfolio. Filed as an exhibit to Post-Effective Amendment No. 140 to Registration Statement, which Amendment was filed via EDGAR on December 21, 2015, and is incorporated herein by reference.
(d)(97) Subadvisory Agreement dated November 30, 2015 between Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) for the AST Bond Portfolio 2027. Filed as an exhibit to Post-Effective Amendment No. 140 to Registration Statement, which Amendment was filed via EDGAR on December 21, 2015, and is incorporated herein by reference.

(d)(98)(a) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC), AST Investment Services, Inc. and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Large-Cap Value Portfolio (formerly, AST Value Equity Portfolio). Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(d)(98)(b) Amendment to Subadvisory Agreement between PGIM Investments and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.
(d)(99) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and PGIM, Inc. for the AST Bond Portfolio 2028. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(d)(100)(a) Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), and Goldman Sachs Asset Management, L.P. for AST Goldman Sachs Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(d)(100)(b) Amendment to Subadvisory Agreement among AST Investment Services, PGIM Investments LLC, and Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.
(d)(101) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC), AST Investment Services, and Morgan Stanley Investment Management Inc. for the AST Academic Strategies Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 151 to Registration Statement, which Amendment was filed via EDGAR on April 13, 2017, and is incorporated herein by reference.
(d)(102)(a) Subadvisory Agreement among American Skandia Investment Services, Incorporated (now known as AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC), AQR Capital Management, LLC and CNH Partners, LLC for the AST Academic Strategies Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 151 to Registration Statement, which Amendment was filed via EDGAR on April 13, 2017, and is incorporated herein by reference.
(d)(102)(b) Amendment to Subadvisory Agreement among AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), AQR Capital Management, LLC and CNH Partners, LLC for the AST Academic Strategies Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 151 to Registration Statement, which Amendment was filed via EDGAR on April 13, 2017, and is incorporated herein by reference.
(d)(103) Subadvisory Agreement between PGIM Investments LLC and PGIM, Inc. for the AST Bond Portfolio 2029. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(d)(104) Subadvisory Agreement between PGIM Investments LLC and Capital International, Inc. for the AST American Funds Growth Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 158 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2018, and is incorporated herein by reference.
(d)(105) Subadvisory Agreement between PGIM Investments LLC and PGIM, Inc. for the AST Bond Portfolio 2030. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.

(d)(106) Subadvisory Agreement between PGIM Investments LLC and BlackRock Financial Management, Inc. for the AST BlackRock 60/40 Target Allocation ETF Portfolio. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(d)(107) Subadvisory Agreement between PGIM Investments LLC and BlackRock Financial Management, Inc. for the AST BlackRock 80/20 Target Allocation ETF Portfolio. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(d)(108) Subadvisory Agreement between PGIM Investments LLC and BlackRock Financial Management, Inc. for the AST BlackRock Corporate Bond Portfolio. To be filed by subsequent amendment.
(d)(109) Subadvisory Agreement between PGIM Investments LLC and Pacific Investment Management Company LLC for the AST PIMCO Corporate Bond Portfolio. To be filed by subsequent amendment.
(d)(110) Subadvisory Agreement between PGIM Investments LLC, PGIM, Inc. and PGIM Limited for the AST Prudential Corporate Bond Portfolio. To be filed by subsequent amendment.
(d)(111) Subadvisory Agreement between PGIM Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Corporate Bond Portfolio. To be filed by subsequent amendment.
(d)(112) Subadvisory Agreement between PGIM Investments LLC, Western Asset Management Company LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte. Ltd. To be filed by subsequent amendment.
(e)(1) Sales Agreement between Registrant and American Skandia Life Assurance Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.
(e)(2) Sales Agreement between Registrant and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.
(e)(3) Distribution Agreement for the shares of each Portfolio of the Registrant, between Prudential Annuities Distributors, Inc. and the Registrant. To be filed by subsequent amendment.
(f) None.
(g)(1) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company. Filed as an Exhibit to Post-Effective Amendment No. 58 to Registration Statement, which Amendment was filed via EDGAR on April 28, 2006, and is incorporated herein by reference.
(g)(2)(a) Custody Agreement between the Registrant and The Bank of New York dated November 7, 2002, as amended, incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Dryden Municipal Bond Fund filed via EDGAR on July 1, 2005 (File No. 33-10649).
(g)(2)(b) Amendment to the Custody Agreement between the Registrant and The Bank of New York Mellon. To be filed by subsequent amendment.
(g)(3)(a) Accounting and Services Agreement among the Registrant and BNY Mellon Investment Servicing (US) Inc. for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015, and is incorporated herein by reference.

(g)(3)(b) Addition of AST Bond Portfolio 2029 to the Accounting Services Agreement among the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc. f/k/a PFPC Inc.). Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(g)(3)(c) Addition of AST American Funds Growth Allocation Portfolio to the Accounting Services Agreement among the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc. f/k/a PFPC Inc.). Filed as an exhibit to Post-Effective Amendment No. 158 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2018, and is incorporated herein by reference.
(g)(3)(d) Addition of AST Bond Portfolio 2030, AST BlackRock 60/40 Target Allocation ETF Portfolio and AST BlackRock 80/20 Target Allocation ETF Portfolio to the Accounting Services Agreement among the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc. f/k/a PFPC Inc.). Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(g)(3)(e) Addition of AST BlackRock Corporate Bond Portfolio, AST PIMCO Corporate Bond Portfolio, AST Prudential Corporate Bond Portfolio, AST T. Rowe Price Corporate Bond Portfolio and AST Western Asset Corporate Bond Portfolio to the Accounting Services Agreement among the Registrant and The Bank of New York Mellon (as assigned from BNY Melling Investment Servicing (US) Inc. f/k/a PFPC Inc.). To be filed by subsequent amendment.
(h)(1)(a) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on July 1, 2007 (File No. 33-10649).
(h)(1)(b) Amendment to the Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. To be filed by subsequent amendment.
(h)(2) Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.
(h)(3)(a) Amended and Restated Participation Agreement dated June 8, 2005 among American Skandia Life Assurance Corporation (now Prudential Annuities Life Assurance Corporation), American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Incorporated (now AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.
(h)(3)(b) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Prudential Annuities Life Assurance Corporation, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), Prudential Annuities Distributors, Inc. and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(h)(4)(a) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Incorporated (now AST Investment Services, Inc.)., Prudential Investments LLC (now known as PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(h)(4)(b) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), Prudential Annuities Distributors, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(h)(5)(a) Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Incorporated (now AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.
(h)(5)(b) Amendment dated February 25, 2013 to the Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc., Prudential Investments LLC (now known as PGIM Investments LLC), Prudential Annuities Distributors, Inc., and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(h)(6) Participation Agreement among Pramerica of Bermuda Insurance Company, American Skandia Trust (now Advanced Series Trust), American Skandia Investment Services, Inc. (now AST Investment Services, Inc.), Prudential Investments LLC (now known as PGIM Investments LLC), American Skandia Marketing, Inc. (now Prudential Annuities Distributors, Inc.), and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 74 to Registration Statement, which Amendment was filed via EDGAR on April 23, 2009, and is incorporated herein by reference.
(h)(7) Participation Agreement among Prudential Retirement Insurance & Annuity Company, Advanced Series Trust, Prudential Investments LLC (now known as PGIM Investments LLC) and AST Investment Services, Inc. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(h)(8) Participation Agreement among the Prudential Insurance Company of America, Advanced Series Trust, Prudential Investments LLC (now known as PGIM Investments LLC) and AST Investment Services, Inc. Filed as an exhibit to Post-Effective Amendment No. 116 to Registration Statement, which Amendment was filed via EDGAR on April 18, 2013, and is incorporated herein by reference.
(i)(1) Opinion of Counsel for the Registrant. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.
(i)(2) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 95 to the Registration Statement, which Amendment was filed via EDGAR on March 23, 2012, and is incorporated herein by reference.
(i)(3) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 103 to the Registration Statement, which Amendment was filed via EDGAR on July 25, 2012, and is incorporated herein by reference.
(i)(4) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 107 to Registration Statement, which was filed via EDGAR on November 13, 2012, and is incorporated herein by reference.
(i)(5) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 113 to Registration Statement, which was filed via EDGAR on February 6, 2013, and is incorporated herein by reference.

(i)(6) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 118 to Registration Statement, which Amendment was filed via EDGAR on December 30, 2013, and is incorporated herein by reference.
(i)(7) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 123 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2014, and is incorporated herein by reference.
(i)(8) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 128 to Registration Statement, which Amendment was filed via EDGAR on December 15, 2014, and is incorporated herein by reference.
(i)(9) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015, and is incorporated herein by reference.
(i)(10) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 140 to Registration Statement, which Amendment was filed via EDGAR on December 21, 2015, and is incorporated herein by reference.
(i)(11) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(i)(13) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.
(i)(14) Consent of Counsel for the Registrant. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(i)(15) Consent of Counsel for the Registrant. To be filed by subsequent amendment.
(j) Consent of Independent Registered Public Accounting Firm. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(k) None.
(l) Certificate re: initial $100,000 capital. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.
(m)(1) Shareholder Services and Distribution Plan. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(m)(2) Shareholder Services and Distribution Fee (12b-1 Fee) contractual waiver for the following Portfolios of the Registrant: AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, AST Bond Portfolio 2021, AST Bond Portfolio 2022, AST Bond Portfolio 2023, AST Bond Portfolio 2024, AST Bond Portfolio 2025, AST Bond Portfolio 2026, and AST Investment Grade Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 134 to Registration Statement, which Amendment was filed via EDGAR on June 25, 2015, and is incorporated herein by reference.
(m)(3) Shareholder Services and Distribution (12b-1) Fee contractual waiver for the AST Bond Portfolio 2027. Filed as an exhibit to Post-Effective Amendment No. 140 to Registration Statement, which Amendment was filed via EDGAR on December 21, 2015, and is incorporated herein by reference.

(m)(4) Shareholder Services and Distribution (12b-1) Fee contractual waiver for the AST Bond Portfolio 2028. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(m)(5) Shareholder Services and Distribution (12b-1) Fee contractual waiver for the AST Bond Portfolio 2029. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(m)(6) Shareholder Services and Distribution (12b-1) Fee contractual waiver for the AST Bond Portfolio 2030. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(n) None.
(o) None.
(p)(1) Code of Ethics of the Registrant. Filed as an exhibit to Prudential Investment Portfolios, Inc. 14 Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (file No. 002-82976), which was filed via EDGAR on June 21, 2016, and is incorporated herein by reference.
(p)(2) Investment Adviser Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager and Distributor, QMA LLC, and PGIM Fixed Income, dated January 2018. Filed as an exhibit to The Prudential Series Fund Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A (file No. 002-80896), which was filed via EDGAR on April 15, 2018, and is incorporated herein by reference.
(p)(3) Code of Ethics of Cohen & Steers Capital Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(p)(4) Code of Ethics of Goldman Sachs Asset Management, L.P. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.
(p)(5) Code of Ethics of Hotchkis and Wiley Capital Management LLC. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.
(p)(6) Code of Ethics of J. P. Morgan Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(p)(7) Code of Ethics of Massachusetts Financial Services Company dated December 10, 2018. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(p)(8) Code of Ethics of Neuberger Berman Management LLC (now known as Neuberger Berman Investment Advisers LLC). Filed as an exhibit to Post-Effective Amendment No.146 to Registration Statement, which Amendment was filed via EDGAR on August 15, 2016, and is incorporated herein by reference.
(p)(9) Code of Ethics of Pacific Investment Management Company LLC. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.

(p)(10) Code of Ethics of T. Rowe Price Associates, Inc dated September 1, 2018. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(p)(11) Code of Ethics of LSV Asset Management dated October 17, 2016, as amended November 11, 2016. Filed as an exhibit to Post-Effective Amendment No. 151 to Registration Statement, which Amendment was filed via EDGAR on April 13, 2017, and is incorporated herein by reference.
(p)(12) Code of Ethics of Lee Munder Investments, Ltd. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.
(p)(13) Code of Ethics of William Blair & Company, LLC. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.
(p)(14) Code of Ethics of ClearBridge Advisors, LLC. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(p)(15) Code of Ethics of Western Asset Management Company LLC and Western Asset Management Company Limited. Filed as an exhibit to Post-Effective Amendment No.146 to Registration Statement, which Amendment was filed via EDGAR on August 15, 2016, and is incorporated herein by reference.
(p)(16) Code of Ethics of Parametric Portfolio Associates LLC dated October 15, 2018. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(p)(17) Code of Ethics of WEDGE Capital Management LLP. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(p)(18) Code of Ethics of AlphaSimplex Group, LLC. Filed as an exhibit to Post-Effective Amendment No. 158 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2018, and is incorporated herein by reference.
(p)(19) Code of Ethics of First Quadrant, L.P. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(p)(20) Code of Ethics of Pyramis Global Advisors, LLC (now known as FIAM LLC). Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(p)(21) Code of Ethics of Brown Advisory, LLC. Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.
(p)(22) Code of Ethics of Thompson, Siegel & Walmsley LLC dated October 31, 2016. Filed as an exhibit to Post-Effective Amendment No. 151 to Registration Statement, which Amendment was filed via EDGAR on April 13, 2017, and is incorporated herein by reference.
(p)(23) Code of Ethics of Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, and Templeton Global Advisors Limited dated December 31, 2018. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.

(p)(24) Code of Ethics of Emerald Advisers Inc. and Emerald Mutual Fund Advisers Trust. Filed as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement of The Target Portfolio Trust on Form N-1A (File No. 33-50476) filed via EDGAR on February 23, 2012.
(p)(25) Code of Ethics of Jefferies Group Inc. (now CoreCommodity Management, LLC). Filed as an exhibit to Post-Effective Amendment No. 99 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2012, and is incorporated herein by reference.
(p)(26) Code of Ethics of AQR Capital Management, LLC. Filed as an exhibit to Post-Effective Amendment No.146 to Registration Statement, which Amendment was filed via EDGAR on August 15, 2016, and is incorporated herein by reference.
(p)(27) Code of Ethics of BlackRock, Inc. and its subsidiaries dated May 8, 2017. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(p)(28) Code of Ethics of Brandywine Global Investment Management, LLC. Filed as an exhibit to Post-Effective Amendment No.146 to Registration Statement, which Amendment was filed via EDGAR on August 15, 2016, and is incorporated herein by reference.
(p)(29) Code of Ethics of QS Investors. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(p)(30) Code of Ethics of Wellington Management Company LLP. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(p)(31) Code of Ethics of Victory Capital Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 163 to Registration Statement, which Amendment was filed via EDGAR on December 20, 2018, and is incorporated herein by reference.
(p)(32) Code of Ethics of Lazard Asset Management LLC. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(p)(33) Code of Ethics of Loomis, Sayles & Company, L.P. Filed as an exhibit to Post-Effective Amendment No. 162 to Registration Statement, which Amendment was filed via EDGAR on December 11, 2018, and is incorporated herein by reference.
(p)(34) Code of Ethics of AllianceBernstein L.P. Filed as an exhibit to Post-Effective Amendment No.146 to Registration Statement, which Amendment was filed via EDGAR on August 15, 2016, and is incorporated herein by reference.
(p)(35) Code of Ethics of Dana Investment Advisors, Inc. Filed as an exhibit to Post-Effective Amendment No. 154 to Registration Statement, which Amendment was filed via EDGAR on December 8, 2017, and is incorporated herein by reference.
(p)(36) Code of Ethics of Morgan Stanley Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No.146 to Registration Statement, which Amendment was filed via EDGAR on August 15, 2016, and is incorporated herein by reference.
(p)(37) Code of Ethics of Allianz Global Investors U.S. Holdings and its subsidiaries dated April 1, 2013, amended December 12, 2016. Filed as an exhibit to Post-Effective Amendment No. 151 to Registration Statement, which Amendment was filed via EDGAR on April 13, 2017, and is incorporated herein by reference.

(p)(38) Code of Ethics of UBS Asset Management (Americas) Inc. Filed as an exhibit to Post-Effective Amendment No. 149 to Registration Statement, which Amendment was filed via EDGAR on December 19, 2016, and is incorporated herein by reference.
(p)(39) Code of Ethics of Jennison Associates LLC dated November 26, 2018. Filed as an exhibit to Post-Effective Amendment No. 166 to Registration Statement, which Amendment was filed via EDGAR on April 16, 2019, and is incorporated herein by reference.
(p)(40) Code of Ethics of Capital Group. Filed as an exhibit to Post-Effective Amendment No. 158 to Registration Statement, which Amendment was filed via EDGAR on April 17, 2018, and is incorporated herein by reference.
Item 29. Persons Controlled by or under Common Control with the Registrant.
Registrant does not control any person within the meaning of the Investment Company Act of 1940. Registrant may be deemed to be under common control with its investment manager and its affiliates because a controlling interest in Registrant is held of record by Prudential Annuities Life Assurance Corporation. See Registrant’s Statement of Additional Information under “Management and Advisory Arrangements” and “Other Information.”
Item 30. Indemnification.
Section 5.2 of the Registrant’s Second Amended and Restated Declaration of Trust provides as follows:
The Trust shall indemnify each of its Trustees, Trustee Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise.
The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgment of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees, or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each Investment Management Agreement filed herewith or incorporated by reference herein.
With respect to the Subadvisers indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager’s indemnification of each Subadviser and its affiliated and controlling persons, reference is made to Section 14 of each Subadvisory Agreement filed herewith or incorporated by reference herein.  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and other Connections of the Investment Adviser.
AST Investment Services, Incorporated (“ASTI”), One Corporate Drive, Shelton, Connecticut 06484, and PGIM Investments LLC (“PGIM Investments”), 655 Broad Street, Newark, New Jersey 07102, serve as the co-investment managers to the Registrant. Information as to the business and other connections of the officers and directors of ASTI is included in ASTI’s Form ADV (File No. 801-40532), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference. Information as to the business and other connections of the officers and directors of PGIM Investments is included in PGIM Investments’ Form ADV (File No. 801-3110), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference.
Item 32. Principal Underwriters.
(a) Prudential Annuities Distributors, Inc. (PAD), One Corporate Drive, Shelton, Connecticut 06484 serves as the principal underwriter and distributor for shares of each Portfolio of Advanced Series Trust.  PAD is a registered broker-dealer and member of the Financial Industry Regulatory Authority (FINRA). The shares of each Portfolio of Advanced Series Trust are currently offered only to insurance company separate accounts as an investment option for variable annuity and variable life insurance contracts.
(b) The following table sets forth certain information regarding the directors and officers of PAD.
Name and Principal Business Address	Positions and Offices with Underwriter
James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Wayne Chopus One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director

Name and Principal Business Address	Positions and Offices with Underwriter
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb 3 Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-2917	AML Officer
Karen L. Stockla One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Item 33. Location of Accounts and Records.
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York Mellon Corp. (BNY), 225 Liberty Street, New York, New York 10286, PGIM, Inc., 655 Broad Street, Newark, New Jersey 07102, the Registrant, 655 Broad Street, Newark, New Jersey 07102, and Prudential Mutual Fund Services LLC (PMFS), 655 Broad Street, Newark, New Jersey 07102.
Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at 655 Broad Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.
Item 34. Management Services.
Other than as set forth under the caption “How the Trust is Managed ” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.
Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 18th day of April, 2019.
ADVANCED SERIES TRUST
Timothy Cronin

*Timothy Cronin
President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
Timothy S. Cronin* Timothy S. Cronin	President and Principal Executive Officer
Susan Davenport Austin* Susan Davenport Austin	Trustee
Sherry S. Barrat* Sherry S. Barrat	Trustee
Kay Ryan Booth* Kay Ryan Booth	Trustee
Stephen M. Chipman* Stephen M. Chipman	Trustee
Robert F. Gunia* Robert F. Gunia	Trustee
Thomas T. Mooney * Thomas T. Mooney	Trustee
Thomas M. O’Brien* Thomas M. O’Brien	Trustee
Jessica Bibliowicz* Jessica Bibliowicz	Trustee
Christian J. Kelly* Christian J. Kelly	Treasurer, Principal Financial and Accounting Officer
*By: /s/ Kathleen DeNicholas Kathleen DeNicholas	Attorney-in-Fact	April 18, 2019

POWER OF ATTORNEY
The undersigned, Susan Davenport Austin, Sherry S. Barrat, Jessica M. Bibliowicz, Kay Ryan Booth, Stephen M. Chipman, Timothy S. Cronin, Robert F. Gunia, Thomas T. Mooney, Thomas M. O’Brien and Christian J. Kelly, as directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto hereby authorize Andrew French, Claudia DiGiacomo, Kathleen DeNicholas, Raymond A. O’Hara, Jonathan D. Shain and Melissa Gonzalez, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.
This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Susan Davenport Austin Susan Davenport Austin
/s/ Sherry S. Barrat Sherry S. Barrat
/s/ Jessica M. Bibliowicz Jessica M. Bibliowicz
/s/ Kay Ryan Booth Kay Ryan Booth
/s/ Stephen M. Chipman Stephen M. Chipman
/s/ Timothy S. Cronin Timothy S. Cronin
/s/ Robert F. Gunia Robert F. Gunia
/s/ Thomas T. Mooney Thomas T. Mooney
/s/ Thomas M. O’Brien Thomas M. O’Brien
/s/ Christian J. Kelly Christian J. Kelly

Dated: March 13, 2019

Appendix A
Advanced Series Trust
The Prudential Series Fund
Prudential’s Gibraltar Fund, Inc.

Advanced Series Trust
Exhibit Index
Item 28 Exhibit No.	Description
None.